UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.4%
Information Technology - 25.8%
Communications Equipment - 2.3%
Ciena Corp. (a)	924,839	$21,521,004
Infinera Corp. (a)	1,507,610	15,392,698

		36,913,702

Internet Software & Services - 10.4%
Cornerstone OnDemand, Inc. (a)	237,190	11,235,690
CoStar Group, Inc. (a)	177,691	31,449,530
Criteo SA (Sponsored ADR) (a)	171,376	6,051,286
Dealertrack Technologies, Inc. (a)	583,486	21,764,028
Demandware, Inc. (a)	321,404	15,893,428
Envestnet, Inc. (a)	301,810	10,955,703
LogMeIn, Inc. (a)	367,360	11,865,728
Pandora Media, Inc. (a)(b)	650,490	16,346,814
Shutterstock, Inc. (a)(b)	160,291	11,348,603
Trulia, Inc. (a)	296,500	11,851,105
Yelp, Inc. (a)	237,235	16,072,671

		164,834,586

Semiconductors & Semiconductor Equipment - 4.1%
Cavium, Inc. (a)	442,200	17,825,082
Power Integrations, Inc.	235,191	13,509,371
Synaptics, Inc. (a)	276,260	12,846,090
Teradyne, Inc. (a)	779,460	13,632,755
Veeco Instruments, Inc. (a)	206,831	6,041,534

		63,854,832

Software - 9.0%
Aspen Technology, Inc. (a)	461,543	17,644,789
Cadence Design Systems, Inc. (a)	741,406	9,616,036
FireEye, Inc. (a)	143,894	5,446,388
FleetMatics Group PLC (a)	363,842	11,551,983
Guidewire Software, Inc. (a)	468,510	23,762,827
PTC, Inc. (a)	778,100	21,568,932
SS&C Technologies Holdings, Inc. (a)	512,449	20,139,246
Tableau Software, Inc.-Class A (a)	119,004	7,313,986
Ultimate Software Group, Inc. (The) (a)	163,617	25,275,554

		142,319,741

		407,922,861

Health Care - 21.0%
Biotechnology - 5.4%
Aegerion Pharmaceuticals, Inc. (a)	94,870	7,857,133
Celldex Therapeutics, Inc. (a)	269,557	6,175,551
Cubist Pharmaceuticals, Inc. (a)	186,121	11,539,502
Hyperion Therapeutics, Inc. (a)(b)	102,892	2,060,927
Intercept Pharmaceuticals, Inc.(a)	99,557	5,399,972

Company	Shares	U.S. $ Value
Isis Pharmaceuticals, Inc. (a)(b)	268,427	8,930,566
KYTHERA Biopharmaceuticals, Inc. (a)(b)	154,816	6,921,823
Momenta Pharmaceuticals, Inc. (a)	378,010	6,195,584
NPS Pharmaceuticals, Inc. (a)	317,780	9,145,708
Pharmacyclics, Inc. (a)	47,720	5,661,501
Puma Biotechnology, Inc. (a)	123,387	4,726,956
Synageva BioPharma Corp. (a)(b)	102,672	5,215,738
TESARO, Inc. (a)	157,220	6,052,970

		85,883,931

Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	379,060	21,629,164
HeartWare International, Inc. (a)	181,250	13,151,500
LDR Holding Corp. (a)(b)	200,273	4,147,654
Sirona Dental Systems, Inc. (a)	201,462	14,555,629
TearLab Corp. (a)(b)	492,806	5,139,966

		58,623,913

Health Care Providers & Services - 5.7%
Acadia Healthcare Co., Inc. (a)	579,937	25,146,068
IPC The Hospitalist Co., Inc. (a)	152,569	8,359,256
Mednax, Inc. (a)	146,300	15,949,626
Premier, Inc.-Class A (a)	209,902	6,467,081
Team Health Holdings, Inc. (a)	451,641	19,619,285
WellCare Health Plans, Inc. (a)	207,699	13,849,369

		89,390,685

Life Sciences Tools & Services - 2.2%
ICON PLC (a)	482,445	19,510,076
PAREXEL International Corp. (a)	345,120	15,775,435

		35,285,511

Pharmaceuticals - 4.0%
Akorn, Inc. (a)	887,794	18,146,509
Jazz Pharmaceuticals PLC (a)	197,340	17,906,632
Pacira Pharmaceuticals, Inc./DE (a)	459,380	23,203,284
Repros Therapeutics, Inc. (a)(b)	251,420	4,535,617

		63,792,042

		332,976,082

Industrials - 20.3%
Aerospace & Defense - 2.1%
Hexcel Corp. (a)	616,971	26,104,043
KEYW Holding Corp. (The) (a)(b)	682,943	7,853,845

		33,957,888

Commercial Services & Supplies - 1.0%
Interface, Inc.	770,420	15,601,005

Company	Shares	U.S. $ Value
Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	749,553	22,224,246

Industrial Conglomerates - 1.4%
Carlisle Cos., Inc.	306,284	22,260,721

Machinery - 8.9%
Actuant Corp.-Class A	530,790	19,936,472
Chart Industries, Inc. (a)	204,482	21,975,681
IDEX Corp.	296,940	20,533,401
Lincoln Electric Holdings, Inc.	255,300	17,676,972
Middleby Corp. (The) (a)	107,780	24,536,117
RBC Bearings, Inc. (a)	219,664	15,110,687
Valmont Industries, Inc.	149,011	20,936,045

		140,705,375

Marine - 1.5%
Kirby Corp. (a)	272,147	24,082,288

Professional Services - 1.2%
TrueBlue, Inc. (a)	782,078	19,317,327

Road & Rail - 1.4%
Genesee & Wyoming, Inc.-Class A (a)	219,510	21,915,878

Trading Companies & Distributors - 1.4%
United Rentals, Inc. (a)	330,910	21,373,477

		321,438,205

Consumer Discretionary - 16.3%
Distributors - 1.3%
LKQ Corp. (a)	637,347	21,051,571

Diversified Consumer Services - 3.0%
Bright Horizons Family Solutions, Inc. (a)	513,429	19,125,230
Capella Education Co. (a)	280,310	17,076,485
Grand Canyon Education, Inc. (a)	222,902	10,536,578

		46,738,293

Internet & Catalog Retail - 2.0%
HomeAway, Inc. (a)	411,601	12,203,970
Shutterfly, Inc. (a)	400,731	19,691,921

		31,895,891

Media - 0.8%
National CineMedia, Inc.	718,121	12,581,480

Specialty Retail - 9.2%
Cabela’s, Inc. (a)	241,970	14,353,660
Conn’s, Inc. (a)(b)	481,570	29,106,091
Dick’s Sporting Goods, Inc.	249,290	13,264,721
Five Below, Inc. (a)	416,452	20,097,974
Hibbett Sports, Inc. (a)(b)	298,183	17,393,014
Lumber Liquidators Holdings, Inc. (a)(b)	232,830	26,586,858

Company	Shares	U.S. $ Value
Restoration Hardware Holdings, Inc. (a)	351,324	24,501,336

		145,303,654

		257,570,889

Financials - 5.2%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	29,305	5,785,979
Stifel Financial Corp. (a)	387,383	15,863,334

		21,649,313

Commercial Banks - 3.8%
City National Corp./CA	103,460	7,460,501
Iberiabank Corp.	267,926	15,654,916
Signature Bank/New York NY (a)	177,119	18,034,256
SVB Financial Group (a)	198,778	19,038,957

		60,188,630

		81,837,943

Energy - 5.0%
Energy Equipment & Services - 2.1%
Dril-Quip, Inc. (a)	135,400	15,898,668
Forum Energy Technologies, Inc. (a)	227,158	6,646,643
Oil States International, Inc. (a)	97,992	10,644,871

		33,190,182

Oil, Gas & Consumable Fuels - 2.9%
Emerald Oil, Inc. (a)	591,164	5,143,127
Laredo Petroleum Holdings, Inc. (a)	480,141	15,254,080
Matador Resources Co. (a)	602,255	11,087,514
Oasis Petroleum, Inc. (a)	279,016	14,857,602

		46,342,323

		79,532,505

Materials - 1.6%
Chemicals - 1.6%
PolyOne Corp.	855,340	25,916,802

Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
Chefs’ Warehouse, Inc. (The) (a)	549,198	13,158,784
Sprouts Farmers Market, Inc. (a)	33,993	1,565,718

		14,724,502

Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc.-Class A (a)(b)	277,951	5,353,336

Total Common Stocks (cost $1,118,274,152)		1,527,273,125

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (c) (cost $48,787,071)	48,787,071	48,787,071

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $1,167,061,223)		1,576,060,196

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
Investment Companies - 2.6%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $41,785,741)	41,785,741	41,785,741

Total Investments - 102.1% (cost $1,208,846,964) (d)		1,617,845,937
Other assets less liabilities - (2.1)%		(33,680,361)

Net Assets - 100.0%		$1,584,165,576

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $417,396,493 and gross unrealized depreciation of investments was $(8,397,520), resulting in net unrealized appreciation of $408,998,973.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small Cap Growth Fund

October 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,527,273,125		$	– 0	–	$	– 0	–	$1,527,273,125
Short-Term Investments	48,787,071			– 0	–		– 0	–	48,787,071
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	41,785,741			– 0	–		– 0	–	41,785,741

Total Investments in Securities	1,617,845,937			– 0	–		– 0	–	1,617,845,937
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,617,845,937		$	– 0	–	$	– 0	–	$1,617,845,937

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Market Neutral Strategy - U.S.

Portfolio of Investments

October 31, 2013 (unaudited)

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.2%
Options on Equities - 0.2%
Outperf XME SPY, Union Bank of Switzerland Expiration: Jan 2014, Exercise Price: $ 0.0001 (a)(b) (premiums paid $18,300)		300,000	$14,000

	Shares
SHORT-TERM INVESTMENTS - 98.2%
Investment Companies - 62.8%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.08% (c)+ (cost $3,549,792)		3,549,792	3,549,792

	Principal Amount (000)
U.S. Treasury Bills - 35.4%
U.S. Treasury Bill 0.01%, 1/23/14 (cost $1,999,862)	U.S.$	2,000	1,999,862

Total Short-Term Investments (cost $5,549,654)			5,549,654

Total Investments - 98.4% (cost $5,567,954)			5,563,654
Other assets less liabilities - 1.6% (d)			89,715

Net Assets - 100.0%			$5,653,369

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	3M Co.	720	0.45%	$86	4/15/15	Morgan Stanley Capital Services	$4,342
Receive	3M Co.	52	0.45%	6	4/15/15	Morgan Stanley Capital Services	314
Receive	Abbott Laboratories	3,400	0.45%	126	4/15/15	Morgan Stanley Capital Services	(1,509)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Activision Blizzard, Inc.	2,562	0.45%	$44	4/15/15	Morgan Stanley Capital Services	$(1,870)
Receive	Activision Blizzard, Inc.	238	0.45%	4	4/15/15	Morgan Stanley Capital Services	(267)
Receive	Activision Blizzard, Inc.	3,192	0.45%	57	4/15/15	Morgan Stanley Capital Services	(3,575)
Receive	Adobe Systems, Inc.	1,412	0.46%	74	4/15/15	Morgan Stanley Capital Services	2,852
Receive	Aes Corp./VA	6,000	0.45%	85	4/15/15	Morgan Stanley Capital Services	(616)
Receive	Amazon.Com, Inc.	34	0.45%	10	4/15/15	Morgan Stanley Capital Services	1,959
Receive	Amazon.Com, Inc.	278	0.45%	85	4/15/15	Morgan Stanley Capital Services	16,021
Receive	American International Group, Inc.	149	0.45%	7	4/15/15	Morgan Stanley Capital Services	243
Receive	American International Group, Inc.	2,058	0.45%	103	4/15/15	Morgan Stanley Capital Services	3,355
Receive	Amerisourcebergen Corp.	150	0.45%	9	4/15/15	Morgan Stanley Capital Services	378
Receive	Amerisourcebergen Corp.	1,950	0.45%	122	4/15/15	Morgan Stanley Capital Services	4,914
Receive	Amerisourcebergen Corp.	21	0.45%	1	4/15/15	Morgan Stanley Capital Services	53
Receive	Anadarko Petroleum Corp.	515	0.45%	49	4/15/15	Morgan Stanley Capital Services	(278)
Receive	Anadarko Petroleum Corp.	31	0.45%	3	4/15/15	Morgan Stanley Capital Services	(17)
Receive	Applied Materials, Inc.	2,784	0.45%	50	4/15/15	Morgan Stanley Capital Services	83
Receive	Applied Materials, Inc.	1,084	0.45%	19	4/15/15	Morgan Stanley Capital Services	32

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Applied Materials, Inc.	416	0.45%	$7	4/15/15	Morgan Stanley Capital Services	$12
Receive	Archer-Daniels-Midland Co.	906	0.45%	33	4/15/15	Morgan Stanley Capital Services	3,696
Receive	Archer-Daniels-Midland Co.	102	0.45%	4	4/15/15	Morgan Stanley Capital Services	416
Receive	Archer-Daniels-Midland Co.	1,419	0.45%	52	4/15/15	Morgan Stanley Capital Services	5,789
Receive	Assurant, Inc.	120	0.45%	7	4/15/15	Morgan Stanley Capital Services	130
Receive	Assurant, Inc.	1,531	0.45%	88	4/15/15	Morgan Stanley Capital Services	1,653
Receive	Assurant, Inc.	129	0.45%	7	4/15/15	Morgan Stanley Capital Services	139
Receive	Boeing Co. (The)	58	0.45%	7	4/15/15	Morgan Stanley Capital Services	715
Receive	Boeing Co. (The)	419	0.45%	50	4/15/15	Morgan Stanley Capital Services	5,162
Receive	Boeing Co. (The)	352	0.45%	42	4/15/15	Morgan Stanley Capital Services	4,337
Receive	Brocade Communications Systems, Inc.	7,730	0.45%	65	4/15/15	Morgan Stanley Capital Services	(2,546)
Receive	Bunge Ltd.	69	0.45%	5	4/15/15	Morgan Stanley Capital Services	239
Receive	Bunge Ltd.	837	0.45%	66	4/15/15	Morgan Stanley Capital Services	2,896
Receive	Bunge Ltd.	122	0.45%	10	4/15/15	Morgan Stanley Capital Services	422
Receive	Camden Property Trust	79	0.45%	5	4/15/15	Morgan Stanley Capital Services	(20)
Receive	Camden Property Trust	1,088	0.45%	70	4/15/15	Morgan Stanley Capital Services	(272)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Carter’s, Inc.	67	0.45%	$5	4/15/15	Morgan Stanley Capital Services	$(279)
Receive	Carter’s, Inc.	915	0.45%	67	4/15/15	Morgan Stanley Capital Services	(3,806)
Receive	Celgene Corp.	185	0.45%	30	4/15/15	Morgan Stanley Capital Services	(2,079)
Receive	Celgene Corp.	36	0.45%	6	4/15/15	Morgan Stanley Capital Services	(243)
Receive	Celgene Corp.	187	0.45%	29	4/15/15	Morgan Stanley Capital Services	(1,264)
Receive	Celgene Corp.	304	0.45%	47	4/15/15	Morgan Stanley Capital Services	(2,055)
Receive	CF Industries Holdings, Inc.	27	0.45%	6	4/15/15	Morgan Stanley Capital Services	282
Receive	CF Industries Holdings, Inc.	207	0.45%	42	4/15/15	Morgan Stanley Capital Services	2,161
Receive	Check Point Software Technologies Ltd.	449	0.45%	26	4/15/15	Morgan Stanley Capital Services	(131)
Receive	Check Point Software Technologies Ltd.	110	0.45%	6	4/15/15	Morgan Stanley Capital Services	25
Receive	Check Point Software Technologies Ltd.	293	0.45%	17	4/15/15	Morgan Stanley Capital Services	67
Receive	Check Point Software Technologies Ltd.	980	0.45%	57	4/15/15	Morgan Stanley Capital Services	225
Receive	Chubb Corp. (The)	77	0.45%	7	4/15/15	Morgan Stanley Capital Services	179
Receive	Chubb Corp. (The)	608	0.45%	55	4/15/15	Morgan Stanley Capital Services	1,411
Receive	Chubb Corp. (The)	414	0.45%	37	4/15/15	Morgan Stanley Capital Services	960
Receive	Clorox Co. (The)	95	0.45%	8	4/15/15	Morgan Stanley Capital Services	607

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Clorox Co. (The)	1,317	0.45%	$110	4/15/15	Morgan Stanley Capital Services	$8,416
Receive	Coca-Cola Enterprises, Inc.	155	0.45%	6	4/15/15	Morgan Stanley Capital Services	191
Receive	Coca-Cola Enterprises, Inc.	2,151	0.45%	87	4/15/15	Morgan Stanley Capital Services	2,646
Receive	Colgate-Palmolive Co.	802	0.45%	49	4/15/15	Morgan Stanley Capital Services	2,807
Receive	Colgate-Palmolive Co.	112	0.45%	7	4/15/15	Morgan Stanley Capital Services	392
Receive	Colgate-Palmolive Co.	1,565	0.45%	96	4/15/15	Morgan Stanley Capital Services	5,477
Receive	Concho Resources, Inc.	33	0.45%	4	4/15/15	Morgan Stanley Capital Services	(26)
Receive	Concho Resources, Inc.	259	0.45%	29	4/15/15	Morgan Stanley Capital Services	(207)
Receive	Constellation Brands, Inc.	106	0.45%	7	4/15/15	Morgan Stanley Capital Services	318
Receive	Constellation Brands, Inc.	1,470	0.45%	92	4/15/15	Morgan Stanley Capital Services	4,410
Receive	Continental Resources, Inc./OK	37	0.45%	4	4/15/15	Morgan Stanley Capital Services	20
Receive	Continental Resources, Inc./OK	501	0.45%	57	4/15/15	Morgan Stanley Capital Services	276
Receive	Copa Holdings SA	36	0.45%	5	4/15/15	Morgan Stanley Capital Services	119
Receive	Copa Holdings SA	499	0.45%	73	4/15/15	Morgan Stanley Capital Services	1,647
Receive	CR Bard, Inc.	731	0.45%	87	4/15/15	Morgan Stanley Capital Services	12,983
Receive	CR Bard, Inc.	52	0.45%	6	4/15/15	Morgan Stanley Capital Services	923

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSX Corp.	157	0.45%	$4	4/15/15	Morgan Stanley Capital Services	$(6)
Receive	CSX Corp.	1,747	0.45%	46	4/15/15	Morgan Stanley Capital Services	(70)
Receive	Danaher Corp.	37	0.45%	3	4/15/15	Morgan Stanley Capital Services	114
Receive	Danaher Corp.	627	0.45%	43	4/15/15	Morgan Stanley Capital Services	1,925
Receive	Deere & Co.	92	0.45%	8	4/15/15	Morgan Stanley Capital Services	(48)
Receive	Deere & Co.	68	0.45%	6	4/15/15	Morgan Stanley Capital Services	(35)
Receive	Deere & Co.	999	0.45%	82	4/15/15	Morgan Stanley Capital Services	(520)
Receive	Dish Network Corp.	180	0.45%	9	4/15/15	Morgan Stanley Capital Services	11
Receive	Dish Network Corp.	2,192	0.45%	106	4/15/15	Morgan Stanley Capital Services	131
Receive	Dover Corp.	69	0.45%	6	4/15/15	Morgan Stanley Capital Services	159
Receive	Dover Corp.	773	0.45%	69	4/15/15	Morgan Stanley Capital Services	1,778
Receive	Dover Corp.	184	0.45%	16	4/15/15	Morgan Stanley Capital Services	423
Receive	Dril-Quip, Inc.	48	0.45%	6	4/15/15	Morgan Stanley Capital Services	(14)
Receive	Dril-Quip, Inc.	668	0.45%	79	4/15/15	Morgan Stanley Capital Services	(200)
Receive	DTE Energy Co.	1,371	0.45%	90	4/15/15	Morgan Stanley Capital Services	4,703
Receive	DTE Energy Co.	98	0.45%	6	4/15/15	Morgan Stanley Capital Services	336

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Electronic Arts, Inc.	177	0.45%	$4	4/15/15	Morgan Stanley Capital Services	$404
Receive	Electronic Arts, Inc.	2,378	0.45%	57	4/15/15	Morgan Stanley Capital Services	5,422
Receive	Expeditors International Of Washington I	151	0.45%	7	4/15/15	Morgan Stanley Capital Services	323
Receive	Expeditors International Of Washington I	2,018	0.45%	87	4/15/15	Morgan Stanley Capital Services	4,318
Receive	Fiserv, Inc.	80	0.45%	8	4/15/15	Morgan Stanley Capital Services	223
Receive	Fiserv, Inc.	82	0.45%	8	4/15/15	Morgan Stanley Capital Services	229
Receive	Fiserv, Inc.	754	0.45%	77	4/15/15	Morgan Stanley Capital Services	2,104
Receive	Fiserv, Inc.	87	0.45%	9	4/15/15	Morgan Stanley Capital Services	243
Receive	Gamestop Corp.	80	0.45%	4	4/15/15	Morgan Stanley Capital Services	282
Receive	Gamestop Corp.	895	0.45%	46	4/15/15	Morgan Stanley Capital Services	3,150
Receive	Gap, Inc. (The)	116	0.45%	4	4/15/15	Morgan Stanley Capital Services	23
Receive	Gap, Inc. (The)	1,600	0.45%	59	4/15/15	Morgan Stanley Capital Services	320
Receive	Goodyear Tire & Rubber Co. (The)	361	0.45%	8	4/15/15	Morgan Stanley Capital Services	(491)
Receive	Goodyear Tire & Rubber Co. (The)	566	0.45%	13	4/15/15	Morgan Stanley Capital Services	(770)
Receive	Goodyear Tire & Rubber Co. (The)	3,443	0.45%	77	4/15/15	Morgan Stanley Capital Services	(4,683)
Receive	Gulfport Energy Corp.	759	0.45%	52	4/15/15	Morgan Stanley Capital Services	(7,021)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Hanesbrands, Inc.	122	0.45%	$7	4/15/15	Morgan Stanley Capital Services	$928
Receive	Hanesbrands, Inc.	868	0.45%	53	4/15/15	Morgan Stanley Capital Services	6,605
Receive	Hanesbrands, Inc.	771	0.45%	47	4/15/15	Morgan Stanley Capital Services	5,867
Receive	Harris Corp.	134	0.45%	8	4/15/15	Morgan Stanley Capital Services	401
Receive	Harris Corp.	293	0.45%	17	4/15/15	Morgan Stanley Capital Services	876
Receive	Harris Corp.	1,255	0.45%	74	4/15/15	Morgan Stanley Capital Services	3,752
Receive	Hershey Co. (The)	526	0.45%	49	4/15/15	Morgan Stanley Capital Services	3,161
Receive	Hershey Co. (The)	86	0.45%	8	4/15/15	Morgan Stanley Capital Services	517
Receive	Hershey Co. (The)	263	0.45%	25	4/15/15	Morgan Stanley Capital Services	1,581
Receive	Hershey Co. (The)	728	0.45%	68	4/15/15	Morgan Stanley Capital Services	4,375
Receive	Hospira, Inc.	155	0.45%	6	4/15/15	Morgan Stanley Capital Services	(60)
Receive	Hospira, Inc.	1,863	0.45%	76	4/15/15	Morgan Stanley Capital Services	(727)
Receive	Humana, Inc.	725	0.45%	69	4/15/15	Morgan Stanley Capital Services	(1,936)
Receive	Humana, Inc.	61	0.45%	6	4/15/15	Morgan Stanley Capital Services	(163)
Receive	Huntsman Corp.	244	0.45%	5	4/15/15	Morgan Stanley Capital Services	417
Receive	Huntsman Corp.	3,277	0.45%	70	4/15/15	Morgan Stanley Capital Services	5,604

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	International Flavors & Fragrances, Inc.	98	0.45%	$8	4/15/15	Morgan Stanley Capital Services	$238
Receive	International Flavors & Fragrances, Inc.	1,360	0.45%	109	4/15/15	Morgan Stanley Capital Services	3,305
Receive	Jabil Circuit, Inc.	315	0.45%	7	4/15/15	Morgan Stanley Capital Services	(265)
Receive	Jabil Circuit, Inc.	4,363	0.45%	95	4/15/15	Morgan Stanley Capital Services	(3,665)
Receive	Johnson Controls, Inc.	113	0.45%	5	4/15/15	Morgan Stanley Capital Services	503
Receive	Johnson Controls, Inc.	1,562	0.45%	65	4/15/15	Morgan Stanley Capital Services	6,951
Receive	JPMorgan Chase & Co.	43	0.45%	2	4/15/15	Morgan Stanley Capital Services	(33)
Receive	JPMorgan Chase & Co.	727	0.45%	38	4/15/15	Morgan Stanley Capital Services	(560)
Receive	Kla-Tencor Corp.	1,029	0.45%	64	4/15/15	Morgan Stanley Capital Services	3,756
Receive	Kla-Tencor Corp.	447	0.45%	28	4/15/15	Morgan Stanley Capital Services	1,632
Receive	Kla-Tencor Corp.	107	0.45%	7	4/15/15	Morgan Stanley Capital Services	391
Receive	Kroger Co. (The)	173	0.45%	7	4/15/15	Morgan Stanley Capital Services	317
Receive	Kroger Co. (The)	2,384	0.45%	98	4/15/15	Morgan Stanley Capital Services	4,363
Receive	Linear Technology Corp.	221	0.45%	9	4/15/15	Morgan Stanley Capital Services	351
Receive	Linear Technology Corp.	3,057	0.45%	121	4/15/15	Morgan Stanley Capital Services	4,861
Receive	Lowe’s Co., Inc.	127	0.45%	6	4/15/15	Morgan Stanley Capital Services	169

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Lowe’s Co., Inc.	948	0.45%	$46	4/15/15	Morgan Stanley Capital Services	$1,261
Receive	LPL Financial Holdings, Inc.	121	0.45%	5	4/15/15	Morgan Stanley Capital Services	258
Receive	LPL Financial Holdings, Inc.	1,688	0.45%	65	4/15/15	Morgan Stanley Capital Services	3,595
Receive	Lyondellbasell Industries NV	112	0.45%	8	4/15/15	Morgan Stanley Capital Services	(66)
Receive	Lyondellbasell Industries NV	274	0.45%	21	4/15/15	Morgan Stanley Capital Services	(162)
Receive	Lyondellbasell Industries NV	941	0.45%	71	4/15/15	Morgan Stanley Capital Services	(555)
Receive	Lyondellbasell Industries NV	278	0.45%	21	4/15/15	Morgan Stanley Capital Services	(164)
Receive	Macy’s, Inc.	2,370	0.45%	104	4/15/15	Morgan Stanley Capital Services	4,934
Receive	Mastercard, Inc.	12	0.45%	8	4/15/15	Morgan Stanley Capital Services	368
Receive	Mastercard, Inc.	144	0.45%	99	4/15/15	Morgan Stanley Capital Services	4,422
Receive	Mckesson Corp.	86	0.45%	12	4/15/15	Morgan Stanley Capital Services	1,582
Receive	Mckesson Corp.	323	0.45%	45	4/15/15	Morgan Stanley Capital Services	5,940
Receive	Mckesson Corp.	327	0.45%	45	4/15/15	Morgan Stanley Capital Services	6,013
Receive	Mead Johnson Nutrition Co.	1,557	0.45%	120	4/15/15	Morgan Stanley Capital Services	7,006
Receive	Mead Johnson Nutrition Co.	113	0.45%	9	4/15/15	Morgan Stanley Capital Services	508
Receive	Metlife, Inc.	111	0.45%	5	4/15/15	Morgan Stanley Capital Services	(114)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Metlife, Inc.	1,548	0.45%	$75	4/15/15	Morgan Stanley Capital Services	$(1,594)
Receive	Molson Co.ors Brewing Co.	2,000	0.15%	106	4/15/15	Morgan Stanley Capital Services	2,466
Receive	Murphy Oil Corp.	507	0.45%	31	4/15/15	Morgan Stanley Capital Services	(816)
Receive	Murphy Oil Corp.	959	0.45%	59	4/15/15	Morgan Stanley Capital Services	(1,544)
Receive	Murphy Oil Corp.	109	0.45%	7	4/15/15	Morgan Stanley Capital Services	(176)
Receive	Nextera Energy, Inc.	420	0.45%	34	4/15/15	Morgan Stanley Capital Services	1,907
Receive	Nextera Energy, Inc.	705	0.45%	57	4/15/15	Morgan Stanley Capital Services	3,201
Receive	Nextera Energy, Inc.	98	0.45%	8	4/15/15	Morgan Stanley Capital Services	445
Receive	Noble Energy, Inc.	46	0.45%	3	4/15/15	Morgan Stanley Capital Services	304
Receive	Noble Energy, Inc.	495	0.45%	34	4/15/15	Morgan Stanley Capital Services	3,277
Receive	Nordstrom, Inc.	98	0.45%	6	4/15/15	Morgan Stanley Capital Services	346
Receive	Nordstrom, Inc.	1,353	0.45%	77	4/15/15	Morgan Stanley Capital Services	4,776
Receive	Nucor Corp.	933	0.45%	46	4/15/15	Morgan Stanley Capital Services	2,137
Receive	Nucor Corp.	105	0.45%	5	4/15/15	Morgan Stanley Capital Services	240
Receive	O’Reilly Automotive, Inc.	65	0.45%	8	4/15/15	Morgan Stanley Capital Services	(343)
Receive	O’Reilly Automotive, Inc.	52	0.45%	7	4/15/15	Morgan Stanley Capital Services	(274)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	O’Reilly Automotive, Inc.	274	0.45%	$35	4/15/15	Morgan Stanley Capital Services	$(1,444)
Receive	O’Reilly Automotive, Inc.	158	0.45%	20	4/15/15	Morgan Stanley Capital Services	(833)
Receive	Occidental Petroleum Corp.	1,290	0.45%	125	4/15/15	Morgan Stanley Capital Services	(622)
Receive	Oshkosh Corp.	108	0.45%	5	4/15/15	Morgan Stanley Capital Services	(323)
Receive	Oshkosh Corp.	1,490	0.45%	75	4/15/15	Morgan Stanley Capital Services	(4,455)
Receive	Packaging Corp. Of America	1,109	0.45%	64	4/15/15	Morgan Stanley Capital Services	4,880
Receive	Packaging Corp. Of America	102	0.45%	6	4/15/15	Morgan Stanley Capital Services	449
Receive	Partnerre Ltd.	1,265	0.45%	118	4/15/15	Morgan Stanley Capital Services	8,589
Receive	Partnerre Ltd.	91	0.45%	8	4/15/15	Morgan Stanley Capital Services	618
Receive	Paychex, Inc.	2,299	0.45%	94	4/15/15	Morgan Stanley Capital Services	3,540
Receive	Paychex, Inc.	210	0.45%	9	4/15/15	Morgan Stanley Capital Services	323
Receive	Pfizer, Inc.	1,753	0.45%	53	4/15/15	Morgan Stanley Capital Services	719
Receive	Pfizer, Inc.	2,914	0.45%	85	4/15/15	Morgan Stanley Capital Services	4,429
Receive	Pfizer, Inc.	212	0.45%	6	4/15/15	Morgan Stanley Capital Services	322
Receive	Prudential Financial, Inc.	938	0.45%	75	4/15/15	Morgan Stanley Capital Services	1,548
Receive	Prudential Financial, Inc.	11	0.45%	1	4/15/15	Morgan Stanley Capital Services	18

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Prudential Financial, Inc.	69	0.45%	$6	4/15/15	Morgan Stanley Capital Services	$114
Receive	Rockwell Automation, Inc.	893	0.45%	95	4/15/15	Morgan Stanley Capital Services	3,626
Receive	Rockwell Automation, Inc.	116	0.45%	12	4/15/15	Morgan Stanley Capital Services	471
Receive	Rockwell Automation, Inc.	76	0.45%	8	4/15/15	Morgan Stanley Capital Services	309
Receive	Royal Caribbean Cruises Ltd.	118	0.45%	4	4/15/15	Morgan Stanley Capital Services	628
Receive	Royal Caribbean Cruises Ltd.	1,586	0.45%	58	4/15/15	Morgan Stanley Capital Services	8,437
Receive	Salix Pharmaceuticals Ltd.	89	0.45%	6	4/15/15	Morgan Stanley Capital Services	307
Receive	Salix Pharmaceuticals Ltd.	943	0.45%	64	4/15/15	Morgan Stanley Capital Services	3,253
Receive	Sandisk Corp.	459	0.45%	31	4/15/15	Morgan Stanley Capital Services	609
Receive	Sandisk Corp.	102	0.45%	6	4/15/15	Morgan Stanley Capital Services	695
Receive	Sandisk Corp.	299	0.45%	19	4/15/15	Morgan Stanley Capital Services	2,036
Receive	Sandisk Corp.	835	0.45%	52	4/15/15	Morgan Stanley Capital Services	5,686
Receive	Schlumberger Ltd.	546	0.45%	49	4/15/15	Morgan Stanley Capital Services	1,736
Receive	Schlumberger Ltd.	33	0.45%	3	4/15/15	Morgan Stanley Capital Services	105
Receive	Scripps Networks Interactive, Inc.	107	0.45%	8	4/15/15	Morgan Stanley Capital Services	279
Receive	Scripps Networks Interactive, Inc.	1,482	0.45%	115	4/15/15	Morgan Stanley Capital Services	3,868

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	SEI Investments Co.	179	0.45%	$6		4/15/15	Morgan Stanley Capital Services	$292
Receive	SEI Investments Co.	2,472	0.45%	78		4/15/15	Morgan Stanley Capital Services	4,029
Receive	Starbucks Corp.	99	0.45%	8		4/15/15	Morgan Stanley Capital Services	430
Receive	Starbucks Corp.	1,124	0.45%	86		4/15/15	Morgan Stanley Capital Services	4,878
Receive	Starbucks Corp.	243	0.45%	19		4/15/15	Morgan Stanley Capital Services	1,055
Receive	Stericycle, Inc.	59	0.45%	7		4/15/15	Morgan Stanley Capital Services	(32)
Receive	Stericycle, Inc.	664	0.45%	78		4/15/15	Morgan Stanley Capital Services	(365)
Receive	Stericycle, Inc.	145	0.45%	17		4/15/15	Morgan Stanley Capital Services	(80)
Receive	Stryker Corp.	1,219	0.45%	85		4/15/15	Morgan Stanley Capital Services	4,535
Receive	Stryker Corp.	88	0.45%	6		4/15/15	Morgan Stanley Capital Services	327
Receive	T Rowe Price Group, Inc.	96	0.45%	7		4/15/15	Morgan Stanley Capital Services	307
Receive	T Rowe Price Group, Inc.	1,331	0.45%	99		4/15/15	Morgan Stanley Capital Services	4,259
Receive	TJX Co., Inc.	184	0.45%	10		4/15/15	Morgan Stanley Capital Services	949
Receive	TJX Co., Inc.	2,373	0.45%	132		4/15/15	Morgan Stanley Capital Services	12,245
Receive	TJX Co., Inc.	7	0.45%	—	*	4/15/15	Morgan Stanley Capital Services	36
Receive	Trinity Industries, Inc.	1,630	0.45%	75		4/15/15	Morgan Stanley Capital Services	7,981

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Twenty-First Century Fox, Inc.	2,173	0.45%	$73	4/15/15	Morgan Stanley Capital Services	$1,434
Receive	Twenty-First Century Fox, Inc.	157	0.45%	5	4/15/15	Morgan Stanley Capital Services	104
Receive	United Parcel Service, Inc.	107	0.45%	10	4/15/15	Morgan Stanley Capital Services	852
Receive	United Parcel Service, Inc.	1,384	0.45%	125	4/15/15	Morgan Stanley Capital Services	11,017
Receive	United Technologies Corp.	600	0.45%	63	4/15/15	Morgan Stanley Capital Services	270
Receive	United Technologies Corp.	55	0.45%	6	4/15/15	Morgan Stanley Capital Services	25
Receive	Viacom, Inc.	102	0.45%	8	4/15/15	Morgan Stanley Capital Services	75
Receive	Viacom, Inc.	1,421	0.45%	117	4/15/15	Morgan Stanley Capital Services	1,052
Receive	Waddell & Reed Financial, Inc.	919	0.45%	51	4/15/15	Morgan Stanley Capital Services	6,056
Receive	Waddell & Reed Financial, Inc.	66	0.45%	4	4/15/15	Morgan Stanley Capital Services	435
Receive	Westlake Chemical Corp.	54	0.45%	6	4/15/15	Morgan Stanley Capital Services	(58)
Receive	Westlake Chemical Corp.	742	0.45%	80	4/15/15	Morgan Stanley Capital Services	(794)
Receive	Yahoo!, Inc.	1,001	0.45%	33	4/15/15	Morgan Stanley Capital Services	(450)
Receive	Yahoo!, Inc.	134	0.45%	4	4/15/15	Morgan Stanley Capital Services	(60)
Receive	Yahoo!, Inc.	1,800	0.45%	60	4/15/15	Morgan Stanley Capital Services	(810)
Pay Total Return on Reference Index
Pay	Ace Ltd.	63	0.10%	6	4/15/15	Morgan Stanley Capital Services	(104)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Ace Ltd.	864	0.10%	$81	4/15/15	Morgan Stanley Capital Services	$(1,426)
Pay	Actavis Plc	479	0.00%	67	4/15/15	Morgan Stanley Capital Services	(6,725)
Pay	ADT Corp. (The)	128	0.10%	5	4/15/15	Morgan Stanley Capital Services	(540)
Pay	ADT Corp. (The)	1,591	0.10%	62	4/15/15	Morgan Stanley Capital Services	(6,714)
Pay	ADT Corp. (The)	177	0.10%	7	4/15/15	Morgan Stanley Capital Services	(747)
Pay	Aflac, Inc.	84	0.10%	5	4/15/15	Morgan Stanley Capital Services	(55)
Pay	Aflac, Inc.	1,152	0.10%	74	4/15/15	Morgan Stanley Capital Services	(749)
Pay	Allstate Corp. (The)	68	0.10%	4	4/15/15	Morgan Stanley Capital Services	(44)
Pay	Allstate Corp. (The)	946	0.10%	50	4/15/15	Morgan Stanley Capital Services	(615)
Pay	Altera Corp.	1,386	0.10%	51	4/15/15	Morgan Stanley Capital Services	4,297
Pay	Altera Corp.	283	0.10%	10	4/15/15	Morgan Stanley Capital Services	877
Pay	American Tower Corp.	55	0.10%	4	4/15/15	Morgan Stanley Capital Services	(254)
Pay	American Tower Corp.	289	0.10%	22	4/15/15	Morgan Stanley Capital Services	(1,335)
Pay	American Tower Corp.	314	0.10%	23	4/15/15	Morgan Stanley Capital Services	(1,451)
Pay	Ametek, Inc.	139	0.10%	6	4/15/15	Morgan Stanley Capital Services	(403)
Pay	Ametek, Inc.	1,926	0.10%	87	4/15/15	Morgan Stanley Capital Services	(5,585)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Amphenol Corp.	61	0.10%	$5	4/15/15	Morgan Stanley Capital Services	$(173)
Pay	Amphenol Corp.	816	0.10%	63	4/15/15	Morgan Stanley Capital Services	(2,317)
Pay	Analog Devices, Inc.	1,892	0.10%	88	4/15/15	Morgan Stanley Capital Services	(4,862)
Pay	Analog Devices, Inc.	147	0.10%	7	4/15/15	Morgan Stanley Capital Services	(378)
Pay	Apache Corp.	29	0.10%	3	4/15/15	Morgan Stanley Capital Services	(2)
Pay	Apache Corp.	479	0.10%	43	4/15/15	Morgan Stanley Capital Services	(34)
Pay	Ares Capital Corp.	330	0.10%	6	4/15/15	Morgan Stanley Capital Services	(99)
Pay	Ares Capital Corp.	4,576	0.10%	78	4/15/15	Morgan Stanley Capital Services	(1,373)
Pay	Ashland, Inc.	89	0.10%	8	4/15/15	Morgan Stanley Capital Services	(389)
Pay	Ashland, Inc.	524	0.10%	46	4/15/15	Morgan Stanley Capital Services	(2,290)
Pay	Ashland, Inc.	710	0.10%	63	4/15/15	Morgan Stanley Capital Services	(3,103)
Pay	Autonation, Inc.	132	0.10%	7	4/15/15	Morgan Stanley Capital Services	141
Pay	Autonation, Inc.	1,823	0.10%	90	4/15/15	Morgan Stanley Capital Services	1,951
Pay	Autozone, Inc.	12	0.10%	5	4/15/15	Morgan Stanley Capital Services	(173)
Pay	Autozone, Inc.	152	0.10%	64	4/15/15	Morgan Stanley Capital Services	(2,198)
Pay	Baker Hughes, Inc.	56	0.10%	3	4/15/15	Morgan Stanley Capital Services	(446)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Baker Hughes, Inc.	925	0.10%	$46	4/15/15	Morgan Stanley Capital Services	$(7,372)
Pay	Bank Of New York Mellon Corp. (The)	75	0.10%	2	4/15/15	Morgan Stanley Capital Services	(71)
Pay	Bank Of New York Mellon Corp. (The)	201	0.10%	6	4/15/15	Morgan Stanley Capital Services	(191)
Pay	Bank Of New York Mellon Corp. (The)	1,261	0.10%	39	4/15/15	Morgan Stanley Capital Services	(1,198)
Pay	Bank Of New York Mellon Corp. (The)	2,782	0.10%	86	4/15/15	Morgan Stanley Capital Services	(2,643)
Pay	Baxter International, Inc.	47	0.10%	3	4/15/15	Morgan Stanley Capital Services	19
Pay	Baxter International, Inc.	650	0.10%	43	4/15/15	Morgan Stanley Capital Services	267
Pay	Beam, Inc.	117	0.10%	8	4/15/15	Morgan Stanley Capital Services	(8)
Pay	Beam, Inc.	1,625	0.10%	109	4/15/15	Morgan Stanley Capital Services	(114)
Pay	Berkshire Hathaway, Inc.	44	0.10%	5	4/15/15	Morgan Stanley Capital Services	(20)
Pay	Berkshire Hathaway, Inc.	542	0.10%	62	4/15/15	Morgan Stanley Capital Services	(244)
Pay	Berkshire Hathaway, Inc.	63	0.10%	7	4/15/15	Morgan Stanley Capital Services	(28)
Pay	Blackrock, Inc.	18	0.10%	5	4/15/15	Morgan Stanley Capital Services	(334)
Pay	Blackrock, Inc.	240	0.10%	68	4/15/15	Morgan Stanley Capital Services	(4,450)
Pay	Cablevision Systems Corp.	225	0.10%	4	4/15/15	Morgan Stanley Capital Services	155
Pay	Cablevision Systems Corp.	2,507	0.10%	41	4/15/15	Morgan Stanley Capital Services	1,730

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Cablevision Systems Corp.	1,961	1.00%	$31	4/15/15	Morgan Stanley Capital Services	$490
Pay	Capital One Financial Corp.	865	0.10%	62	4/15/15	Morgan Stanley Capital Services	2,526
Pay	CH Robinson Worldwide, Inc.	63	0.10%	4	4/15/15	Morgan Stanley Capital Services	(61)
Pay	CH Robinson Worldwide, Inc.	881	0.10%	52	4/15/15	Morgan Stanley Capital Services	(855)
Pay	Chesapeake Energy Corp.	2,395	0.10%	63	4/15/15	Morgan Stanley Capital Services	(3,497)
Pay	Cisco Systems, Inc.	295	0.10%	7	4/15/15	Morgan Stanley Capital Services	201
Pay	Cisco Systems, Inc.	4,124	0.10%	96	4/15/15	Morgan Stanley Capital Services	2,804
Pay	Coca-Cola Co. (The)	159	0.10%	6	4/15/15	Morgan Stanley Capital Services	(304)
Pay	Coca-Cola Co. (The)	2,199	0.10%	83	4/15/15	Morgan Stanley Capital Services	(4,200)
Pay	Comcast Corp.	172	0.10%	8	4/15/15	Morgan Stanley Capital Services	(205)
Pay	Comcast Corp.	278	0.10%	13	4/15/15	Morgan Stanley Capital Services	(331)
Pay	Comcast Corp.	1,629	0.10%	76	4/15/15	Morgan Stanley Capital Services	(1,938)
Pay	Conagra Foods, Inc.	181	0.10%	6	4/15/15	Morgan Stanley Capital Services	(188)
Pay	Conagra Foods, Inc.	2,534	0.10%	78	4/15/15	Morgan Stanley Capital Services	(2,635)
Pay	Cooper Co., Inc. (The)	26	0.10%	3	4/15/15	Morgan Stanley Capital Services	(35)
Pay	Cooper Cos, Inc. (The)	358	0.10%	46	4/15/15	Morgan Stanley Capital Services	(483)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Costco Wholesale Corp.	41	0.10%	$5	4/15/15	Morgan Stanley Capital Services	$(108)
Pay	Costco Wholesale Corp.	564	0.10%	65	4/15/15	Morgan Stanley Capital Services	(1,489)
Pay	Crown Holdings, Inc.	126	0.10%	5	4/15/15	Morgan Stanley Capital Services	(306)
Pay	Crown Holdings, Inc.	1,174	0.10%	48	4/15/15	Morgan Stanley Capital Services	(2,853)
Pay	Darden Restaurants, Inc.	941	0.10%	48	4/15/15	Morgan Stanley Capital Services	(489)
Pay	Darden Restaurants, Inc.	85	0.10%	4	4/15/15	Morgan Stanley Capital Services	(44)
Pay	Davita Healthcare Partners, Inc.	1,211	0.10%	69	4/15/15	Morgan Stanley Capital Services	1,175
Pay	Devon Energy Corp.	36	0.10%	2	4/15/15	Morgan Stanley Capital Services	(81)
Pay	Devon Energy Corp.	585	0.10%	36	4/15/15	Morgan Stanley Capital Services	(1,316)
Pay	Dick’s Sporting Goods, Inc.	82	0.10%	4	4/15/15	Morgan Stanley Capital Services	(144)
Pay	Dick’s Sporting Goods, Inc.	906	0.10%	47	4/15/15	Morgan Stanley Capital Services	(1,595)
Pay	Dick’s Sporting Goods, Inc.	633	1.00%	33	4/15/15	Morgan Stanley Capital Services	(599)
Pay	Dominion Resources, Inc./VA	96	0.10%	6	4/15/15	Morgan Stanley Capital Services	(187)
Pay	Dominion Resources, Inc./VA	1,336	0.10%	83	4/15/15	Morgan Stanley Capital Services	(2,605)
Pay	Dr Pepper Snapple Group, Inc.	103	0.10%	5	4/15/15	Morgan Stanley Capital Services	(368)
Pay	Dr Pepper Snapple Group, Inc.	1,387	0.10%	61	4/15/15	Morgan Stanley Capital Services	(4,952)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Dresser-Rand Group, Inc.	90	0.10%	$6	4/15/15	Morgan Stanley Capital Services	$52
Pay	Dresser-Rand Group, Inc.	1,254	0.10%	77	4/15/15	Morgan Stanley Capital Services	727
Pay	Ebay, Inc.	901	0.10%	49	4/15/15	Morgan Stanley Capital Services	1,135
Pay	Ecolab, Inc.	55	0.10%	5	4/15/15	Morgan Stanley Capital Services	(351)
Pay	Ecolab, Inc.	768	0.10%	77	4/15/15	Morgan Stanley Capital Services	(4,900)
Pay	Edwards Lifesciences Corp.	70	0.10%	5	4/15/15	Morgan Stanley Capital Services	689
Pay	Edwards Lifesciences Corp.	725	0.10%	54	4/15/15	Morgan Stanley Capital Services	7,134
Pay	Edwards Lifesciences Corp.	254	0.10%	19	4/15/15	Morgan Stanley Capital Services	2,499
Pay	Emc Corp./MA	1,990	0.10%	49	4/15/15	Morgan Stanley Capital Services	1,154
Pay	Emc Corp./MA	1,437	1.00%	36	4/15/15	Morgan Stanley Capital Services	1,135
Pay	Energizer Holdings, Inc.	61	0.10%	6	4/15/15	Morgan Stanley Capital Services	(309)
Pay	Energizer Holdings, Inc.	853	0.10%	79	4/15/15	Morgan Stanley Capital Services	(4,316)
Pay	Equinix, Inc.	33	0.10%	5	4/15/15	Morgan Stanley Capital Services	84
Pay	Equinix, Inc.	183	0.10%	30	4/15/15	Morgan Stanley Capital Services	465
Pay	Equinix, Inc.	160	0.10%	26	4/15/15	Morgan Stanley Capital Services	406
Pay	Expedia, Inc.	164	0.10%	8	4/15/15	Morgan Stanley Capital Services	(1,802)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Expedia, Inc.	887	0.10%	$42	4/15/15	Morgan Stanley Capital Services	$(9,748)
Pay	Express Scripts Holding Co.	1,314	1.00%	83	4/15/15	Morgan Stanley Capital Services	887
Pay	Fastenal Co.	1,455	0.10%	70	4/15/15	Morgan Stanley Capital Services	(2,721)
Pay	Fidelity National Financial, Inc.	208	0.10%	5	4/15/15	Morgan Stanley Capital Services	(387)
Pay	Fidelity National Financial, Inc.	1,799	0.10%	47	4/15/15	Morgan Stanley Capital Services	(3,346)
Pay	Fidelity National Financial, Inc.	1,075	0.10%	28	4/15/15	Morgan Stanley Capital Services	(1,999)
Pay	FMC Technologies, Inc.	953	0.10%	55	4/15/15	Morgan Stanley Capital Services	6,957
Pay	FMC Technologies, Inc.	71	0.10%	4	4/15/15	Morgan Stanley Capital Services	518
Pay	Franklin Resources, Inc.	1,181	0.10%	60	4/15/15	Morgan Stanley Capital Services	(3,248)
Pay	General Mills, Inc.	176	0.10%	8	4/15/15	Morgan Stanley Capital Services	(442)
Pay	General Mills, Inc.	345	0.10%	17	4/15/15	Morgan Stanley Capital Services	(866)
Pay	General Mills, Inc.	2,022	0.10%	97	4/15/15	Morgan Stanley Capital Services	(5,075)
Pay	Genesee & Wyoming, Inc.	39	0.10%	4	4/15/15	Morgan Stanley Capital Services	(201)
Pay	Genesee & Wyoming, Inc.	539	0.10%	51	4/15/15	Morgan Stanley Capital Services	(2,781)
Pay	Hasbro, Inc.	92	0.10%	4	4/15/15	Morgan Stanley Capital Services	(521)
Pay	Hasbro, Inc.	1,274	0.10%	59	4/15/15	Morgan Stanley Capital Services	(7,211)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Hasbro, Inc.	481	1.00%	$22	4/15/15	Morgan Stanley Capital Services	$(2,424)
Pay	HCA Holdings, Inc.	130	0.10%	6	4/15/15	Morgan Stanley Capital Services	(161)
Pay	HCA Holdings, Inc.	1,803	0.10%	83	4/15/15	Morgan Stanley Capital Services	(2,236)
Pay	Hewlett-Packard Co.	700	0.10%	16	4/15/15	Morgan Stanley Capital Services	(1,106)
Pay	Hewlett-Packard Co.	270	0.10%	6	4/15/15	Morgan Stanley Capital Services	(427)
Pay	Hewlett-Packard Co.	2,307	0.10%	53	4/15/15	Morgan Stanley Capital Services	(3,645)
Pay	Hologic, Inc.	340	0.10%	8	4/15/15	Morgan Stanley Capital Services	(105)
Pay	Hologic, Inc.	2,833	0.10%	63	4/15/15	Morgan Stanley Capital Services	(878)
Pay	Hologic, Inc.	1,871	0.10%	41	4/15/15	Morgan Stanley Capital Services	(580)
Pay	Home Depot, Inc.	1,253	1.00%	93	4/15/15	Morgan Stanley Capital Services	(4,348)
Pay	IHS, Inc.	31	0.10%	3	4/15/15	Morgan Stanley Capital Services	93
Pay	IHS, Inc.	421	0.10%	47	4/15/15	Morgan Stanley Capital Services	1,267
Pay	Illinois Tool Works, Inc.	45	0.10%	3	4/15/15	Morgan Stanley Capital Services	(136)
Pay	Illinois Tool Works, Inc.	752	0.10%	57	4/15/15	Morgan Stanley Capital Services	(2,279)
Pay	Illinois Tool Works, Inc.	961	1.00%	74	4/15/15	Morgan Stanley Capital Services	(1,361)
Pay	Ingersoll-Rand PLC	94	0.10%	6	4/15/15	Morgan Stanley Capital Services	(274)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Ingersoll-Rand PLC	443	0.10%	$29	4/15/15	Morgan Stanley Capital Services	$(1,289)
Pay	Ingersoll-Rand PLC	819	0.10%	53	4/15/15	Morgan Stanley Capital Services	(2,383)
Pay	Intel Corp.	290	0.10%	7	4/15/15	Morgan Stanley Capital Services	(302)
Pay	Intel Corp.	3,846	0.10%	90	4/15/15	Morgan Stanley Capital Services	(4,000)
Pay	Intel Corp.	161	0.10%	4	4/15/15	Morgan Stanley Capital Services	(167)
Pay	International Business Machines Corp.	511	0.10%	94	4/15/15	Morgan Stanley Capital Services	2,785
Pay	International Paper Co.	106	0.10%	5	4/15/15	Morgan Stanley Capital Services	(3)
Pay	International Paper Co.	1,474	0.10%	66	4/15/15	Morgan Stanley Capital Services	(44)
Pay	Iron Mountain, Inc.	152	0.10%	4	4/15/15	Morgan Stanley Capital Services	(175)
Pay	Iron Mountain, Inc.	2,106	0.10%	53	4/15/15	Morgan Stanley Capital Services	(2,422)
Pay	Jarden Corp.	1,317	0.10%	63	4/15/15	Morgan Stanley Capital Services	(9,917)
Pay	Jarden Corp.	119	0.10%	6	4/15/15	Morgan Stanley Capital Services	(896)
Pay	KBR, Inc.	123	0.10%	4	4/15/15	Morgan Stanley Capital Services	(133)
Pay	KBR, Inc.	1,636	1.00%	55	4/15/15	Morgan Stanley Capital Services	(1,767)
Pay	Kohl’s Corp.	855	0.10%	44	4/15/15	Morgan Stanley Capital Services	(4,583)
Pay	Kohl’s Corp.	77	0.10%	4	4/15/15	Morgan Stanley Capital Services	(413)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Kraft Foods Group, Inc.	109	0.10%	$6	4/15/15	Morgan Stanley Capital Services	$(247)
Pay	Kraft Foods Group, Inc.	1,500	0.10%	78	4/15/15	Morgan Stanley Capital Services	(3,405)
Pay	L Brands, Inc.	252	0.10%	14	4/15/15	Morgan Stanley Capital Services	(1,527)
Pay	L Brands, Inc.	125	0.10%	7	4/15/15	Morgan Stanley Capital Services	(757)
Pay	L Brands, Inc.	1,146	0.10%	65	4/15/15	Morgan Stanley Capital Services	(6,945)
Pay	Laboratory Corp. Of America Holdings	67	0.10%	7	4/15/15	Morgan Stanley Capital Services	(96)
Pay	Laboratory Corp. Of America Holdings	698	0.10%	69	4/15/15	Morgan Stanley Capital Services	(1,005)
Pay	Laboratory Corp. Of America Holdings	242	0.10%	24	4/15/15	Morgan Stanley Capital Services	(348)
Pay	Leggett & Platt, Inc.	2,336	1.00%	68	4/15/15	Morgan Stanley Capital Services	(1,488)
Pay	Leucadia National Corp.	2,301	0.10%	64	4/15/15	Morgan Stanley Capital Services	(736)
Pay	Liberty Interactive Corp.	726	0.10%	19	4/15/15	Morgan Stanley Capital Services	(1,082)
Pay	Liberty Interactive Corp.	285	0.10%	7	4/15/15	Morgan Stanley Capital Services	(425)
Pay	Liberty Interactive Corp.	991	0.10%	25	4/15/15	Morgan Stanley Capital Services	(1,477)
Pay	Loews Corp.	141	0.10%	7	4/15/15	Morgan Stanley Capital Services	(35)
Pay	Loews Corp.	1,935	0.10%	93	4/15/15	Morgan Stanley Capital Services	(484)
Pay	Marathon Oil Corp.	2,115	1.00%	74	4/15/15	Morgan Stanley Capital Services	(371)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Marriott International, Inc./DE	126	0.10%	$5	4/15/15	Morgan Stanley Capital Services	$(352)
Pay	Marriott International, Inc./DE	1,737	0.10%	73	4/15/15	Morgan Stanley Capital Services	(4,846)
Pay	Mattel, Inc.	95	0.10%	4	4/15/15	Morgan Stanley Capital Services	(268)
Pay	Mattel, Inc.	1,071	0.10%	45	4/15/15	Morgan Stanley Capital Services	(3,020)
Pay	Mattel, Inc.	243	0.10%	10	4/15/15	Morgan Stanley Capital Services	(685)
Pay	Mattel, Inc.	581	1.00%	25	4/15/15	Morgan Stanley Capital Services	(930)
Pay	Maxim Integrated Products, Inc.	122	0.10%	4	4/15/15	Morgan Stanley Capital Services	(1)
Pay	Maxim Integrated Products, Inc.	1,677	0.10%	50	4/15/15	Morgan Stanley Capital Services	(17)
Pay	Mcdonald’s Corp.	1,005	1.00%	95	4/15/15	Morgan Stanley Capital Services	(1,790)
Pay	National Oilwell Varco, Inc.	117	0.10%	9	4/15/15	Morgan Stanley Capital Services	(144)
Pay	National Oilwell Varco, Inc.	581	0.10%	46	4/15/15	Morgan Stanley Capital Services	(715)
Pay	National Oilwell Varco, Inc.	734	0.10%	59	4/15/15	Morgan Stanley Capital Services	(903)
Pay	NCR Corp.	74	0.10%	3	4/15/15	Morgan Stanley Capital Services	292
Pay	NCR Corp.	741	0.10%	30	4/15/15	Morgan Stanley Capital Services	2,920
Pay	NCR Corp.	425	0.10%	17	4/15/15	Morgan Stanley Capital Services	1,675
Pay	Netapp, Inc.	1,946	1.00%	80	4/15/15	Morgan Stanley Capital Services	4,569

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Nisource, Inc.	156	0.10%	$5	4/15/15	Morgan Stanley Capital Services	$(179)
Pay	Nisource, Inc.	2,153	0.10%	65	4/15/15	Morgan Stanley Capital Services	(2,476)
Pay	Omnicom Group, Inc.	66	0.10%	4	4/15/15	Morgan Stanley Capital Services	(208)
Pay	Omnicom Group, Inc.	720	0.10%	47	4/15/15	Morgan Stanley Capital Services	(2,268)
Pay	Omnicom Group, Inc.	344	0.10%	22	4/15/15	Morgan Stanley Capital Services	(1,084)
Pay	Oneok, Inc.	86	0.10%	5	4/15/15	Morgan Stanley Capital Services	(199)
Pay	Oneok, Inc.	1,180	0.10%	64	4/15/15	Morgan Stanley Capital Services	(2,738)
Pay	Perrigo Co.	50	0.10%	7	4/15/15	Morgan Stanley Capital Services	(363)
Pay	Perrigo Co.	517	0.10%	68	4/15/15	Morgan Stanley Capital Services	(3,753)
Pay	Perrigo Co.	197	0.10%	26	4/15/15	Morgan Stanley Capital Services	(1,430)
Pay	Philip Morris International, Inc.	73	0.10%	6	4/15/15	Morgan Stanley Capital Services	(264)
Pay	Philip Morris International, Inc.	981	0.10%	84	4/15/15	Morgan Stanley Capital Services	(3,551)
Pay	Philip Morris International, Inc.	29	0.10%	2	4/15/15	Morgan Stanley Capital Services	(105)
Pay	Procter & Gamble Co.	90	0.10%	7	4/15/15	Morgan Stanley Capital Services	(283)
Pay	Procter & Gamble Co.	899	0.10%	70	4/15/15	Morgan Stanley Capital Services	(2,832)
Pay	Procter & Gamble Co.	339	0.10%	26	4/15/15	Morgan Stanley Capital Services	(1,068)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	PVH Corp.	43	0.10%	$5	4/15/15	Morgan Stanley Capital Services	$(234)
Pay	PVH Corp.	598	0.10%	71	4/15/15	Morgan Stanley Capital Services	(3,253)
Pay	Qiagen NV	186	0.10%	4	4/15/15	Morgan Stanley Capital Services	(471)
Pay	Qiagen NV	2,571	0.10%	53	4/15/15	Morgan Stanley Capital Services	(6,505)
Pay	QUALCOMM, Inc.	50	0.10%	3	4/15/15	Morgan Stanley Capital Services	(65)
Pay	QUALCOMM, Inc.	696	0.10%	47	4/15/15	Morgan Stanley Capital Services	(905)
Pay	QUALCOMM, Inc.	483	1.00%	33	4/15/15	Morgan Stanley Capital Services	(348)
Pay	Quanta Services, Inc.	2,580	1.00%	74	4/15/15	Morgan Stanley Capital Services	(4,326)
Pay	Quest Diagnostics, Inc.	133	0.10%	8	4/15/15	Morgan Stanley Capital Services	(267)
Pay	Quest Diagnostics, Inc.	971	0.10%	56	4/15/15	Morgan Stanley Capital Services	(1,952)
Pay	Quest Diagnostics, Inc.	686	0.10%	40	4/15/15	Morgan Stanley Capital Services	(1,379)
Pay	Rackspace Hosting, Inc.	111	0.10%	5	4/15/15	Morgan Stanley Capital Services	(317)
Pay	Rackspace Hosting, Inc.	1,535	0.10%	74	4/15/15	Morgan Stanley Capital Services	(4,390)
Pay	Ralph Lauren Corp.	325	0.10%	52	4/15/15	Morgan Stanley Capital Services	(2,246)
Pay	Ralph Lauren Corp.	29	0.10%	5	4/15/15	Morgan Stanley Capital Services	(200)
Pay	Ralph Lauren Corp.	136	1.00%	22	4/15/15	Morgan Stanley Capital Services	(468)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Republic Services, Inc.	169	0.10%	$6	4/15/15	Morgan Stanley Capital Services	$(81)
Pay	Republic Services, Inc.	2,341	0.10%	77	4/15/15	Morgan Stanley Capital Services	(1,124)
Pay	Rockwood Holdings, Inc.	89	0.10%	6	4/15/15	Morgan Stanley Capital Services	219
Pay	Rockwood Holdings, Inc.	1,237	0.10%	81	4/15/15	Morgan Stanley Capital Services	3,043
Pay	Sally Beauty Holdings, Inc.	176	0.10%	5	4/15/15	Morgan Stanley Capital Services	(139)
Pay	Sally Beauty Holdings, Inc.	1,656	0.10%	42	4/15/15	Morgan Stanley Capital Services	(1,308)
Pay	Sally Beauty Holdings, Inc.	772	0.10%	20	4/15/15	Morgan Stanley Capital Services	(610)
Pay	Skyworks Solutions, Inc.	212	0.10%	5	4/15/15	Morgan Stanley Capital Services	(197)
Pay	Skyworks Solutions, Inc.	2,359	0.10%	59	4/15/15	Morgan Stanley Capital Services	(2,194)
Pay	Southwestern Energy Co.	56	0.10%	2	4/15/15	Morgan Stanley Capital Services	(36)
Pay	Southwestern Energy Co.	939	0.10%	34	4/15/15	Morgan Stanley Capital Services	(601)
Pay	SPDR S&P 500 ETF Trust	2,692	0.10%	457	6/15/14	Morgan Stanley Capital Services	(16,179)
Pay	SPDR S&P 500 ETF Trust	220	0.10%	37	4/15/15	Morgan Stanley Capital Services	(1,322)
Pay	Spectra Energy Corp.	151	0.10%	5	4/15/15	Morgan Stanley Capital Services	(178)
Pay	Spectra Energy Corp.	2,070	0.10%	71	4/15/15	Morgan Stanley Capital Services	(2,443)
Pay	State Street Corp.	79	0.10%	5	4/15/15	Morgan Stanley Capital Services	(240)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	State Street Corp.	400	0.10%	$27	4/15/15	Morgan Stanley Capital Services	$(1,216)
Pay	State Street Corp.	658	0.10%	44	4/15/15	Morgan Stanley Capital Services	(2,000)
Pay	Sysco Corp.	204	0.10%	7	4/15/15	Morgan Stanley Capital Services	(98)
Pay	Sysco Corp.	2,810	0.10%	90	4/15/15	Morgan Stanley Capital Services	(1,349)
Pay	Tesoro Corp.	131	0.10%	6	4/15/15	Morgan Stanley Capital Services	(466)
Pay	Tesoro Corp.	1,411	0.10%	64	4/15/15	Morgan Stanley Capital Services	(5,023)
Pay	Thermo Fisher Scientific, Inc.	56	0.10%	5	4/15/15	Morgan Stanley Capital Services	(333)
Pay	Thermo Fisher Scientific, Inc.	770	0.10%	71	4/15/15	Morgan Stanley Capital Services	(4,574)
Pay	Transdigm Group, Inc.	26	0.10%	4	4/15/15	Morgan Stanley Capital Services	(147)
Pay	Transdigm Group, Inc.	359	0.10%	50	4/15/15	Morgan Stanley Capital Services	(2,036)
Pay	Travelers Co., Inc. (The)	73	0.10%	6	4/15/15	Morgan Stanley Capital Services	(133)
Pay	Travelers Co., Inc. (The)	1,006	0.10%	85	4/15/15	Morgan Stanley Capital Services	(1,831)
Pay	Trimble Navigation Ltd.	1,905	0.10%	56	4/15/15	Morgan Stanley Capital Services	1,962
Pay	Trimble Navigation Ltd.	142	0.10%	4	4/15/15	Morgan Stanley Capital Services	146
Pay	Ulta Salon Cosmetics & Fragrance, Inc.	55	0.10%	6	4/15/15	Morgan Stanley Capital Services	(605)
Pay	Ulta Salon Cosmetics & Fragrance, Inc.	319	0.10%	38	4/15/15	Morgan Stanley Capital Services	(3,509)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Ulta Salon Cosmetics & Fragrance, Inc.	197	0.10%	$23	4/15/15	Morgan Stanley Capital Services	$(2,167)
Pay	Ultra Petroleum Corp.	107	0.10%	2	4/15/15	Morgan Stanley Capital Services	301
Pay	Ultra Petroleum Corp.	1,793	0.10%	38	4/15/15	Morgan Stanley Capital Services	5,038
Pay	Unitedhealth Group, Inc.	48	0.10%	4	4/15/15	Morgan Stanley Capital Services	269
Pay	Unitedhealth Group, Inc.	639	0.10%	47	4/15/15	Morgan Stanley Capital Services	3,585
Pay	Unitedhealth Group, Inc.	495	1.00%	35	4/15/15	Morgan Stanley Capital Services	750
Pay	Valspar Corp. (The)	72	0.10%	5	4/15/15	Morgan Stanley Capital Services	(242)
Pay	Valspar Corp. (The)	998	0.10%	66	4/15/15	Morgan Stanley Capital Services	(3,353)
Pay	Verisk Analytics, Inc.	72	0.10%	5	4/15/15	Morgan Stanley Capital Services	(112)
Pay	Verisk Analytics, Inc.	960	1.00%	64	4/15/15	Morgan Stanley Capital Services	(1,488)
Pay	Verizon Communications, Inc.	140	0.10%	6	4/15/15	Morgan Stanley Capital Services	(587)
Pay	Verizon Communications, Inc.	1,948	0.10%	90	4/15/15	Morgan Stanley Capital Services	(8,162)
Pay	Visa, Inc.	392	0.10%	75	4/15/15	Morgan Stanley Capital Services	(2,078)
Pay	Wal-Mart Stores, Inc.	97	0.10%	7	4/15/15	Morgan Stanley Capital Services	(231)
Pay	Wal-Mart Stores, Inc.	1,084	0.10%	81	4/15/15	Morgan Stanley Capital Services	(2,580)
Pay	Wal-Mart Stores, Inc.	261	0.10%	19	4/15/15	Morgan Stanley Capital Services	(621)

Receive/Pay Total Return on Reference Index	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Wisconsin Energy Corp.	81	0.10%	$3	4/15/15	Morgan Stanley Capital Services	$(129)
Pay	Wisconsin Energy Corp.	1,127	0.10%	46	4/15/15	Morgan Stanley Capital Services	(1,792)
Pay	Xylem, Inc./NY	230	0.10%	6	4/15/15	Morgan Stanley Capital Services	(1,513)
Pay	Xylem, Inc./NY	3,180	0.10%	89	4/15/15	Morgan Stanley Capital Services	(20,924)

							$8,407

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
*	Notional amount less than $500.
(a)	Non-income producing security.
(b)	One contract relates to 1 share.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(4,300), resulting in net unrealized depreciation of $(4,300).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Market Neutral Strategy - U.S.

October 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Options Purchased - Calls	$	– 0	–	$14,000		$	– 0	–	$14,000
Short-Term Investments:
Investment Companies		3,549,792		– 0	–		– 0	–	3,549,792
U.S. Treasury Bills		– 0	–	1,999,862			– 0	–	1,999,862

Total Investments in Securities		3,549,792		2,013,862			– 0	–	5,563,654
Other Financial Instruments* :
Assets:
Total Return Swaps		– 0	–	438,848			– 0	–	438,848
Liabilities:
Total Return Swaps		– 0	–	(430,441)			– 0	–	(430,441)

Total^		$3,549,792		$2,022,269		$	– 0	–	$5,572,061

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

October 31, 2013 (unaudited)

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.3%
Options on Equities - 0.3%
Outperf XME SPY, Union Bank of Switzerland Expiration: Jan 2014, Exercise Price: $ 0.00 (a) (premiums paid $103,700)		1,700,000	$79,334

	Shares
SHORT-TERM INVESTMENTS - 98.3%
Investment Companies - 52.8%
AllianceBerstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (b)+ (cost $15,092,214)		15,092,214	15,092,214

	Principal Amount (000)
U.S. Treasury Bills - 45.5%
U.S. Treasury Bill, 0.01% (cost $12,998,834)	U.S.$	13,000	12,998,834

Total Short-Term Investments (cost $28,091,048)			28,091,048

Total Investments - 98.6% (cost $28,194,748)			28,170,382
Other assets less liabilities - 1.4% (c)			411,314

Net Assets - 100.0%			$28,581,696

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	3I Group PLC	2,190	0.49%	GBP	8	4/15/15	Morgan Stanley Capital Services	$(490)
Pay	3I Group PLC	1,409	0.49%		5	4/15/15	Morgan Stanley Capital Services	(315)
Pay	3I Group PLC	1,164	0.49%		4	4/15/15	Morgan Stanley Capital Services	(260)
Pay	3I Group PLC	1,578	0.49%		6	4/15/15	Morgan Stanley Capital Services	(353)
Pay	3I Group PLC	1,161	0.49%		4	4/15/15	Morgan Stanley Capital Services	(260)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	3I Group PLC	3,258	0.49%	GBP	12		4/15/15	Morgan Stanley Capital Services	(729)
Pay	3I Group PLC	1,088	0.49%		4		4/15/15	Morgan Stanley Capital Services	(243)
Pay	3I Group PLC	996	0.49%		4		4/15/15	Morgan Stanley Capital Services	(223)
Pay	3I Group PLC	5,045	0.49%		18		4/15/15	Morgan Stanley Capital Services	(1,129)
Pay	3I Group PLC	1,031	0.49%		4		4/15/15	Morgan Stanley Capital Services	(231)
Pay	3I Group PLC	1,688	0.49%		6		4/15/15	Morgan Stanley Capital Services	(378)
Pay	3I Group PLC	1,807	0.49%		6		4/15/15	Morgan Stanley Capital Services	(404)
Pay	Abertis Infraestructuras SA	102	1.00%	EUR	—	*	4/15/15	Morgan Stanley Capital Services	(2,185)
Pay	Accor SA	1,477	0.13%		48		4/15/15	Morgan Stanley Capital Services	(750)
Pay	Ace Ltd.	1,681	0.10%	USD	158		4/15/15	Morgan Stanley Capital Services	(2,774)
Pay	Acom Co., Ltd.	21,900	0.11%	JPY	7,994		4/15/15	Morgan Stanley Capital Services	(4,461)
Pay	Actavis PLC	830	—	USD	117		4/15/15	Morgan Stanley Capital Services	(11,653)
Pay	Adt Corp. (The)	3,438	0.10%		135		4/15/15	Morgan Stanley Capital Services	(14,508)
Pay	Aeon Financial Service Co., Ltd.	2,500	0.11%	JPY	7,950		4/15/15	Morgan Stanley Capital Services	4,075
Pay	Aeon Financial Service Co., Ltd.	1,900	0.11%		6,042		4/15/15	Morgan Stanley Capital Services	3,097
Pay	Aflac, Inc.	2,241	0.10%	USD	144		4/15/15	Morgan Stanley Capital Services	(1,457)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Aggreko PLC	5,506	0.49%	GBP	82	4/15/15	Morgan Stanley Capital Services	(10,879)
Pay	Aggreko PLC	632	0.49%		9	4/15/15	Morgan Stanley Capital Services	(1,249)
Pay	Aggreko PLC	499	0.49%		7	4/15/15	Morgan Stanley Capital Services	(986)
Pay	AGL Energy Ltd.	4,799	2.10%	AUD	75	4/15/15	Morgan Stanley Capital Services	(181)
Pay	AGL Energy Ltd.	5,482	2.17%		85	4/15/15	Morgan Stanley Capital Services	(207)
Pay	Alfa Laval AB	5,540	1.12%	SEK	834	4/15/15	Morgan Stanley Capital Services	2,295
Pay	Allianz Se	677	0.13%	EUR	82	4/15/15	Morgan Stanley Capital Services	(2,401)
Pay	Allstate Corp. (The)	1,840	0.10%	USD	96	4/15/15	Morgan Stanley Capital Services	(1,196)
Pay	ALS Ltd./Queensland	14,204	1.00%	AUD	143	4/15/15	Morgan Stanley Capital Services	420
Pay	ALS Ltd./Queensland	2,799	2.10%		28	4/15/15	Morgan Stanley Capital Services	83
Pay	Alstom SA	2,425	0.13%	EUR	67	4/15/15	Morgan Stanley Capital Services	392
Pay	Altera Corp.	2,743	0.10%	USD	101	4/15/15	Morgan Stanley Capital Services	8,503
Pay	Amec PLC	7,449	0.49%	GBP	82	4/15/15	Morgan Stanley Capital Services	(8,750)
Pay	Amec PLC	852	0.49%		9	4/15/15	Morgan Stanley Capital Services	(1,001)
Pay	Amec PLC	676	0.49%		7	4/15/15	Morgan Stanley Capital Services	(794)
Pay	American Tower Corp.	780	0.10%	USD	58	4/15/15	Morgan Stanley Capital Services	(3,604)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	American Tower Corp.	400	0.10%	USD	30	4/15/15	Morgan Stanley Capital Services	(1,848)
Pay	Ametek, Inc.	3,747	0.10%		168	4/15/15	Morgan Stanley Capital Services	(10,866)
Pay	Amp Ltd.	27,886	1.88%	AUD	129	4/15/15	Morgan Stanley Capital Services	(3,189)
Pay	Amp Ltd.	8,698	2.10%		40	4/15/15	Morgan Stanley Capital Services	(995)
Pay	Amp Ltd.	6,017	2.17%		28	4/15/15	Morgan Stanley Capital Services	(688)
Pay	Amphenol Corp.	1,584	0.10%	USD	123	4/15/15	Morgan Stanley Capital Services	(4,499)
Pay	Analog Devices, Inc.	3,613	0.10%		169	4/15/15	Morgan Stanley Capital Services	(9,285)
Pay	Apache Corp.	1,532	0.10%		136	4/15/15	Morgan Stanley Capital Services	(107)
Pay	Ares Capital Corp.	8,901	0.10%		152	4/15/15	Morgan Stanley Capital Services	(2,670)
Pay	Arkema Sa	639	0.13%	EUR	54	4/15/15	Morgan Stanley Capital Services	785
Pay	Ashland, Inc.	1,196	0.10%	USD	105	4/15/15	Morgan Stanley Capital Services	(5,227)
Pay	Ashland, Inc.	1,204	0.10%		106	4/15/15	Morgan Stanley Capital Services	(5,261)
Pay	ASM Pacific Technology Ltd.	13,700	0.05%	HKD	1,065	4/15/15	Morgan Stanley Capital Services	5,343
Pay	ASM Pacific Technology Ltd.	4,200	0.05%		327	4/15/15	Morgan Stanley Capital Services	1,638
Pay	Assa Abloy AB	2,730	1.12%	SEK	811	4/15/15	Morgan Stanley Capital Services	(10,289)
Pay	Associated British Foods PLC	367	0.49%	GBP	7	4/15/15	Morgan Stanley Capital Services	(1,779)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Associated British Foods PLC	5,512	0.49%	GBP	108	4/15/15	Morgan Stanley Capital Services	(26,723)
Pay	Atos	780	0.13%	EUR	46	4/15/15	Morgan Stanley Capital Services	(4,481)
Pay	Atos	362	0.13%		21	4/15/15	Morgan Stanley Capital Services	(2,079)
Pay	Australia & New Zealand Banking Group Lt	4,767	2.17%	AUD	150	4/15/15	Morgan Stanley Capital Services	(10,757)
Pay	Autonation, Inc.	3,546	0.10%	USD	175	4/15/15	Morgan Stanley Capital Services	3,794
Pay	Autozone, Inc.	295	0.10%		124	4/15/15	Morgan Stanley Capital Services	(4,266)
Pay	Baker Hughes, Inc.	2,953	0.10%		148	4/15/15	Morgan Stanley Capital Services	(23,535)
Pay	Balfour Beatty PLC	1,354	0.49%	GBP	4	4/15/15	Morgan Stanley Capital Services	(222)
Pay	Balfour Beatty PLC	8,891	0.49%		24	4/15/15	Morgan Stanley Capital Services	(1,457)
Pay	Balfour Beatty PLC	7,279	0.49%		20	4/15/15	Morgan Stanley Capital Services	(1,193)
Pay	Balfour Beatty PLC	6,185	0.49%		17	4/15/15	Morgan Stanley Capital Services	(1,014)
Pay	Balfour Beatty PLC	3,183	0.49%		9	4/15/15	Morgan Stanley Capital Services	(522)
Pay	Balfour Beatty PLC	960	0.49%		3	4/15/15	Morgan Stanley Capital Services	(157)
Pay	Balfour Beatty PLC	1,813	0.49%		5	4/15/15	Morgan Stanley Capital Services	(297)
Pay	Bank of East Asia Ltd.	53	0.05%	HKD	3	4/15/15	Morgan Stanley Capital Services	194
Pay	Bank of East Asia Ltd.	42,600	0.05%		1,402	4/15/15	Morgan Stanley Capital Services	(3,843)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Bank of East Asia Ltd.	23,800	0.05%	HKD	783	4/15/15	Morgan Stanley Capital Services	(2,147)
Pay	Bank of New York Mellon Corp. (The)	3,658	0.10%	USD	113	4/15/15	Morgan Stanley Capital Services	(3,475)
Pay	Bank of New York Mellon Corp. (The)	5,411	0.10%		167	4/15/15	Morgan Stanley Capital Services	(5,140)
Pay	Bank of Nova Scotia	3,088	1.28%	CAD	185	4/15/15	Morgan Stanley Capital Services	(9,951)
Pay	Bank of Nova Scotia	354	1.78%		21	4/15/15	Morgan Stanley Capital Services	(1,141)
Pay	Bank of Queensland Ltd.	16,210	2.10%	AUD	187	4/15/15	Morgan Stanley Capital Services	(8,265)
Pay	Barratt Developments PLC	18,939	0.49%	GBP	65	4/15/15	Morgan Stanley Capital Services	2,110
Pay	Barratt Developments PLC	2,568	0.49%		9	4/15/15	Morgan Stanley Capital Services	286
Pay	Barratt Developments PLC	2,035	0.49%		7	4/15/15	Morgan Stanley Capital Services	227
Pay	BASF AG	1,396	0.13%	EUR	101	4/15/15	Morgan Stanley Capital Services	(8,133)
Pay	Baxter International, Inc.	1,264	0.10%	USD	84	4/15/15	Morgan Stanley Capital Services	518
Pay	Bayerische Motoren Werke AG	1,255	0.13%	EUR	104	4/15/15	Morgan Stanley Capital Services	(694)
Pay	Beam, Inc.	3,160	0.10%	USD	212	4/15/15	Morgan Stanley Capital Services	(221)
Pay	Bell Aliant, Inc.	3,558	0.88%	CAD	93	4/15/15	Morgan Stanley Capital Services	(478)
Pay	Belle International Holdings Ltd.	108,000	0.05%	HKD	1,257	4/15/15	Morgan Stanley Capital Services	9,864
Pay	Berkshire Hathaway, Inc.	1,176	0.10%	USD	135	4/15/15	Morgan Stanley Capital Services	(529)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	BG Group PLC	7,013	0.17%	GBP	86	4/15/15	Morgan Stanley Capital Services	(4,602)
Pay	Blackrock, Inc.	467	0.10%	USD	132	4/15/15	Morgan Stanley Capital Services	(8,658)
Pay	Boardwalk Real Estate Investment Trust	1,672	0.88%	CAD	97	4/15/15	Morgan Stanley Capital Services	(2,518)
Pay	Boliden AB	2,344	0.81%	SEK	228	4/15/15	Morgan Stanley Capital Services	1,852
Pay	Boliden AB	2,390	1.12%		222	4/15/15	Morgan Stanley Capital Services	300
Pay	BP PLC	18,425	0.49%	GBP	82	4/15/15	Morgan Stanley Capital Services	(11,665)
Pay	BP PLC	2,109	0.49%		9	4/15/15	Morgan Stanley Capital Services	(1,335)
Pay	BP PLC	1,672	0.49%		7	4/15/15	Morgan Stanley Capital Services	(1,059)
Pay	Brickworks Ltd.	8,237	2.50%	AUD	114	4/15/15	Morgan Stanley Capital Services	(3,815)
Pay	Brickworks Ltd.	2,390	2.10%		33	4/15/15	Morgan Stanley Capital Services	(1,107)
Pay	Brookfield Asset Management, Inc.	3,830	1.28%	CAD	152	4/15/15	Morgan Stanley Capital Services	(5,730)
Pay	BTG PLC	1,931	0.49%	GBP	7	4/15/15	Morgan Stanley Capital Services	(1,426)
Pay	BTG PLC	1,152	0.49%		4	4/15/15	Morgan Stanley Capital Services	(851)
Pay	BTG PLC	1,277	0.49%		5	4/15/15	Morgan Stanley Capital Services	(943)
Pay	BTG PLC	1,908	0.49%		7	4/15/15	Morgan Stanley Capital Services	(1,409)
Pay	BTG PLC	975	0.49%		4	4/15/15	Morgan Stanley Capital Services	(720)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	BTG PLC	3,346	0.49%	GBP	13	4/15/15	Morgan Stanley Capital Services	(2,472)
Pay	BTG PLC	1,026	0.49%		4	4/15/15	Morgan Stanley Capital Services	(758)
Pay	BTG PLC	1,329	0.49%		5	4/15/15	Morgan Stanley Capital Services	(982)
Pay	BTG PLC	1,054	0.49%		4	4/15/15	Morgan Stanley Capital Services	(779)
Pay	Cablevision Systems Corp.	4,904	0.10%	USD	80	4/15/15	Morgan Stanley Capital Services	3,384
Pay	Cablevision Systems Corp.	2,693	1.00%		43	4/15/15	Morgan Stanley Capital Services	673
Pay	Caltex Australia Ltd.	3,656	2.10%	AUD	68	4/15/15	Morgan Stanley Capital Services	113
Pay	Caltex Australia Ltd.	1,637	2.10%		30	4/15/15	Morgan Stanley Capital Services	51
Pay	Canadian Imperial Bnk of Commerce/Canada	1,670	0.88%	CAD	144	4/15/15	Morgan Stanley Capital Services	(3,916)
Pay	Canadian National Railway Co	853	1.28%		93	4/15/15	Morgan Stanley Capital Services	(4,483)
Pay	Canadian National Railway Co	199	1.78%		22	4/15/15	Morgan Stanley Capital Services	(1,046)
Pay	Canadian Natural Resources Ltd.	3,952	1.28%		133	4/15/15	Morgan Stanley Capital Services	2,464
Pay	Canadian Natural Resources Ltd.	698	1.78%		24	4/15/15	Morgan Stanley Capital Services	435
Pay	Canfor Corp.	4,675	1.28%		101	4/15/15	Morgan Stanley Capital Services	269
Pay	Canfor Corp.	834	1.78%		18	4/15/15	Morgan Stanley Capital Services	48
Pay	Capita PLC	923	0.49%	GBP	9	4/15/15	Morgan Stanley Capital Services	(228)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Capita PLC	8,063	0.49%	GBP	78	4/15/15	Morgan Stanley Capital Services	(1,993)
Pay	Capita PLC	731	0.49%		7	4/15/15	Morgan Stanley Capital Services	(181)
Pay	Capital One Financial Corp.	1,499	0.10%	USD	107	4/15/15	Morgan Stanley Capital Services	4,377
Pay	Carillion PLC	725	0.49%	GBP	2	4/15/15	Morgan Stanley Capital Services	33
Pay	Carillion PLC	5,264	0.49%		16	4/15/15	Morgan Stanley Capital Services	240
Pay	Carillion PLC	1,304	0.49%		4	4/15/15	Morgan Stanley Capital Services	59
Pay	Carillion PLC	1,336	0.49%		4	4/15/15	Morgan Stanley Capital Services	61
Pay	Carillion PLC	8,246	0.49%		25	4/15/15	Morgan Stanley Capital Services	376
Pay	Carillion PLC	1,745	0.49%		5	4/15/15	Morgan Stanley Capital Services	80
Pay	Carillion PLC	1,737	0.49%		5	4/15/15	Morgan Stanley Capital Services	79
Pay	Carillion PLC	2,720	0.49%		8	4/15/15	Morgan Stanley Capital Services	124
Pay	Carlsberg A/S	1,128	0.13%	DKK	637	4/15/15	Morgan Stanley Capital Services	3,245
Pay	Carnival PLC	3,820	0.49%	GBP	79	4/15/15	Morgan Stanley Capital Services	(9,168)
Pay	Carnival PLC	363	0.49%		8	4/15/15	Morgan Stanley Capital Services	(871)
Pay	Carnival PLC	340	0.49%		7	4/15/15	Morgan Stanley Capital Services	(816)
Pay	Cathay Pacific Airways Ltd.	66,000	0.05%	HKD	991	4/15/15	Morgan Stanley Capital Services	(2,883)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Cathay Pacific Airways Ltd.	46,000	0.05%	HKD	691	4/15/15	Morgan Stanley Capital Services	(2,009)
Pay	Cenovus Energy, Inc.	1,624	0.88%	CAD	50	4/15/15	Morgan Stanley Capital Services	(444)
Pay	Cenovus Energy, Inc.	3,090	0.88%		96	4/15/15	Morgan Stanley Capital Services	(87)
Pay	CGG SA	4,178	0.13%	EUR	66	4/15/15	Morgan Stanley Capital Services	(1,920)
Pay	CGI Group, Inc.	3,876	0.88%	CAD	149	4/15/15	Morgan Stanley Capital Services	12,565
Pay	CH Robinson Worldwide, Inc.	1,713	0.10%	USD	101	4/15/15	Morgan Stanley Capital Services	(1,662)
Pay	Chesapeake Energy Corp.	3,980	0.10%		105	4/15/15	Morgan Stanley Capital Services	(5,811)
Pay	China Life Insurance Co., Ltd.	69,000	0.05%	HKD	1,439	4/15/15	Morgan Stanley Capital Services	3,416
Pay	China Life Insurance Co., Ltd.	1,000	0.05%		21	4/15/15	Morgan Stanley Capital Services	50
Pay	China National Building Material Co., Ltd.	202,000	0.05%		1,580	4/15/15	Morgan Stanley Capital Services	6,243
Pay	China Resources Enterprise Ltd.	64,000	0.05%		1,715	4/15/15	Morgan Stanley Capital Services	(5,431)
Pay	Cie Financiere Richemont SA	1,082	0.02%	CHF	100	4/15/15	Morgan Stanley Capital Services	(687)
Pay	Cisco Systems, Inc.	8,037	0.10%	USD	186	4/15/15	Morgan Stanley Capital Services	5,465
Pay	City Developments Ltd.	17,000	1.00%	SGD	178	4/15/15	Morgan Stanley Capital Services	2,573
Pay	City Developments Ltd.	9,000	1.00%		94	4/15/15	Morgan Stanley Capital Services	1,362
Pay	CLP Holdings Ltd.	20,000	0.05%	HKD	1,251	4/15/15	Morgan Stanley Capital Services	414

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	CLP Holdings Ltd.	11,500	0.05%	HKD	719	4/15/15	Morgan Stanley Capital Services	238
Pay	Coca-Cola Amatil Ltd.	10,211	2.10%	AUD	127	4/15/15	Morgan Stanley Capital Services	(4,859)
Pay	Coca-Cola Amatil Ltd.	2,014	2.10%		25	4/15/15	Morgan Stanley Capital Services	(958)
Pay	Coca-Cola Co (The)	4,277	0.10%	USD	161	4/15/15	Morgan Stanley Capital Services	(8,169)
Pay	Coca-Cola West Co., Ltd.	6,100	0.12%	JPY	12,029	4/15/15	Morgan Stanley Capital Services	(1,391)
Pay	Cogeco Cable, Inc.	2,978	1.28%	CAD	146	4/15/15	Morgan Stanley Capital Services	(1,057)
Pay	Comcast Corp.	562	0.10%	USD	26	4/15/15	Morgan Stanley Capital Services	(669)
Pay	Comcast Corp.	3,169	0.10%		147	4/15/15	Morgan Stanley Capital Services	(3,771)
Pay	Computershare Ltd.	12,622	2.10%	AUD	129	4/15/15	Morgan Stanley Capital Services	(5,814)
Pay	Computershare Ltd.	2,483	2.10%		25	4/15/15	Morgan Stanley Capital Services	(1,144)
Pay	Conagra Foods, Inc.	4,938	0.10%	USD	152	4/15/15	Morgan Stanley Capital Services	(5,136)
Pay	Cooper Cos, Inc. (The)	696	0.10%		89	4/15/15	Morgan Stanley Capital Services	(940)
Pay	Cosmos Pharmaceutical Corp.	1,300	0.12%	JPY	16,679	4/15/15	Morgan Stanley Capital Services	11,243
Pay	Cosmos Pharmaceutical Corp.	100	0.12%		1,283	4/15/15	Morgan Stanley Capital Services	865
Pay	Costco Wholesale Corp.	1,099	0.10%	USD	127	4/15/15	Morgan Stanley Capital Services	(2,901)
Pay	CRH PLC	748	0.49%	GBP	12	4/15/15	Morgan Stanley Capital Services	493

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	CRH PLC	4,742	0.49%	GBP	74	4/15/15	Morgan Stanley Capital Services	3,126
Pay	CRH PLC	592	0.49%		9	4/15/15	Morgan Stanley Capital Services	390
Pay	Croda International PLC	224	0.49%		6	4/15/15	Morgan Stanley Capital Services	355
Pay	Croda International PLC	1,838	0.49%		47	4/15/15	Morgan Stanley Capital Services	2,912
Pay	Crown Holdings, Inc.	2,104	0.10%	USD	87	4/15/15	Morgan Stanley Capital Services	(5,113)
Pay	CSR PLC	1,515	0.49%	GBP	8	4/15/15	Morgan Stanley Capital Services	(325)
Pay	CSR PLC	1,952	0.49%		10	4/15/15	Morgan Stanley Capital Services	(418)
Pay	CSR PLC	506	0.49%		3	4/15/15	Morgan Stanley Capital Services	(108)
Pay	CSR PLC	760	0.49%		4	4/15/15	Morgan Stanley Capital Services	(163)
Pay	CSR PLC	2,660	0.49%		14	4/15/15	Morgan Stanley Capital Services	(570)
Pay	CSR PLC	2,097	0.49%		11	4/15/15	Morgan Stanley Capital Services	(449)
Pay	CSR PLC	721	0.49%		4	4/15/15	Morgan Stanley Capital Services	(154)
Pay	Daiichi Sankyo Co., Ltd.	13,700	0.12%	JPY	24,468	4/15/15	Morgan Stanley Capital Services	(5,173)
Pay	Daikin Industries Ltd.	1,600	0.12%		8,736	4/15/15	Morgan Stanley Capital Services	(3,210)
Pay	Daikin Industries Ltd.	1,500	0.12%		8,190	4/15/15	Morgan Stanley Capital Services	(3,009)
Pay	Daily Mail & General Trust PLC	2,056	0.49%	GBP	16	4/15/15	Morgan Stanley Capital Services	(1,350)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Daily Mail & General Trust PLC	629	0.49%	GBP	5	4/15/15	Morgan Stanley Capital Services	(413)
Pay	Daily Mail & General Trust PLC	311	0.49%		2	4/15/15	Morgan Stanley Capital Services	(204)
Pay	Daily Mail & General Trust PLC	291	0.49%		2	4/15/15	Morgan Stanley Capital Services	(191)
Pay	Daily Mail & General Trust PLC	695	0.49%		5	4/15/15	Morgan Stanley Capital Services	(456)
Pay	Daily Mail & General Trust PLC	3,038	0.49%		23	4/15/15	Morgan Stanley Capital Services	(1,995)
Pay	Daily Mail & General Trust PLC	2,280	0.49%		18	4/15/15	Morgan Stanley Capital Services	(1,497)
Pay	Daily Mail & General Trust PLC	781	0.49%		6	4/15/15	Morgan Stanley Capital Services	(513)
Pay	Daily Mail & General Trust PLC	295	0.49%		2	4/15/15	Morgan Stanley Capital Services	(194)
Pay	Daiwa Securities Group, Inc.	16,000	0.12%	JPY	14,064	4/15/15	Morgan Stanley Capital Services	(3,112)
Pay	Danske Bank A/S	6,637	0.13%	DKK	816	4/15/15	Morgan Stanley Capital Services	(6,590)
Pay	Danske Bank A/S	668	0.13%		82	4/15/15	Morgan Stanley Capital Services	(663)
Pay	Darden Restaurants, Inc.	1,840	0.10%	USD	94	4/15/15	Morgan Stanley Capital Services	(957)
Pay	David Jones Ltd.	57,238	2.50%	AUD	159	4/15/15	Morgan Stanley Capital Services	2,749
Pay	Davita Healthcare Partners, Inc.	2,099	0.10%	USD	120	4/15/15	Morgan Stanley Capital Services	2,036
Pay	Delhaize Group SA	2,474	0.13%	EUR	111	4/15/15	Morgan Stanley Capital Services	(7,884)
Pay	Delta Lloyd NV	1,910	0.13%		29	4/15/15	Morgan Stanley Capital Services	(1,181)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Delta Lloyd NV	2,282	0.13%	EUR	35	4/15/15	Morgan Stanley Capital Services	(1,411)
Pay	Denso Corp.	1,600	0.11%	JPY	7,808	4/15/15	Morgan Stanley Capital Services	2,497
Pay	Dentsu, Inc.	4,500	0.12%		16,875	4/15/15	Morgan Stanley Capital Services	1,596
Pay	Deutsche Lufthansa AG	1,171	0.13%	EUR	17	4/15/15	Morgan Stanley Capital Services	410
Pay	Deutsche Lufthansa Ag	3,031	0.13%		43	4/15/15	Morgan Stanley Capital Services	(99)
Pay	Devon Energy Corp.	1,911	0.10%	USD	117	4/15/15	Morgan Stanley Capital Services	(4,300)
Pay	Dick’s Sporting Goods, Inc.	305	0.10%		16	4/15/15	Morgan Stanley Capital Services	(537)
Pay	Dick’s Sporting Goods, Inc.	1,467	0.10%		75	4/15/15	Morgan Stanley Capital Services	(2,582)
Pay	Dick’s Sporting Goods, Inc.	852	1.00%		45	4/15/15	Morgan Stanley Capital Services	(806)
Pay	DnB ASA	6,098	1.64%	NOK	583	4/15/15	Morgan Stanley Capital Services	(10,169)
Pay	DnB ASA	730	1.64%		70	4/15/15	Morgan Stanley Capital Services	(1,217)
Pay	Dominion Resources, Inc./VA	2,598	0.10%	USD	161	4/15/15	Morgan Stanley Capital Services	(5,066)
Pay	Domino’s Pizza Group PLC	1,189	0.49%	GBP	7	4/15/15	Morgan Stanley Capital Services	279
Pay	Domino’s Pizza Group PLC	1,444	0.49%		9	4/15/15	Morgan Stanley Capital Services	338
Pay	Domino’s Pizza Group PLC	1,400	0.49%		8	4/15/15	Morgan Stanley Capital Services	328
Pay	Domino’s Pizza Group PLC	788	0.49%		5	4/15/15	Morgan Stanley Capital Services	185

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Domino’s Pizza Group PLC	504	0.49%	GBP	3	4/15/15	Morgan Stanley Capital Services	118
Pay	Domino’s Pizza Group PLC	2,566	0.49%		15	4/15/15	Morgan Stanley Capital Services	601
Pay	Domino’s Pizza Group PLC	685	0.49%		4	4/15/15	Morgan Stanley Capital Services	161
Pay	Domino’s Pizza Group PLC	2,966	0.49%		18	4/15/15	Morgan Stanley Capital Services	695
Pay	Domino’s Pizza Group PLC	1,147	0.49%		7	4/15/15	Morgan Stanley Capital Services	269
Pay	Domino’s Pizza Group PLC	1,869	0.49%		11	4/15/15	Morgan Stanley Capital Services	438
Pay	Domino’s Pizza Group PLC	688	0.49%		4	4/15/15	Morgan Stanley Capital Services	161
Pay	Dr Pepper Snapple Group, Inc.	2,691	0.10%	USD	118	4/15/15	Morgan Stanley Capital Services	(9,607)
Pay	Dresser-Rand Group, Inc.	2,439	0.10%		150	4/15/15	Morgan Stanley Capital Services	1,415
Pay	DS Smith PLC	19,639	0.49%	GBP	58	4/15/15	Morgan Stanley Capital Services	(2,296)
Pay	Dufry AG	724	0.02%	CHF	100	4/15/15	Morgan Stanley Capital Services	(7,100)
Pay	Dufry AG	50	0.02%		7	4/15/15	Morgan Stanley Capital Services	(490)
Pay	Ebara Corp.	16,000	0.12%	JPY	8,304	4/15/15	Morgan Stanley Capital Services	(1,571)
Pay	Ebay, Inc.	1,562	0.10%	USD	84	4/15/15	Morgan Stanley Capital Services	1,968
Pay	Echo Entertainment Group Ltd.	54,311	2.10%	AUD	141	4/15/15	Morgan Stanley Capital Services	(3,361)
Pay	Echo Entertainment Group Ltd.	10,746	2.10%		28	4/15/15	Morgan Stanley Capital Services	(665)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Ecolab, Inc.	1,497	0.10%	USD	149	4/15/15	Morgan Stanley Capital Services	(9,551)
Pay	Edwards Lifesciences Corp.	1,654	0.10%		124	4/15/15	Morgan Stanley Capital Services	16,275
Pay	Edwards Lifesciences Corp.	249	0.10%		19	4/15/15	Morgan Stanley Capital Services	2,450
Pay	Elekta AB	4,572	0.81%	SEK	469	4/15/15	Morgan Stanley Capital Services	4,780
Pay	EMC Corp./MA	3,440	0.10%	USD	85	4/15/15	Morgan Stanley Capital Services	1,995
Pay	EMC Corp./MA	2,108	1.00%		52	4/15/15	Morgan Stanley Capital Services	1,665
Pay	Enagas SA	6,680	0.13%	EUR	124	4/15/15	Morgan Stanley Capital Services	(9,886)
Pay	Enel SpA	4,875	0.13%		16	4/15/15	Morgan Stanley Capital Services	(342)
Pay	Enel SpA	13,245	0.13%		43	4/15/15	Morgan Stanley Capital Services	(637)
Pay	Energizer Holdings, Inc.	1,663	0.10%	USD	155	4/15/15	Morgan Stanley Capital Services	(8,415)
Pay	ENI SpA	5,257	0.13%	EUR	93	4/15/15	Morgan Stanley Capital Services	(7,836)
Pay	Equinix, Inc.	210	0.10%	USD	34	4/15/15	Morgan Stanley Capital Services	533
Pay	Equinix, Inc.	399	0.10%		65	4/15/15	Morgan Stanley Capital Services	1,013
Pay	Essilor International SA	1,221	0.13%	EUR	96	4/15/15	Morgan Stanley Capital Services	118
Pay	Expedia, Inc.	1,718	0.10%	USD	82	4/15/15	Morgan Stanley Capital Services	(18,881)
Pay	Express Scripts Holding Co.	2,128	1.00%		134	4/15/15	Morgan Stanley Capital Services	1,437

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Fairfax Financial Holdings Ltd.	314	1.28%	CAD	140	4/15/15	Morgan Stanley Capital Services	(2,710)
Pay	Fairfax Financial Holdings Ltd.	61	1.78%		27	4/15/15	Morgan Stanley Capital Services	(527)
Pay	Fastenal Co.	2,420	0.10%	USD	116	4/15/15	Morgan Stanley Capital Services	(4,525)
Pay	Fidelity National Financial, Inc.	4,102	0.10%		108	4/15/15	Morgan Stanley Capital Services	(7,630)
Pay	Fidelity National Financial, Inc.	1,489	0.10%		39	4/15/15	Morgan Stanley Capital Services	(2,770)
Pay	Firstgroup PLC	37,136	0.49%	GBP	45	4/15/15	Morgan Stanley Capital Services	3,131
Pay	Firstgroup PLC	23,564	0.49%		28	4/15/15	Morgan Stanley Capital Services	1,987
Pay	Firstgroup PLC	5,432	0.49%		7	4/15/15	Morgan Stanley Capital Services	458
Pay	Firstgroup PLC	6,022	0.49%		7	4/15/15	Morgan Stanley Capital Services	508
Pay	Fletcher Building Ltd.	11,703	1.00%	AUD	97	4/15/15	Morgan Stanley Capital Services	(4,611)
Pay	FMC Technologies, Inc.	1,850	0.10%	USD	107	4/15/15	Morgan Stanley Capital Services	13,505
Pay	Franklin Resources, Inc.	2,047	0.10%		105	4/15/15	Morgan Stanley Capital Services	(5,629)
Pay	Fresenius Medical Care AG & Co Kgaa	2,031	0.13%	EUR	96	4/15/15	Morgan Stanley Capital Services	(3,953)
Pay	G4S PLC	32,582	0.49%	GBP	79	4/15/15	Morgan Stanley Capital Services	(10,585)
Pay	G4S PLC	2,956	0.49%		7	4/15/15	Morgan Stanley Capital Services	(960)
Pay	G4S PLC	3,730	0.49%		9	4/15/15	Morgan Stanley Capital Services	(1,212)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	General Mills, Inc.	3,943	0.10%	USD	189	4/15/15	Morgan Stanley Capital Services	(9,897)
Pay	General Mills, Inc.	650	0.10%		31	4/15/15	Morgan Stanley Capital Services	(1,632)
Pay	Genesee & Wyoming, Inc.	1,049	0.10%		99	4/15/15	Morgan Stanley Capital Services	(5,413)
Pay	Genting Singapore PLC	80,000	0.35%	SGD	118	4/15/15	Morgan Stanley Capital Services	(3,209)
Pay	Genting Singapore PLC	93,000	0.35%		137	4/15/15	Morgan Stanley Capital Services	(3,731)
Pay	Glencore Xstrata PLC	786	0.49%	GBP	3	4/15/15	Morgan Stanley Capital Services	(43)
Pay	Glencore Xstrata PLC	15,384	0.49%		52	4/15/15	Morgan Stanley Capital Services	(843)
Pay	Hammerson PLC	836	0.49%		4	4/15/15	Morgan Stanley Capital Services	(268)
Pay	Hammerson PLC	18,660	0.49%		95	4/15/15	Morgan Stanley Capital Services	(5,979)
Pay	Hammerson PLC	1,693	0.49%		9	4/15/15	Morgan Stanley Capital Services	(542)
Pay	Hammerson PLC	1,301	0.49%		7	4/15/15	Morgan Stanley Capital Services	(417)
Pay	Hang Lung Properties Ltd.	60,000	0.05%	HKD	1,545	4/15/15	Morgan Stanley Capital Services	1,690
Pay	Hasbro, Inc.	2,477	0.10%	USD	114	4/15/15	Morgan Stanley Capital Services	(14,020)
Pay	Hasbro, Inc.	513	1.00%		24	4/15/15	Morgan Stanley Capital Services	(2,586)
Pay	HCA Holdings, Inc.	3,507	0.10%		161	4/15/15	Morgan Stanley Capital Services	(4,349)
Pay	Heidelbergcement AG	700	0.13%	EUR	41	4/15/15	Morgan Stanley Capital Services	549

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Heidelbergcement AG	851	0.13%	EUR	50	4/15/15	Morgan Stanley Capital Services	667
Pay	Hewlett-Packard Co.	1,394	0.10%	USD	32	4/15/15	Morgan Stanley Capital Services	(2,203)
Pay	Hewlett-Packard Co.	4,488	0.10%		102	4/15/15	Morgan Stanley Capital Services	(7,091)
Pay	Hikari Tsushin, Inc.	900	0.12%	JPY	5,904	4/15/15	Morgan Stanley Capital Services	(6,643)
Pay	Hikari Tsushin, Inc.	1,200	0.12%		7,872	4/15/15	Morgan Stanley Capital Services	(8,858)
Pay	Hikma Pharmaceuticals PLC	714	0.49%	GBP	8	4/15/15	Morgan Stanley Capital Services	(1,200)
Pay	Hikma Pharmaceuticals PLC	6,239	0.49%		68	4/15/15	Morgan Stanley Capital Services	(10,486)
Pay	Hikma Pharmaceuticals PLC	566	0.49%		6	4/15/15	Morgan Stanley Capital Services	(951)
Pay	Hkt Trust / Hkt Ltd.	160,000	0.05%	HKD	1,142	4/15/15	Morgan Stanley Capital Services	(1,016)
Pay	HKT Trust / Hkt Ltd.	44,000	0.05%		314	4/15/15	Morgan Stanley Capital Services	(279)
Pay	Hologic, Inc.	6,459	0.10%	USD	143	4/15/15	Morgan Stanley Capital Services	(2,002)
Pay	Hologic, Inc.	2,692	0.10%		59	4/15/15	Morgan Stanley Capital Services	(835)
Pay	Home Depot, Inc.	2,029	1.00%		151	4/15/15	Morgan Stanley Capital Services	(7,041)
Pay	Honda Motor Co., Ltd.	6,700	0.12%	JPY	26,264	4/15/15	Morgan Stanley Capital Services	(450)
Pay	Hong Kong Exchanges And Clearing Ltd.	265	—	HKD	38	4/15/15	Morgan Stanley Capital Services	672
Pay	Hong Kong Exchanges And Clearing Ltd.	12,500	0.05%		1,595	4/15/15	Morgan Stanley Capital Services	4,076

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Hong Kong Exchanges And Clearing Ltd.	600	0.05%	HKD	77	4/15/15	Morgan Stanley Capital Services	196
Pay	Hongkong Land Holdings Ltd.	34,000	0.10%	USD	216	4/15/15	Morgan Stanley Capital Services	7,134
Pay	Hongkong Land Holdings Ltd.	6,000	0.10%		38	4/15/15	Morgan Stanley Capital Services	1,259
Pay	Hopewell Holdings Ltd.	23,500	0.05%	HKD	620	4/15/15	Morgan Stanley Capital Services	879
Pay	Hoya Corp.	6,000	0.12%	JPY	13,878	4/15/15	Morgan Stanley Capital Services	(2,739)
Pay	Hoya Corp.	1,400	0.12%		3,238	4/15/15	Morgan Stanley Capital Services	(639)
Pay	HSBC Holdings PLC	13,530	0.49%	GBP	93	4/15/15	Morgan Stanley Capital Services	818
Pay	HSBC Holdings PLC	1,212	0.49%		8	4/15/15	Morgan Stanley Capital Services	73
Pay	HSCB Holdings PLC	1,354	0.49%		9	4/15/15	Morgan Stanley Capital Services	82
Pay	Iberdrola SA	20,275	0.13%	EUR	91	4/15/15	Morgan Stanley Capital Services	(3,358)
Pay	Ibiden Co., Ltd.	5,500	0.12%	JPY	8,701	4/15/15	Morgan Stanley Capital Services	(6,857)
Pay	IHS, Inc.	819	0.10%	USD	92	4/15/15	Morgan Stanley Capital Services	2,465
Pay	Illinois Tool Works, Inc.	2,578	0.10%		195	4/15/15	Morgan Stanley Capital Services	(7,811)
Pay	Illinois Tool Works, Inc.	1,555	1.00%		120	4/15/15	Morgan Stanley Capital Services	(2,202)
Pay	Imperial Oil Ltd.	4,670	0.88%	CAD	213	4/15/15	Morgan Stanley Capital Services	0
Pay	Imperial Tobacco Group PLC	4,208	0.49%	GBP	92	4/15/15	Morgan Stanley Capital Services	(9,407)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Imperial Tobacco Group PLC	382	0.49%	GBP	8	4/15/15	Morgan Stanley Capital Services	(854)
Pay	Imperial Tobacco Group PLC	483	0.49%		11	4/15/15	Morgan Stanley Capital Services	(1,080)
Pay	Inchcape PLC	6,120	0.17%		38	4/15/15	Morgan Stanley Capital Services	(756)
Pay	Inchcape PLC	6,769	0.17%		43	4/15/15	Morgan Stanley Capital Services	(931)
Pay	Indra Sistemas SA	4,942	0.13%	EUR	58	4/15/15	Morgan Stanley Capital Services	(3,393)
Pay	Ingersoll-Rand PLC	1,596	0.10%	USD	103	4/15/15	Morgan Stanley Capital Services	(4,644)
Pay	Ingersoll-Rand PLC	853	0.10%		55	4/15/15	Morgan Stanley Capital Services	(2,482)
Pay	Inmarsat PLC	1,047	0.49%	GBP	7	4/15/15	Morgan Stanley Capital Services	(73)
Pay	Inmarsat PLC	447	0.49%		3	4/15/15	Morgan Stanley Capital Services	(31)
Pay	Inmarsat PLC	1,320	0.49%		9	4/15/15	Morgan Stanley Capital Services	(92)
Pay	Inmarsat PLC	2,831	0.49%		20	4/15/15	Morgan Stanley Capital Services	(197)
Pay	Inmarsat PLC	305	0.49%		2	4/15/15	Morgan Stanley Capital Services	(21)
Pay	Inmarsat PLC	3,319	0.49%		24	4/15/15	Morgan Stanley Capital Services	(230)
Pay	Inmarsat PLC	527	0.49%		4	4/15/15	Morgan Stanley Capital Services	(37)
Pay	Inmarsat PLC	622	0.49%		4	4/15/15	Morgan Stanley Capital Services	(43)
Pay	Inmarsat PLC	414	0.49%		3	4/15/15	Morgan Stanley Capital Services	(29)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Inmarsat PLC	578	0.49%	GBP	4	4/15/15	Morgan Stanley Capital Services	(40)
Pay	Inmarsat PLC	1,184	0.49%		8	4/15/15	Morgan Stanley Capital Services	(82)
Pay	Inpex Corp.	11,300	0.11%	JPY	13,119	4/15/15	Morgan Stanley Capital Services	2,884
Pay	Intact Financial Corp.	1,963	0.88%	CAD	122	4/15/15	Morgan Stanley Capital Services	(5,121)
Pay	Intact Financial Corp.	726	0.88%		46	4/15/15	Morgan Stanley Capital Services	(1,332)
Pay	Intel Corp.	7,794	0.10%	USD	182	4/15/15	Morgan Stanley Capital Services	(8,106)
Pay	Intercontinental Hotels Group PLC	4,937	0.49%	GBP	91	4/15/15	Morgan Stanley Capital Services	2,202
Pay	Intercontinental Hotels Group PLC	448	0.49%		8	4/15/15	Morgan Stanley Capital Services	200
Pay	Intercontinental Hotels Group PLC	565	0.49%		10	4/15/15	Morgan Stanley Capital Services	252
Pay	International Business Machines Corp.	833	0.10%	USD	154	4/15/15	Morgan Stanley Capital Services	4,540
Pay	International Paper Co.	2,867	0.10%		128	4/15/15	Morgan Stanley Capital Services	(86)
Pay	Intertek Group PLC	282	0.49%	GBP	9	4/15/15	Morgan Stanley Capital Services	(105)
Pay	Intertek Group PLC	2,462	0.49%		81	4/15/15	Morgan Stanley Capital Services	(918)
Pay	Intertek Group PLC	224	0.49%		7	4/15/15	Morgan Stanley Capital Services	(84)
Pay	Intu Properties PLC	22,143	0.49%		73	4/15/15	Morgan Stanley Capital Services	(4,962)
Pay	Intu Properties PLC	2,009	0.49%		7	4/15/15	Morgan Stanley Capital Services	(450)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Intu Properties PLC	2,535	0.49%	GBP	8		4/15/15	Morgan Stanley Capital Services	(568)
Pay	Invocare Ltd.	14,134	0.63%	AUD	156		4/15/15	Morgan Stanley Capital Services	1,493
Pay	Invocare Ltd.	2,779	2.10%		31		4/15/15	Morgan Stanley Capital Services	293
Pay	Iron Mountain, Inc.	4,096	0.10%	USD	104		4/15/15	Morgan Stanley Capital Services	(4,710)
Pay	IYO Bank Ltd. (The)	14,000	0.12%	JPY	14,168		4/15/15	Morgan Stanley Capital Services	(2,097)
Pay	Iyo Bank Ltd. (The)	3,000	0.12%		3,036		4/15/15	Morgan Stanley Capital Services	(449)
Pay	Japan Petroleum Exploration Co	1,400	0.11%		5,649		4/15/15	Morgan Stanley Capital Services	449
Pay	Japan Petroleum Exploration Co.	600	0.11%		2,421		4/15/15	Morgan Stanley Capital Services	193
Pay	Jarden Corp.	2,577	0.10%	USD	123		4/15/15	Morgan Stanley Capital Services	(19,405)
Pay	Jardine Matheson Holdings Ltd.	4,800	1.00%		262		4/15/15	Morgan Stanley Capital Services	679
Pay	Jeronimo Martins Sgps SA	2,976	0.13%	EUR	43		4/15/15	Morgan Stanley Capital Services	3,055
Pay	JSR Corp.	14,400	0.12%	JPY	24,581		4/15/15	Morgan Stanley Capital Services	(24,309)
Pay	Jupiter Fund Management PLC	1,036	0.49%	GBP	4		4/15/15	Morgan Stanley Capital Services	(395)
Pay	Jupiter Fund Management PLC	941	0.49%		4		4/15/15	Morgan Stanley Capital Services	(359)
Pay	Jupiter Fund Management PLC	53	0.49%		—	*	4/15/15	Morgan Stanley Capital Services	(20)
Pay	Jupiter Fund Management PLC	1,111	0.49%		4		4/15/15	Morgan Stanley Capital Services	(424)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Jupiter Fund Management PLC	4,571	0.49%	GBP	17		4/15/15	Morgan Stanley Capital Services	(1,744)
Pay	Jupiter Fund Management PLC	912	0.49%		3		4/15/15	Morgan Stanley Capital Services	(348)
Pay	Jupiter Fund Management PLC	3,521	0.49%		13		4/15/15	Morgan Stanley Capital Services	(1,343)
Pay	Jupiter Fund Management PLC	1,745	0.49%		7		4/15/15	Morgan Stanley Capital Services	(666)
Pay	Jupiter Fund Management PLC	24	0.49%		—	*	4/15/15	Morgan Stanley Capital Services	(9)
Pay	Jupiter Fund Management PLC	592	0.49%		2		4/15/15	Morgan Stanley Capital Services	(226)
Pay	KBR, Inc.	3,176	0.10%	USD	106		4/15/15	Morgan Stanley Capital Services	(3,430)
Pay	Keihan Electric Railway Co., Ltd.	46,000	0.12%	JPY	18,354		4/15/15	Morgan Stanley Capital Services	(2,572)
Pay	Keihan Electric Railway Co., Ltd.	6,000	0.12%		2,394		4/15/15	Morgan Stanley Capital Services	(336)
Pay	Keppel Corp., Ltd.	15,000	1.00%	SGD	162		4/15/15	Morgan Stanley Capital Services	(360)
Pay	Kingfisher PLC	20,694	0.49%	GBP	78		4/15/15	Morgan Stanley Capital Services	568
Pay	Kingfisher PLC	1,878	0.49%		7		4/15/15	Morgan Stanley Capital Services	52
Pay	Kingfisher PLC	2,370	0.49%		9		4/15/15	Morgan Stanley Capital Services	65
Pay	Kingfisher PLC	4,655	0.49%		18		4/15/15	Morgan Stanley Capital Services	128
Pay	Kohl’s Corp.	1,672	0.10%	USD	86		4/15/15	Morgan Stanley Capital Services	(8,962)
Pay	Konami Corp.	6,000	0.12%	JPY	14,190		4/15/15	Morgan Stanley Capital Services	(695)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Konami Corp.	1,600	0.11%	JPY	3,784	4/15/15	Morgan Stanley Capital Services	(185)
Pay	Kone Oyj	252	0.13%	EUR	16	4/15/15	Morgan Stanley Capital Services	(312)
Pay	Kone Oyj	986	0.13%		63	4/15/15	Morgan Stanley Capital Services	(780)
Pay	Koninklijke Vopak NV	700	0.13%		30	4/15/15	Morgan Stanley Capital Services	(2,574)
Pay	Koninklijke Vopak NV	338	0.13%		14	4/15/15	Morgan Stanley Capital Services	(1,243)
Pay	Kraft Foods Group, Inc.	2,918	0.10%	USD	152	4/15/15	Morgan Stanley Capital Services	(6,624)
Pay	L Brands, Inc.	2,230	0.10%		126	4/15/15	Morgan Stanley Capital Services	(13,514)
Pay	L Brands, Inc.	503	0.10%		28	4/15/15	Morgan Stanley Capital Services	(3,048)
Pay	Laboratory Corp. of America Holdings	1,592	0.10%		158	4/15/15	Morgan Stanley Capital Services	(2,292)
Pay	Laboratory Corp. of America Holdings	235	0.10%		23	4/15/15	Morgan Stanley Capital Services	(338)
Pay	Ladbrokes PLC	5,905	0.49%	GBP	11	4/15/15	Morgan Stanley Capital Services	(511)
Pay	Ladbrokes PLC	5,481	0.49%		10	4/15/15	Morgan Stanley Capital Services	(474)
Pay	Ladbrokes PLC	40,669	0.49%		75	4/15/15	Morgan Stanley Capital Services	(3,518)
Pay	Ladbrokes PLC	4,237	0.49%		8	4/15/15	Morgan Stanley Capital Services	(366)
Pay	Lafarge SA	1,064	0.13%	EUR	53	4/15/15	Morgan Stanley Capital Services	(1,432)
Pay	Lafarge SA	160	0.13%		8	4/15/15	Morgan Stanley Capital Services	(215)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Leggett & Platt, Inc.	3,781	1.00%	USD	110	4/15/15	Morgan Stanley Capital Services	(2,408)
Pay	Legrand SA	1,952	0.13%	EUR	80	4/15/15	Morgan Stanley Capital Services	(1,570)
Pay	Lend Lease Group	11,097	2.10%	AUD	119	4/15/15	Morgan Stanley Capital Services	(7,548)
Pay	Lend Lease Group	2,175	2.10%		23	4/15/15	Morgan Stanley Capital Services	(1,479)
Pay	Leucadia National Corp.	3,820	0.10%	USD	107	4/15/15	Morgan Stanley Capital Services	(1,222)
Pay	Li & Fung Ltd.	172,000	0.05%	HKD	1,892	4/15/15	Morgan Stanley Capital Services	868
Pay	Liberty Interactive Corp.	1,857	0.10%	USD	47	4/15/15	Morgan Stanley Capital Services	(2,767)
Pay	Liberty Interactive Corp.	1,384	0.10%		35	4/15/15	Morgan Stanley Capital Services	(2,062)
Pay	Loews Corp.	3,766	0.10%		181	4/15/15	Morgan Stanley Capital Services	(942)
Pay	Luxottica Group SpA	2,313	0.13%	EUR	89	4/15/15	Morgan Stanley Capital Services	(5,018)
Pay	Luxottica Group SpA	340	0.13%		13	4/15/15	Morgan Stanley Capital Services	(738)
Pay	Lvmh Moet Hennessy Louis Vuitton SA	651	0.13%		94	4/15/15	Morgan Stanley Capital Services	3,043
Pay	Maple Leaf Foods, Inc.	2,634	1.28%	CAD	35	4/15/15	Morgan Stanley Capital Services	(5,608)
Pay	Maple Leaf Foods, Inc.	3,661	0.88%		48	4/15/15	Morgan Stanley Capital Services	(7,795)
Pay	Marathon Oil Corp.	3,425	1.00%	USD	120	4/15/15	Morgan Stanley Capital Services	(601)
Pay	Marks & Spencer Group PLC	19,929	0.49%	GBP	96	4/15/15	Morgan Stanley Capital Services	(6,244)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Marks & Spencer Group PLC	1,808	0.49%	GBP	9	4/15/15	Morgan Stanley Capital Services	(567)
Pay	Marks & Spencer Group PLC	2,283	0.49%		11	4/15/15	Morgan Stanley Capital Services	(715)
Pay	Marriott International, Inc./DE	3,379	0.10%	USD	143	4/15/15	Morgan Stanley Capital Services	(9,427)
Pay	Mattel, Inc.	780	1.00%		33	4/15/15	Morgan Stanley Capital Services	(1,248)
Pay	Mattel, Inc.	2,441	0.10%		101	4/15/15	Morgan Stanley Capital Services	(6,884)
Pay	Maxim Integrated Products, Inc.	3,263	0.10%		97	4/15/15	Morgan Stanley Capital Services	(33)
Pay	Mcdonald’s Corp.	1,633	1.00%		155	4/15/15	Morgan Stanley Capital Services	(2,908)
Pay	Medipal Holdings Corp.	8,900	0.12%	JPY	10,689	4/15/15	Morgan Stanley Capital Services	(11,302)
Pay	Meggitt PLC	2,740	0.49%	GBP	15	4/15/15	Morgan Stanley Capital Services	(1,276)
Pay	Meggitt PLC	5,346	0.49%		29	4/15/15	Morgan Stanley Capital Services	(2,490)
Pay	Meggitt PLC	6,825	0.49%		37	4/15/15	Morgan Stanley Capital Services	(3,178)
Pay	Meggitt PLC	1,353	0.49%		7	4/15/15	Morgan Stanley Capital Services	(630)
Pay	Meggitt PLC	1,706	0.49%		9	4/15/15	Morgan Stanley Capital Services	(795)
Pay	Melco International Development Ltd.	50,000	0.05%	HKD	1,165	4/15/15	Morgan Stanley Capital Services	(6,682)
Pay	Melrose Industries PLC	21,409	0.49%	GBP	65	4/15/15	Morgan Stanley Capital Services	(5,575)
Pay	Melrose Industries PLC	3,211	0.49%		10	4/15/15	Morgan Stanley Capital Services	(836)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Melrose Industries PLC	1,910	0.49%	GBP	6		4/15/15	Morgan Stanley Capital Services	(497)
Pay	Metcash Ltd.	42,398	2.10%	AUD	137		4/15/15	Morgan Stanley Capital Services	(5,140)
Pay	Metcash Ltd.	10,908	2.10%		35		4/15/15	Morgan Stanley Capital Services	(1,322)
Pay	Miraca Holdings, Inc.	2,900	0.12%	JPY	12,601		4/15/15	Morgan Stanley Capital Services	(2,523)
Pay	Misumi Group, Inc.	6,900	0.12%		19,782		4/15/15	Morgan Stanley Capital Services	(810)
Pay	Mitie Group PLC	1,360	0.49%	GBP	4		4/15/15	Morgan Stanley Capital Services	(335)
Pay	Mitie Group PLC	1,463	0.49%		4		4/15/15	Morgan Stanley Capital Services	(360)
Pay	Mitie Group PLC	15,490	0.49%		46		4/15/15	Morgan Stanley Capital Services	(3,814)
Pay	Mitie Group PLC	1,573	0.49%		5		4/15/15	Morgan Stanley Capital Services	(387)
Pay	Mitie Group PLC	3,064	0.49%		9		4/15/15	Morgan Stanley Capital Services	(754)
Pay	Mitie Group PLC	1,555	0.49%		5		4/15/15	Morgan Stanley Capital Services	(383)
Pay	Mitie Group PLC	18	0.49%		—	*	4/15/15	Morgan Stanley Capital Services	(4)
Pay	Mitie Group PLC	2,961	0.49%		9		4/15/15	Morgan Stanley Capital Services	(729)
Pay	Mitie Group PLC	2,237	0.49%		7		4/15/15	Morgan Stanley Capital Services	(551)
Pay	Mitsubishi Motors Corp.	16,100	0.12%	JPY	16,760		4/15/15	Morgan Stanley Capital Services	(10,471)
Pay	Mitsubishi Tanabe Pharma Corp.	17,000	0.12%		23,477		4/15/15	Morgan Stanley Capital Services	(1,006)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Mitsubishi Tanabe Pharma Corp.	2,200	0.12%	JPY	3,038	4/15/15	Morgan Stanley Capital Services	(130)
Pay	Mitsui Osk Lines Ltd.	17,000	0.11%		7,531	4/15/15	Morgan Stanley Capital Services	4,631
Pay	Mitsui Osk Lines Ltd.	13,000	0.11%		5,759	4/15/15	Morgan Stanley Capital Services	3,541
Pay	Mondi PLC	7,321	0.17%	GBP	80	4/15/15	Morgan Stanley Capital Services	(2,552)
Pay	Nabtesco Corp.	5,400	0.12%	JPY	13,381	4/15/15	Morgan Stanley Capital Services	4,284
Pay	National Grid PLC	10,285	0.49%	GBP	78	4/15/15	Morgan Stanley Capital Services	(4,412)
Pay	National Grid PLC	1,116	0.49%		8	4/15/15	Morgan Stanley Capital Services	(479)
Pay	National Grid PLC	1,410	0.49%		11	4/15/15	Morgan Stanley Capital Services	(605)
Pay	National Oilwell Varco, Inc.	1,188	0.10%	USD	95	4/15/15	Morgan Stanley Capital Services	(1,461)
Pay	National Oilwell Varco, Inc.	1,130	0.10%		90	4/15/15	Morgan Stanley Capital Services	(1,390)
Pay	NCR Corp.	900	0.10%		36	4/15/15	Morgan Stanley Capital Services	3,546
Pay	NCR Corp.	1,246	0.10%		50	4/15/15	Morgan Stanley Capital Services	4,909
Pay	Netapp, Inc.	3,151	1.00%		130	4/15/15	Morgan Stanley Capital Services	7,398
Pay	Newcrest Mining Ltd.	16,628	2.10%	AUD	169	4/15/15	Morgan Stanley Capital Services	(1,877)
Pay	Nisource, Inc.	4,189	0.10%	USD	127	4/15/15	Morgan Stanley Capital Services	(4,817)
Pay	NOK Corp.	8,100	0.12%	JPY	12,142	4/15/15	Morgan Stanley Capital Services	(1,731)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Nokian Renkaat Oyj	2,667	0.13%	EUR	94	4/15/15	Morgan Stanley Capital Services	(7,025)
Pay	Nokian Renkaat Oyj	450	0.13%		16	4/15/15	Morgan Stanley Capital Services	(1,185)
Pay	Nomura Holdings, Inc.	16,200	0.12%	JPY	12,182	4/15/15	Morgan Stanley Capital Services	4,223
Pay	Nordea Bank AB	7,729	1.12%	SEK	608	4/15/15	Morgan Stanley Capital Services	(4,997)
Pay	NTN Corp.	36,000	0.12%	JPY	16,272	4/15/15	Morgan Stanley Capital Services	(7,563)
Pay	NTT Data Corp.	7,000	0.12%		22,925	4/15/15	Morgan Stanley Capital Services	431
Pay	NTT Data Corp.	900	1.00%		2,948	4/15/15	Morgan Stanley Capital Services	55
Pay	Nufarm Ltd./Australia	28,101	2.10%	AUD	130	4/15/15	Morgan Stanley Capital Services	(6,884)
Pay	Nufarm Ltd./Australia	5,532	2.10%		26	4/15/15	Morgan Stanley Capital Services	(1,355)
Pay	Obayashi Corp.	22,000	0.12%	JPY	13,266	4/15/15	Morgan Stanley Capital Services	(6,044)
Pay	Obrascon Huarte Lain SA	2,312	0.13%	EUR	67	4/15/15	Morgan Stanley Capital Services	(5,693)
Pay	Odakyu Electric Railway Co., Ltd.	18,000	0.12%	JPY	17,298	4/15/15	Morgan Stanley Capital Services	2,204
Pay	Odakyu Electric Railway Co., Ltd.	7,000	0.12%		6,727	4/15/15	Morgan Stanley Capital Services	857
Pay	Omnicom Group, Inc.	1,641	0.10%	USD	107	4/15/15	Morgan Stanley Capital Services	(5,169)
Pay	Omnicom Group, Inc.	409	0.10%		27	4/15/15	Morgan Stanley Capital Services	(1,288)
Pay	Oneok, Inc.	2,296	0.10%		124	4/15/15	Morgan Stanley Capital Services	(5,327)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Orica Ltd.	8,273	2.10%	AUD	168	4/15/15	Morgan Stanley Capital Services	(5,580)
Pay	Origin Energy Ltd.	5,139	2.10%		75	4/15/15	Morgan Stanley Capital Services	(81)
Pay	Origin Energy Ltd.	3,337	2.10%		49	4/15/15	Morgan Stanley Capital Services	(53)
Pay	Pacific Rubiales Energy Corp.	6,496	0.88%	CAD	145	4/15/15	Morgan Stanley Capital Services	4,440
Pay	Paramount Resources Ltd.	3,316	1.28%		122	4/15/15	Morgan Stanley Capital Services	2,290
Pay	Paramount Resources Ltd.	580	1.78%		21	4/15/15	Morgan Stanley Capital Services	401
Pay	Parkson Retail Group Ltd.	116,000	0.05%	HKD	331	4/15/15	Morgan Stanley Capital Services	2,819
Pay	Pearson PLC	3,038	0.49%	GBP	40	4/15/15	Morgan Stanley Capital Services	321
Pay	Pearson PLC	632	0.49%		8	4/15/15	Morgan Stanley Capital Services	67
Pay	Pearson PLC	721	0.49%		9	4/15/15	Morgan Stanley Capital Services	76
Pay	Pengrowth Energy Corp.	24,863	1.28%	CAD	162	4/15/15	Morgan Stanley Capital Services	(4,531)
Pay	Penn West Petroleum Ltd.	15,657	1.28%		179	4/15/15	Morgan Stanley Capital Services	(2,703)
Pay	Pennon Group PLC	1,407	0.49%	GBP	10	4/15/15	Morgan Stanley Capital Services	258
Pay	Pennon Group PLC	9,180	0.49%		64	4/15/15	Morgan Stanley Capital Services	1,686
Pay	Pennon Group PLC	841	0.49%		6	4/15/15	Morgan Stanley Capital Services	154
Pay	Perpetual Ltd.	2,933	2.50%	AUD	125	4/15/15	Morgan Stanley Capital Services	(9,600)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Perpetual Ltd.	578	2.10%	AUD	25	4/15/15	Morgan Stanley Capital Services	(1,892)
Pay	Perrigo Co.	1,179	0.10%	USD	154	4/15/15	Morgan Stanley Capital Services	(8,560)
Pay	Perrigo Co.	210	0.10%		27	4/15/15	Morgan Stanley Capital Services	(1,525)
Pay	Persimmon PLC	913	0.49%	GBP	11	4/15/15	Morgan Stanley Capital Services	(889)
Pay	Persimmon PLC	5,435	0.49%		65	4/15/15	Morgan Stanley Capital Services	(5,290)
Pay	Persimmon PLC	724	0.49%		9	4/15/15	Morgan Stanley Capital Services	(705)
Pay	Philip Morris International, Inc.	1,964	0.10%	USD	168	4/15/15	Morgan Stanley Capital Services	(7,110)
Pay	Postnl NV	7,538	0.13%	EUR	24	4/15/15	Morgan Stanley Capital Services	(6,842)
Pay	Postnl NV	5,950	0.13%		19	4/15/15	Morgan Stanley Capital Services	(5,401)
Pay	Power Assets Holdings Ltd.	12,000	0.05%	HKD	811	4/15/15	Morgan Stanley Capital Services	4,579
Pay	Power Corp. of Canada	6,227	1.28%	CAD	181	4/15/15	Morgan Stanley Capital Services	(10,332)
Pay	Power Corp. of Canada	716	1.78%		21	4/15/15	Morgan Stanley Capital Services	(1,188)
Pay	Procter & Gamble Co.	2,050	0.10%	USD	159	4/15/15	Morgan Stanley Capital Services	(6,458)
Pay	Procter & Gamble Co.	359	0.10%		28	4/15/15	Morgan Stanley Capital Services	(1,131)
Pay	Prudential PLC	927	0.49%	GBP	11	4/15/15	Morgan Stanley Capital Services	(1,196)
Pay	Prudential PLC	4,947	0.49%		59	4/15/15	Morgan Stanley Capital Services	(6,382)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Prudential PLC	735	0.49%	GBP	9	4/15/15	Morgan Stanley Capital Services	(948)
Pay	Prysmian SpA	3,493	0.13%	EUR	63	4/15/15	Morgan Stanley Capital Services	43
Pay	PVH Corp.	1,162	0.10%	USD	138	4/15/15	Morgan Stanley Capital Services	(6,321)
Pay	Qiagen NV	5,002	0.10%		103	4/15/15	Morgan Stanley Capital Services	(12,655)
Pay	Qualcomm, Inc.	1,353	0.10%		92	4/15/15	Morgan Stanley Capital Services	(1,759)
Pay	Qualcomm, Inc.	636	1.00%		44	4/15/15	Morgan Stanley Capital Services	(458)
Pay	Quanta Services, Inc.	4,177	1.00%		119	4/15/15	Morgan Stanley Capital Services	(7,004)
Pay	Quebecor, Inc.	5,128	1.28%	CAD	127	4/15/15	Morgan Stanley Capital Services	(4,525)
Pay	Quebecor, Inc.	1,788	1.68%		44	4/15/15	Morgan Stanley Capital Services	(1,578)
Pay	Quebecor, Inc.	784	0.88%		19	4/15/15	Morgan Stanley Capital Services	(692)
Pay	Quest Diagnostics, Inc.	1,951	0.10%	USD	113	4/15/15	Morgan Stanley Capital Services	(3,922)
Pay	Quest Diagnostics, Inc.	947	0.10%		55	4/15/15	Morgan Stanley Capital Services	(1,903)
Pay	Rackspace Hosting, Inc.	2,986	0.10%		144	4/15/15	Morgan Stanley Capital Services	(8,540)
Pay	Ralph Lauren Corp.	635	0.10%		101	4/15/15	Morgan Stanley Capital Services	(4,388)
Pay	Ralph Lauren Corp.	157	1.00%		25	4/15/15	Morgan Stanley Capital Services	(540)
Pay	Randgold Resources Ltd.	157	0.49%	GBP	7	4/15/15	Morgan Stanley Capital Services	(567)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Randgold Resources Ltd.	1,367	0.49%	GBP	60		4/15/15	Morgan Stanley Capital Services	(4,938)
Pay	Randgold Resources Ltd.	124	0.49%		5		4/15/15	Morgan Stanley Capital Services	(448)
Pay	Reckitt Benckiser Group PLC	2,027	0.49%		88		4/15/15	Morgan Stanley Capital Services	(15,784)
Pay	Reckitt Benckiser Group PLC	169	0.49%		7		4/15/15	Morgan Stanley Capital Services	(1,316)
Pay	Reckitt Benckiser Group PLC	232	0.49%		10		4/15/15	Morgan Stanley Capital Services	(1,807)
Pay	Reckitt Benckiser Group PLC	172	0.49%		8		4/15/15	Morgan Stanley Capital Services	(1,339)
Pay	Republic Services, Inc.	4,554	0.10%	USD	150		4/15/15	Morgan Stanley Capital Services	(2,186)
Pay	Resolution Ltd.	3,254	0.49%	GBP	11		4/15/15	Morgan Stanley Capital Services	(1,059)
Pay	Resolution Ltd.	130	0.49%		—	*	4/15/15	Morgan Stanley Capital Services	(42)
Pay	Resolution Ltd.	3,028	0.49%		10		4/15/15	Morgan Stanley Capital Services	(986)
Pay	Resolution Ltd.	807	0.49%		3		4/15/15	Morgan Stanley Capital Services	(263)
Pay	Resolution Ltd.	1,441	0.49%		5		4/15/15	Morgan Stanley Capital Services	(469)
Pay	Resolution Ltd.	2,578	0.49%		9		4/15/15	Morgan Stanley Capital Services	(839)
Pay	Resolution Ltd.	16,718	0.49%		56		4/15/15	Morgan Stanley Capital Services	(5,442)
Pay	Rexel SA	2,261	0.13%	EUR	42		4/15/15	Morgan Stanley Capital Services	153
Pay	Rinnai Corp.	800	0.12%	JPY	5,800		4/15/15	Morgan Stanley Capital Services	(2,935)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Rinnai Corp.	400	0.11%	JPY	2,900	4/15/15	Morgan Stanley Capital Services	(1,468)
Pay	Roche Holding AG	514	0.02%	CHF	125	4/15/15	Morgan Stanley Capital Services	(4,483)
Pay	Rockwood Holdings, Inc.	2,406	0.10%	USD	158	4/15/15	Morgan Stanley Capital Services	5,919
Pay	Rohm Co., Ltd.	1,900	0.11%	JPY	7,610	4/15/15	Morgan Stanley Capital Services	(603)
Pay	Rwe AG	3,349	0.13%	EUR	91	4/15/15	Morgan Stanley Capital Services	206
Pay	Sabmiller PLC	272	0.49%	GBP	8	4/15/15	Morgan Stanley Capital Services	(963)
Pay	Sabmiller PLC	343	0.49%		10	4/15/15	Morgan Stanley Capital Services	(1,215)
Pay	Sabmiller PLC	2,997	0.49%		91	4/15/15	Morgan Stanley Capital Services	(10,615)
Pay	Sage Group PLC (The)	22,083	0.49%		71	4/15/15	Morgan Stanley Capital Services	(5,826)
Pay	Sage Group PLC (The)	2,053	0.49%		7	4/15/15	Morgan Stanley Capital Services	(542)
Pay	Sage Group PLC (The)	2,592	0.49%		8	4/15/15	Morgan Stanley Capital Services	(684)
Pay	Sage Group PLC (The)	551	0.49%		2	4/15/15	Morgan Stanley Capital Services	(145)
Pay	Sally Beauty Holdings, Inc.	3,776	0.10%	USD	96	4/15/15	Morgan Stanley Capital Services	(2,983)
Pay	Sally Beauty Holdings, Inc.	947	0.10%		24	4/15/15	Morgan Stanley Capital Services	(748)
Pay	Sandfire Resources Nl	16,543	1.50%	AUD	104	4/15/15	Morgan Stanley Capital Services	(3,293)
Pay	Sandfire Resources Nl	5,426	2.10%		34	4/15/15	Morgan Stanley Capital Services	(1,080)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Sandvik AB	593	0.81%	SEK	53	4/15/15	Morgan Stanley Capital Services	240
Pay	Sandvik AB	6,381	1.12%		578	4/15/15	Morgan Stanley Capital Services	2,946
Pay	Sap AG	1,113	0.13%	EUR	63	4/15/15	Morgan Stanley Capital Services	(1,121)
Pay	Saputo, Inc.	2,348	0.88%	CAD	120	4/15/15	Morgan Stanley Capital Services	(795)
Pay	Secom Co., Ltd.	3,600	0.12%	JPY	21,528	4/15/15	Morgan Stanley Capital Services	2,064
Pay	Secom Co., Ltd.	1,300	0.12%		7,774	4/15/15	Morgan Stanley Capital Services	745
Pay	Sembcorp Marine Ltd.	56,000	1.00%	SGD	256	4/15/15	Morgan Stanley Capital Services	3,436
Pay	Severn Trent PLC	3,188	0.49%	GBP	58	4/15/15	Morgan Stanley Capital Services	(2,436)
Pay	Severn Trent PLC	366	0.49%		7	4/15/15	Morgan Stanley Capital Services	(280)
Pay	Severn Trent PLC	461	0.49%		8	4/15/15	Morgan Stanley Capital Services	(352)
Pay	Severn Trent PLC	840	0.49%		15	4/15/15	Morgan Stanley Capital Services	(642)
Pay	Shanghai Pharmaceuticals Holding Co., Ltd.	55,100	0.05%	HKD	879	4/15/15	Morgan Stanley Capital Services	(210)
Pay	Shanghai Pharmaceuticals Holding Co., Ltd.	46,400	0.05%		741	4/15/15	Morgan Stanley Capital Services	(177)
Pay	Shaw Communications, Inc.	5,707	0.88%	CAD	139	4/15/15	Morgan Stanley Capital Services	(3,667)
Pay	Shikoku Electric Power Co, Inc.	15,600	0.12%	JPY	26,239	4/15/15	Morgan Stanley Capital Services	(11,599)
Pay	Shimano, Inc.	2,600	0.12%		22,308	4/15/15	Morgan Stanley Capital Services	(694)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Shimano, Inc.	300	0.12%	JPY	2,574	4/15/15	Morgan Stanley Capital Services	(80)
Pay	Shinsei Bank Ltd.	24,000	0.12%		5,472	4/15/15	Morgan Stanley Capital Services	(542)
Pay	Shinsei Bank Ltd.	32,000	0.12%		7,296	4/15/15	Morgan Stanley Capital Services	(723)
Pay	Sinopharm Group Co., Ltd.	53,200	0.05%	HKD	1,160	4/15/15	Morgan Stanley Capital Services	5,490
Pay	Sinopharm Group Co., Ltd.	20,800	0.05%		453	4/15/15	Morgan Stanley Capital Services	2,147
Pay	Skyworks Solutions, Inc.	4,163	0.10%	USD	103	4/15/15	Morgan Stanley Capital Services	(3,872)
Pay	Snam SpA	25,763	0.13%	EUR	98	4/15/15	Morgan Stanley Capital Services	(171)
Pay	Snc-Lavalin Group, Inc.	2,795	0.88%	CAD	121	4/15/15	Morgan Stanley Capital Services	(1,590)
Pay	Sonic Healthcare Ltd.	8,839	2.10%	AUD	136	4/15/15	Morgan Stanley Capital Services	(6,191)
Pay	Sonic Healthcare Ltd.	1,740	2.10%		27	4/15/15	Morgan Stanley Capital Services	(1,219)
Pay	Southwestern Energy Co.	3,116	0.10%	USD	114	4/15/15	Morgan Stanley Capital Services	(1,994)
Pay	SPDR S&P 500 ETF Trust	5,227	0.10%		887	4/15/15	Morgan Stanley Capital Services	(31,414)
Pay	Spectra Energy Corp.	4,028	0.10%		139	4/15/15	Morgan Stanley Capital Services	(4,753)
Pay	Spectris PLC	191	0.49%	GBP	4	4/15/15	Morgan Stanley Capital Services	(234)
Pay	Spectris PLC	2,207	0.49%		49	4/15/15	Morgan Stanley Capital Services	(2,701)
Pay	St James’s Place PLC	1,276	0.49%		8	4/15/15	Morgan Stanley Capital Services	(892)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	St James’s Place PLC	1,023	0.49%	GBP	6	4/15/15	Morgan Stanley Capital Services	(715)
Pay	St James’s Place PLC	598	0.49%		4	4/15/15	Morgan Stanley Capital Services	(418)
Pay	St James’s Place PLC	670	0.49%		4	4/15/15	Morgan Stanley Capital Services	(468)
Pay	St James’s Place PLC	371	0.49%		2	4/15/15	Morgan Stanley Capital Services	(259)
Pay	St James’s Place PLC	1,462	0.49%		9	4/15/15	Morgan Stanley Capital Services	(1,022)
Pay	St James’s Place PLC	768	0.49%		5	4/15/15	Morgan Stanley Capital Services	(537)
Pay	St James’s Place PLC	7,083	0.49%		45	4/15/15	Morgan Stanley Capital Services	(4,951)
Pay	St James’s Place PLC	335	0.49%		2	4/15/15	Morgan Stanley Capital Services	(234)
Pay	Stagecoach Group PLC	21,575	0.49%		72	4/15/15	Morgan Stanley Capital Services	(6,744)
Pay	Stagecoach Group PLC	1,175	0.49%		4	4/15/15	Morgan Stanley Capital Services	(367)
Pay	Stagecoach Group PLC	1,296	0.49%		4	4/15/15	Morgan Stanley Capital Services	(405)
Pay	Stagecoach Group PLC	1,958	0.49%		7	4/15/15	Morgan Stanley Capital Services	(612)
Pay	Standard Chartered PLC	632	0.49%		9	4/15/15	Morgan Stanley Capital Services	(263)
Pay	Standard Chartered PLC	564	0.49%		8	4/15/15	Morgan Stanley Capital Services	(235)
Pay	Standard Chartered PLC	6,300	0.49%		93	4/15/15	Morgan Stanley Capital Services	(2,621)
Pay	Standard Life PLC	3,026	0.49%		11	4/15/15	Morgan Stanley Capital Services	468

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Standard Life PLC	2,398	0.49%	GBP	9	4/15/15	Morgan Stanley Capital Services	371
Pay	Standard Life PLC	19,834	0.49%		72	4/15/15	Morgan Stanley Capital Services	3,066
Pay	State Street Corp.	1,288	0.10%	USD	86	4/15/15	Morgan Stanley Capital Services	(3,916)
Pay	State Street Corp.	766	0.10%		51	4/15/15	Morgan Stanley Capital Services	(2,329)
Pay	Stockland	48,401	2.10%	AUD	192	4/15/15	Morgan Stanley Capital Services	(1,834)
Pay	Stockland	2,006	2.10%		8	4/15/15	Morgan Stanley Capital Services	(76)
Pay	Stora Enso Oyj	7,058	0.13%	EUR	48	4/15/15	Morgan Stanley Capital Services	(279)
Pay	Sumitomo Metal Mining Co., Ltd.	9,000	0.12%	JPY	12,069	4/15/15	Morgan Stanley Capital Services	(1,916)
Pay	Super Retail Group Ltd.	10,408	1.63%	AUD	138	4/15/15	Morgan Stanley Capital Services	(1,201)
Pay	Super Retail Group Ltd.	2,042	2.10%		27	4/15/15	Morgan Stanley Capital Services	(236)
Pay	Suruga Bank Ltd.	5,000	0.12%	JPY	8,210	4/15/15	Morgan Stanley Capital Services	4,178
Pay	Swatch Group AG (The)	149	0.02%	CHF	88	4/15/15	Morgan Stanley Capital Services	1,488
Pay	Swisscom AG	259	0.02%		115	4/15/15	Morgan Stanley Capital Services	(5,537)
Pay	Sydney Airport	28,687	2.10%	AUD	116	4/15/15	Morgan Stanley Capital Services	(4,345)
Pay	Sydney Airport	8,135	2.10%		33	4/15/15	Morgan Stanley Capital Services	(1,232)
Pay	Sysco Corp.	5,466	0.10%	USD	174	4/15/15	Morgan Stanley Capital Services	(2,624)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Tabcorp Holdings Ltd.	23,421	2.10%	AUD	76	4/15/15	Morgan Stanley Capital Services	(7,718)
Pay	Tabcorp Holdings Ltd.	6,608	2.17%		21	4/15/15	Morgan Stanley Capital Services	(2,178)
Pay	Taisei Corp.	16,000	0.11%	JPY	7,872	4/15/15	Morgan Stanley Capital Services	(2,028)
Pay	Taisei Corp.	10,000	0.11%		4,920	4/15/15	Morgan Stanley Capital Services	(1,267)
Pay	Takata Corp.	6,800	0.12%		17,224	4/15/15	Morgan Stanley Capital Services	3,661
Pay	Takeda Pharmaceutical Co., Ltd.	3,600	0.12%		16,866	4/15/15	Morgan Stanley Capital Services	(32)
Pay	Takeda Pharmaceutical Co., Ltd.	2,200	0.12%		10,307	4/15/15	Morgan Stanley Capital Services	(20)
Pay	Talisman Energy, Inc.	15,016	1.28%	CAD	188	4/15/15	Morgan Stanley Capital Services	(6,913)
Pay	Talisman Energy, Inc.	1,727	1.78%		22	4/15/15	Morgan Stanley Capital Services	(795)
Pay	Taylor Wimpey PLC	8,773	0.49%	GBP	10	4/15/15	Morgan Stanley Capital Services	23
Pay	Taylor Wimpey PLC	6,952	0.49%		8	4/15/15	Morgan Stanley Capital Services	18
Pay	Taylor Wimpey PLC	56,169	0.49%		62	4/15/15	Morgan Stanley Capital Services	145
Pay	Telecity Group PLC	2,490	0.49%		20	4/15/15	Morgan Stanley Capital Services	1,458
Pay	Telecity Group PLC	473	0.49%		4	4/15/15	Morgan Stanley Capital Services	277
Pay	Telecity Group PLC	424	0.49%		3	4/15/15	Morgan Stanley Capital Services	248
Pay	Telecity Group PLC	324	0.49%		3	4/15/15	Morgan Stanley Capital Services	190

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Telecity Group PLC	969	0.49%	GBP	8	4/15/15	Morgan Stanley Capital Services	568
Pay	Telecity Group PLC	1,005	0.49%		8	4/15/15	Morgan Stanley Capital Services	589
Pay	Telecity Group PLC	1,261	0.49%		10	4/15/15	Morgan Stanley Capital Services	739
Pay	Telefonica SA	4,419	0.13%	EUR	56	4/15/15	Morgan Stanley Capital Services	(1,933)
Pay	Telefonica SA	1,710	0.13%		22	4/15/15	Morgan Stanley Capital Services	(748)
Pay	Telstra Corp., Ltd.	10,092	2.10%	AUD	50	4/15/15	Morgan Stanley Capital Services	(1,691)
Pay	Telstra Corp., Ltd.	9,786	2.17%		49	4/15/15	Morgan Stanley Capital Services	(1,639)
Pay	Terumo Corp.	4,800	0.12%	JPY	22,872	4/15/15	Morgan Stanley Capital Services	137
Pay	Tesoro Corp.	2,497	0.10%	USD	113	4/15/15	Morgan Stanley Capital Services	(8,889)
Pay	Thermo Fisher Scientific, Inc.	1,498	0.10%		138	4/15/15	Morgan Stanley Capital Services	(8,898)
Pay	Thomson Reuters Corp.	3,987	0.88%	CAD	142	4/15/15	Morgan Stanley Capital Services	(13,384)
Pay	Tobu Railway Co., Ltd.	46,000	0.12%	JPY	23,552	4/15/15	Morgan Stanley Capital Services	1,062
Pay	Toho Gas Co., Ltd.	32,000	0.12%		16,480	4/15/15	Morgan Stanley Capital Services	736
Pay	Toll Holdings Ltd.	23,943	2.10%	AUD	138	4/15/15	Morgan Stanley Capital Services	137
Pay	Toll Holdings Ltd.	4,728	2.10%		27	4/15/15	Morgan Stanley Capital Services	27
Pay	Transalta Corp.	8,821	1.28%	CAD	120	4/15/15	Morgan Stanley Capital Services	(3,469)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Transalta Corp.	1,409	1.78%	CAD	19	4/15/15	Morgan Stanley Capital Services	(554)
Pay	Transdigm Group, Inc.	698	0.10%	USD	98	4/15/15	Morgan Stanley Capital Services	(3,958)
Pay	Transurban Group	6,281	2.10%	AUD	44	4/15/15	Morgan Stanley Capital Services	(164)
Pay	Transurban Group	4,392	2.10%		31	4/15/15	Morgan Stanley Capital Services	(115)
Pay	Travelers Cos, Inc. (The)	1,957	0.10%	USD	165	4/15/15	Morgan Stanley Capital Services	(3,562)
Pay	Treasury Wine Estates Ltd.	15,821	2.10%	AUD	76	4/15/15	Morgan Stanley Capital Services	1,215
Pay	Treasury Wine Estates Ltd.	5,173	2.10%		25	4/15/15	Morgan Stanley Capital Services	397
Pay	Trimble Navigation Ltd.	3,697	0.10%	USD	109	4/15/15	Morgan Stanley Capital Services	3,808
Pay	Ulta Salon Cosmetics & Fragrance, Inc.	794	0.10%		94	4/15/15	Morgan Stanley Capital Services	(8,734)
Pay	Ulta Salon Cosmetics & Fragrance, Inc.	193	0.10%		23	4/15/15	Morgan Stanley Capital Services	(2,123)
Pay	Ultra Petroleum Corp.	5,722	0.10%		121	4/15/15	Morgan Stanley Capital Services	16,079
Pay	Unicharm Corp.	4,500	0.12%	JPY	27,225	4/15/15	Morgan Stanley Capital Services	(12,156)
Pay	Unitedhealth Group, Inc.	1,244	0.10%	USD	92	4/15/15	Morgan Stanley Capital Services	6,979
Pay	Unitedhealth Group, Inc.	670	1.00%		47	4/15/15	Morgan Stanley Capital Services	1,015
Pay	Valspar Corp. (The)	1,940	0.10%		129	4/15/15	Morgan Stanley Capital Services	(6,518)
Pay	Verisk Analytics, Inc.	1,863	0.10%		125	4/15/15	Morgan Stanley Capital Services	(2,888)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Verizon Communications, Inc.	3,789	0.10%	USD	176	4/15/15	Morgan Stanley Capital Services	(15,876)
Pay	Vinci SA	1,777	0.13%	EUR	82	4/15/15	Morgan Stanley Capital Services	(2,212)
Pay	Visa, Inc.	680	0.10%	USD	130	4/15/15	Morgan Stanley Capital Services	(3,604)
Pay	Wal-Mart Stores, Inc.	2,094	0.10%		156	4/15/15	Morgan Stanley Capital Services	(4,984)
Pay	Wal-Mart Stores, Inc.	522	0.10%		39	4/15/15	Morgan Stanley Capital Services	(1,242)
Pay	Weir Group PLC (The)	441	0.49%	GBP	10	4/15/15	Morgan Stanley Capital Services	738
Pay	Weir Group PLC (The)	377	0.49%		9	4/15/15	Morgan Stanley Capital Services	631
Pay	Weir Group PLC (The)	4,190	0.49%		99	4/15/15	Morgan Stanley Capital Services	7,014
Pay	Westfield Retail Trust	32,773	2.10%	AUD	98	4/15/15	Morgan Stanley Capital Services	(2,690)
Pay	Westfield Retail Trust	16,161	2.17%		48	4/15/15	Morgan Stanley Capital Services	(1,327)
Pay	William Hill PLC	2,089	0.49%	GBP	9	4/15/15	Morgan Stanley Capital Services	779
Pay	William Hill PLC	1,674	0.49%		7	4/15/15	Morgan Stanley Capital Services	625
Pay	William Hill PLC	16,782	0.49%		71	4/15/15	Morgan Stanley Capital Services	6,262
Pay	William Hill PLC	1,689	0.49%		7	4/15/15	Morgan Stanley Capital Services	630
Pay	Wilmar International Ltd.	41,000	0.35%	SGD	135	4/15/15	Morgan Stanley Capital Services	(5,454)
Pay	Wisconsin Energy Corp.	2,192	0.10%	USD	89	4/15/15	Morgan Stanley Capital Services	(3,485)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	WM Morrison Supermarkets PLC	3,205	0.49%	GBP	9	4/15/15	Morgan Stanley Capital Services	15
Pay	WM Morrison Supermarkets PLC	28,003	0.49%		79	4/15/15	Morgan Stanley Capital Services	133
Pay	WM Morrison Supermarkets PLC	2,541	0.49%		7	4/15/15	Morgan Stanley Capital Services	12
Pay	Wolseley PLC	208	0.49%		7	4/15/15	Morgan Stanley Capital Services	(348)
Pay	Wolseley PLC	259	0.49%		8	4/15/15	Morgan Stanley Capital Services	(433)
Pay	Wolseley PLC	1,260	0.49%		41	4/15/15	Morgan Stanley Capital Services	(2,107)
Pay	Worleyparsons Ltd.	6,358	2.10%	AUD	141	4/15/15	Morgan Stanley Capital Services	1,067
Pay	Worleyparsons Ltd.	1,250	2.10%		28	4/15/15	Morgan Stanley Capital Services	210
Pay	Xylem, Inc./NY	6,186	0.10%	USD	173	4/15/15	Morgan Stanley Capital Services	(40,704)
Pay	Yamato Kogyo Co., Ltd.	2,800	0.12%	JPY	10,472	4/15/15	Morgan Stanley Capital Services	2,719
Pay	Zijin Mining Group Co., Ltd.	732,000	0.05%	HKD	1,303	4/15/15	Morgan Stanley Capital Services	(541)
Pay	Zurich Insurance Group AG	468	0.02%	CHF	111	4/15/15	Morgan Stanley Capital Services	(6,510)
Receive Total Return on Reference Index
Receive	3M Co.	1,404	0.35%	USD	168	4/15/15	Morgan Stanley Capital Services	8,466
Receive	Abbott Laboratories	5,512	1.00%		204	4/15/15	Morgan Stanley Capital Services	(2,446)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Actelion Ltd.	1,418	0.52%	CHF	94	4/15/15	Morgan Stanley Capital Services	6,489
Receive	Actelion Ltd.	290	0.52%		19	4/15/15	Morgan Stanley Capital Services	1,327
Receive	Activision Blizzard, Inc.	6,195	0.35%	USD	110	4/15/15	Morgan Stanley Capital Services	(6,938)
Receive	Activision Blizzard, Inc.	3,505	1.00%		61	4/15/15	Morgan Stanley Capital Services	(2,559)
Receive	Adidas AG	1,130	0.50%	EUR	93	4/15/15	Morgan Stanley Capital Services	2,152
Receive	Adobe Systems, Inc.	2,293	0.46%	USD	120	4/15/15	Morgan Stanley Capital Services	4,631
Receive	Aes Corp./Va	9,714	1.00%		138	4/15/15	Morgan Stanley Capital Services	(997)
Receive	Alimentation Couche Tard, Inc.	2,056	1.78%	CAD	143	4/15/15	Morgan Stanley Capital Services	1,704
Receive	Amazon.Com, Inc.	513	0.35%	USD	157	4/15/15	Morgan Stanley Capital Services	29,564
Receive	Amcor Ltd./Australia	10,874	0.53%	AUD	113	4/15/15	Morgan Stanley Capital Services	4,511
Receive	Amcor Ltd./Australia	3,127	0.53%		33	4/15/15	Morgan Stanley Capital Services	1,297
Receive	American International Group, Inc.	4,003	0.35%	USD	200	4/15/15	Morgan Stanley Capital Services	6,525
Receive	Amerisourcebergen Corp.	3,434	0.35%		216	4/15/15	Morgan Stanley Capital Services	8,654
Receive	Amlin PLC	2,103	0.50%	GBP	9	4/15/15	Morgan Stanley Capital Services	544
Receive	Amlin PLC	4,756	0.50%		19	4/15/15	Morgan Stanley Capital Services	1,230
Receive	Amlin PLC	2,168	0.50%		9	4/15/15	Morgan Stanley Capital Services	561

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Amlin PLC	2,493	0.50%	GBP	10	4/15/15	Morgan Stanley Capital Services	645
Receive	Amlin PLC	2,461	0.50%		10	4/15/15	Morgan Stanley Capital Services	636
Receive	Amlin PLC	2,644	0.50%		11	4/15/15	Morgan Stanley Capital Services	684
Receive	Amlin PLC	1,125	0.50%		5	4/15/15	Morgan Stanley Capital Services	291
Receive	Amlin PLC	1,209	0.50%		5	4/15/15	Morgan Stanley Capital Services	313
Receive	Amlin PLC	2,286	0.50%		9	4/15/15	Morgan Stanley Capital Services	591
Receive	Amlin PLC	3,516	0.50%		14	4/15/15	Morgan Stanley Capital Services	909
Receive	Amlin PLC	524	0.50%		2	4/15/15	Morgan Stanley Capital Services	136
Receive	Amlin PLC	2,068	0.50%		8	4/15/15	Morgan Stanley Capital Services	535
Receive	Amlin PLC	586	0.50%		2	4/15/15	Morgan Stanley Capital Services	152
Receive	Anadarko Petroleum Corp.	1,642	0.35%	USD	157	4/15/15	Morgan Stanley Capital Services	(887)
Receive	Anheuser-Busch Inbev NV	637	0.50%	EUR	47	4/15/15	Morgan Stanley Capital Services	2,819
Receive	Anheuser-Busch Inbev NV	640	0.50%		47	4/15/15	Morgan Stanley Capital Services	2,833
Receive	Applied Materials, Inc.	7,557	0.35%	USD	135	4/15/15	Morgan Stanley Capital Services	227
Receive	Archer-Daniels-Midland Co.	2,760	0.35%		102	4/15/15	Morgan Stanley Capital Services	11,261
Receive	Archer-Daniels-Midland Co.	1,445	0.35%		53	4/15/15	Morgan Stanley Capital Services	5,896

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Arm Holdings PLC	791	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	(517)
Receive	Arm Holdings PLC	1,421	0.50%		14	4/15/15	Morgan Stanley Capital Services	(928)
Receive	Arm Holdings PLC	1,168	0.50%		12	4/15/15	Morgan Stanley Capital Services	(763)
Receive	Arm Holdings PLC	1,197	0.50%		12	4/15/15	Morgan Stanley Capital Services	(782)
Receive	Arm Holdings PLC	3,236	0.50%		33	4/15/15	Morgan Stanley Capital Services	(2,113)
Receive	Asos PLC	149	0.50%		8	4/15/15	Morgan Stanley Capital Services	1,265
Receive	Asos PLC	628	0.50%		32	4/15/15	Morgan Stanley Capital Services	5,333
Receive	Asos PLC	187	0.50%		10	4/15/15	Morgan Stanley Capital Services	1,588
Receive	Assurant, Inc.	3,228	0.35%	USD	185	4/15/15	Morgan Stanley Capital Services	3,486
Receive	Astrazeneca PLC	1,409	0.50%	GBP	45	4/15/15	Morgan Stanley Capital Services	2,683
Receive	Astrazeneca PLC	243	0.50%		8	4/15/15	Morgan Stanley Capital Services	463
Receive	Astrazeneca PLC	635	0.50%		20	4/15/15	Morgan Stanley Capital Services	1,209
Receive	Astrazeneca PLC	260	0.50%		8	4/15/15	Morgan Stanley Capital Services	495
Receive	ASX Ltd.	2,864	0.53%	AUD	99	4/15/15	Morgan Stanley Capital Services	5,526
Receive	Atlas Copco AB	2,898	0.51%	SEK	552	4/15/15	Morgan Stanley Capital Services	(4,945)
Receive	Aurizon Holdings Ltd.	21,219	0.53%	AUD	100	4/15/15	Morgan Stanley Capital Services	1,593

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Aurizon Holdings Ltd.	5,235	0.53%	AUD	25		4/15/15	Morgan Stanley Capital Services	393
Receive	Azimut Holding SpA	2,710	0.50%	EUR	51		4/15/15	Morgan Stanley Capital Services	(135)
Receive	Babcock International Group PLC	6,936	0.50%	GBP	82		4/15/15	Morgan Stanley Capital Services	9,604
Receive	Babcock International Group PLC	629	0.50%		7		4/15/15	Morgan Stanley Capital Services	871
Receive	Babcock International Group PLC	795	0.50%		9		4/15/15	Morgan Stanley Capital Services	1,101
Receive	BAE Systems PLC	2,651	0.50%		12		4/15/15	Morgan Stanley Capital Services	669
Receive	BAE Systems PLC	8,369	0.50%		37		4/15/15	Morgan Stanley Capital Services	2,112
Receive	BAE Systems PLC	7,093	0.50%		31		4/15/15	Morgan Stanley Capital Services	1,790
Receive	BAE Systems PLC	2,545	0.50%		11		4/15/15	Morgan Stanley Capital Services	642
Receive	BAE Systems PLC	1,874	0.50%		8		4/15/15	Morgan Stanley Capital Services	473
Receive	BAE Systems PLC	2,365	0.50%		10		4/15/15	Morgan Stanley Capital Services	597
Receive	Banco Bilbao Vizcaya Argentaria SA	14,852	0.50%	EUR	135		4/15/15	Morgan Stanley Capital Services	(9,164)
Receive	Banco Bilbao Vizcaya Argentaria SA	1,780	0.50%		16		4/15/15	Morgan Stanley Capital Services	(1,098)
Receive	Banco Bilbao Vizcaya Argentaria SA	202	0.63%		—	*	4/15/15	Morgan Stanley Capital Services	2,361
Receive	Barclays PLC	29,971	0.50%	GBP	84		4/15/15	Morgan Stanley Capital Services	(8,452)
Receive	Beiersdorf Ag	1,683	0.50%	EUR	116		4/15/15	Morgan Stanley Capital Services	2,808

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Bellway PLC	3,065	1.02%	GBP	47	4/15/15	Morgan Stanley Capital Services	(1,274)
Receive	Bellway PLC	490	1.02%		7	4/15/15	Morgan Stanley Capital Services	(180)
Receive	Berkeley Group Holdings PLC	2,291	1.02%		55	4/15/15	Morgan Stanley Capital Services	(1,846)
Receive	Boeing Co. (The)	818	0.35%	USD	97	4/15/15	Morgan Stanley Capital Services	10,078
Receive	Boeing Co. (The)	679	0.35%		80	4/15/15	Morgan Stanley Capital Services	8,365
Receive	Bombardier, Inc.	18,746	1.68%	CAD	93	4/15/15	Morgan Stanley Capital Services	(3,236)
Receive	Bombardier, Inc.	3,942	1.78%		20	4/15/15	Morgan Stanley Capital Services	(681)
Receive	Boral Ltd.	29,146	0.53%	AUD	139	4/15/15	Morgan Stanley Capital Services	4,598
Receive	Boral Ltd.	1,190	0.53%		6	4/15/15	Morgan Stanley Capital Services	188
Receive	Brambles Ltd.	13,948	0.53%		130	4/15/15	Morgan Stanley Capital Services	(24)
Receive	Brambles Ltd.	1,273	0.53%		12	4/15/15	Morgan Stanley Capital Services	(2)
Receive	British American Tobacco PLC	2,609	0.50%	GBP	84	4/15/15	Morgan Stanley Capital Services	9,201
Receive	British American Tobacco PLC	280	0.50%		9	4/15/15	Morgan Stanley Capital Services	988
Receive	British American Tobacco PLC	478	0.50%		15	4/15/15	Morgan Stanley Capital Services	1,686
Receive	British American Tobacco PLC	353	0.50%		11	4/15/15	Morgan Stanley Capital Services	1,245
Receive	British Sky Broadcasting Group PLC	8,279	0.50%		72	4/15/15	Morgan Stanley Capital Services	8,306

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	British Sky Broadcasting Group PLC	1,068	0.50%	GBP	9	4/15/15	Morgan Stanley Capital Services	1,071
Receive	British Sky Broadcasting Group PLC	4,667	0.50%		41	4/15/15	Morgan Stanley Capital Services	4,682
Receive	British Sky Broadcasting Group PLC	949	0.50%		8	4/15/15	Morgan Stanley Capital Services	952
Receive	Brocade Communications Systems, Inc.	12,522	1.00%	USD	105	4/15/15	Morgan Stanley Capital Services	(4,125)
Receive	BT Group PLC	27,818	0.50%	GBP	99	4/15/15	Morgan Stanley Capital Services	10,242
Receive	BT Group PLC	2,524	0.50%		9	4/15/15	Morgan Stanley Capital Services	929
Receive	BT Group PLC	3,186	0.50%		11	4/15/15	Morgan Stanley Capital Services	1,173
Receive	Bunge Ltd.	1,908	0.35%	USD	150	4/15/15	Morgan Stanley Capital Services	6,602
Receive	Burberry Group PLC	394	0.50%	GBP	6	4/15/15	Morgan Stanley Capital Services	433
Receive	Burberry Group PLC	2,638	0.50%		39	4/15/15	Morgan Stanley Capital Services	2,901
Receive	Burberry Group PLC	1,813	0.50%		27	4/15/15	Morgan Stanley Capital Services	1,994
Receive	Burberry Group PLC	493	0.50%		7	4/15/15	Morgan Stanley Capital Services	542
Receive	Calsonic Kansei Corp.	16,000	0.50%	JPY	8,208	4/15/15	Morgan Stanley Capital Services	(6,550)
Receive	Calsonic Kansei Corp.	17,000	0.50%		8,721	4/15/15	Morgan Stanley Capital Services	(6,959)
Receive	Camden Property Trust	2,117	0.35%	USD	136	4/15/15	Morgan Stanley Capital Services	(529)
Receive	Canadian Oil Sands Ltd.	9,734	1.28%	CAD	197	4/15/15	Morgan Stanley Capital Services	373

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Canadian Pacific Railway Ltd.	200	1.78%	CAD	27	4/15/15	Morgan Stanley Capital Services	2,893
Receive	Canadian Pacific Railway Ltd.	1,228	1.68%		165	4/15/15	Morgan Stanley Capital Services	17,761
Receive	Canadian Tire Corp., Ltd.	2,151	1.78%		201	4/15/15	Morgan Stanley Capital Services	6,498
Receive	Cap Gemini SA	1,979	0.50%	EUR	89	4/15/15	Morgan Stanley Capital Services	8,959
Receive	Cap Gemini SA	490	0.50%		22	4/15/15	Morgan Stanley Capital Services	2,218
Receive	Capitaland Ltd.	43,000	0.50%	SGD	135	4/15/15	Morgan Stanley Capital Services	(958)
Receive	Carsales.Com Ltd.	18,454	0.53%	AUD	199	4/15/15	Morgan Stanley Capital Services	(5,117)
Receive	Carter’s, Inc.	1,780	0.35%	USD	130	4/15/15	Morgan Stanley Capital Services	(7,405)
Receive	Catlin Group Ltd.	4,462	0.50%	GBP	22	4/15/15	Morgan Stanley Capital Services	1,120
Receive	Catlin Group Ltd.	872	0.50%		4	4/15/15	Morgan Stanley Capital Services	219
Receive	Catlin Group Ltd.	2,530	0.50%		13	4/15/15	Morgan Stanley Capital Services	635
Receive	Catlin Group Ltd.	927	0.50%		5	4/15/15	Morgan Stanley Capital Services	233
Receive	Catlin Group Ltd.	5,034	0.50%		25	4/15/15	Morgan Stanley Capital Services	1,263
Receive	Catlin Group Ltd.	996	0.50%		5	4/15/15	Morgan Stanley Capital Services	250
Receive	Catlin Group Ltd.	1,345	0.50%		7	4/15/15	Morgan Stanley Capital Services	337
Receive	Catlin Group Ltd.	1,697	0.50%		8	4/15/15	Morgan Stanley Capital Services	426

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Celgene Corp.	590	0.35%	USD	92	4/15/15	Morgan Stanley Capital Services	(3,988)
Receive	Celgene Corp.	362	0.35%		56	4/15/15	Morgan Stanley Capital Services	(2,447)
Receive	Celgene Corp.	201	1.00%		32	4/15/15	Morgan Stanley Capital Services	(2,259)
Receive	Centrica PLC	2,139	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	(520)
Receive	Centrica PLC	23,584	0.50%		87	4/15/15	Morgan Stanley Capital Services	(5,735)
Receive	Centrica PLC	2,700	0.50%		10	4/15/15	Morgan Stanley Capital Services	(657)
Receive	CF Industries Holdings, Inc.	406	0.35%	USD	83	4/15/15	Morgan Stanley Capital Services	4,239
Receive	Check Point Software Technologies Ltd.	1,907	0.35%		110	4/15/15	Morgan Stanley Capital Services	439
Receive	Check Point Software Technologies Ltd.	583	0.35%		34	4/15/15	Morgan Stanley Capital Services	134
Receive	Check Point Software Technologies Ltd.	476	1.00%		28	4/15/15	Morgan Stanley Capital Services	(139)
Receive	China Gas Holdings Ltd.	124,000	0.50%	HKD	1,022	4/15/15	Morgan Stanley Capital Services	6,507
Receive	China Mengniu Dairy Co., Ltd.	23,000	0.50%		826	4/15/15	Morgan Stanley Capital Services	(5,326)
Receive	China Railway Construction Corp., Ltd.	66,500	0.50%		563	4/15/15	Morgan Stanley Capital Services	374
Receive	Chubb Corp. (The)	1,535	0.35%	USD	138	4/15/15	Morgan Stanley Capital Services	3,561
Receive	Chubb Corp. (The)	449	0.35%		40	4/15/15	Morgan Stanley Capital Services	1,042
Receive	Chubu Electric Power Co, Inc.	18,500	0.50%	JPY	26,344	4/15/15	Morgan Stanley Capital Services	5,943

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Cie De St-Gobain	2,199	0.50%	EUR	83	4/15/15	Morgan Stanley Capital Services	2,298
Receive	Cineplex, Inc.	5,238	1.68%	CAD	207	4/15/15	Morgan Stanley Capital Services	12,057
Receive	Cineplex, Inc.	804	1.78%		32	4/15/15	Morgan Stanley Capital Services	1,851
Receive	Clorox Co. (The)	2,562	0.35%	USD	215	4/15/15	Morgan Stanley Capital Services	16,371
Receive	Coca-Cola Enterprises, Inc.	4,184	0.35%		169	4/15/15	Morgan Stanley Capital Services	5,146
Receive	Colgate-Palmolive Co.	3,050	0.35%		187	4/15/15	Morgan Stanley Capital Services	10,675
Receive	Colgate-Palmolive Co.	1,071	0.35%		66	4/15/15	Morgan Stanley Capital Services	3,749
Receive	Commonwealth Bank of Australia	2,153	0.53%	AUD	157	4/15/15	Morgan Stanley Capital Services	6,453
Receive	Commonwealth Bank of Australia	45	0.53%		3	4/15/15	Morgan Stanley Capital Services	135
Receive	Concho Resources, Inc.	740	0.35%	USD	82	4/15/15	Morgan Stanley Capital Services	(592)
Receive	Constellation Brands, Inc.	2,860	0.35%		178	4/15/15	Morgan Stanley Capital Services	8,580
Receive	Constellation Software, Inc./Canada	524	1.78%	CAD	96	4/15/15	Morgan Stanley Capital Services	3,237
Receive	Continental Resources, Inc./OK	975	0.35%	USD	111	4/15/15	Morgan Stanley Capital Services	536
Receive	Copa Holdings SA	971	0.35%		142	4/15/15	Morgan Stanley Capital Services	3,204
Receive	CR Bard, Inc.	1,421	0.35%		168	4/15/15	Morgan Stanley Capital Services	25,237
Receive	CSX Corp.	3,417	0.35%		89	4/15/15	Morgan Stanley Capital Services	(137)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DAI Nippon Printing Co., Ltd.	6,000	0.50%	JPY	6,324	4/15/15	Morgan Stanley Capital Services	(1,278)
Receive	Dai Nippon Printing Co., Ltd.	11,000	0.50%		11,594	4/15/15	Morgan Stanley Capital Services	(2,343)
Receive	Danaher Corp.	2,423	0.35%	USD	167	4/15/15	Morgan Stanley Capital Services	7,439
Receive	Davis + Henderson Corp.	2,607	0.88%	CAD	68	4/15/15	Morgan Stanley Capital Services	1,650
Receive	Davis + Henderson Corp.	2,585	1.78%		68	4/15/15	Morgan Stanley Capital Services	1,636
Receive	Deere & Co.	1,946	0.35%	USD	160	4/15/15	Morgan Stanley Capital Services	(1,012)
Receive	Deere & Co.	141	0.35%		12	4/15/15	Morgan Stanley Capital Services	(73)
Receive	Derwent London PLC	304	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	(154)
Receive	Derwent London PLC	356	0.50%		9	4/15/15	Morgan Stanley Capital Services	(180)
Receive	Derwent London PLC	1,772	0.50%		45	4/15/15	Morgan Stanley Capital Services	(896)
Receive	Derwent London PLC	38	0.50%		1	4/15/15	Morgan Stanley Capital Services	(19)
Receive	Derwent London PLC	224	0.50%		6	4/15/15	Morgan Stanley Capital Services	(113)
Receive	Derwent London PLC	283	0.50%		7	4/15/15	Morgan Stanley Capital Services	(143)
Receive	Deutsche Post AG	4,844	0.50%	EUR	117	4/15/15	Morgan Stanley Capital Services	4,657
Receive	Deutsche Post AG	400	0.50%		10	4/15/15	Morgan Stanley Capital Services	385
Receive	Deutsche Telekom AG	10,775	0.50%		126	4/15/15	Morgan Stanley Capital Services	(2,061)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Deutsche Telekom AG	610	0.50%	EUR	7	4/15/15	Morgan Stanley Capital Services	(117)
Receive	Diageo PLC	413	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	352
Receive	Diageo PLC	4,559	0.50%		88	4/15/15	Morgan Stanley Capital Services	3,883
Receive	Diageo PLC	522	0.50%		10	4/15/15	Morgan Stanley Capital Services	445
Receive	Dish Network Corp.	3,840	0.35%	USD	185	4/15/15	Morgan Stanley Capital Services	230
Receive	Dover Corp.	1,762	0.35%		158	4/15/15	Morgan Stanley Capital Services	4,053
Receive	Dover Corp.	99	0.35%		9	4/15/15	Morgan Stanley Capital Services	228
Receive	Dril-Quip, Inc.	1,299	0.35%		153	4/15/15	Morgan Stanley Capital Services	(390)
Receive	DTE Energy Co.	2,666	0.35%		175	4/15/15	Morgan Stanley Capital Services	9,144
Receive	Duluxgroup Ltd.	31,193	0.53%	AUD	159	4/15/15	Morgan Stanley Capital Services	1,543
Receive	Duluxgroup Ltd.	6,173	0.53%		31	4/15/15	Morgan Stanley Capital Services	305
Receive	East Japan Railway Co.	2,400	0.50%	JPY	20,472	4/15/15	Morgan Stanley Capital Services	293
Receive	East Japan Railway Co.	1,000	0.50%		8,530	4/15/15	Morgan Stanley Capital Services	122
Receive	Electrocomponents PLC	30,920	0.50%	GBP	84	4/15/15	Morgan Stanley Capital Services	12,673
Receive	Electrocomponents PLC	2,773	0.50%		8	4/15/15	Morgan Stanley Capital Services	1,137
Receive	Electrocomponents PLC	3,136	0.50%		9	4/15/15	Morgan Stanley Capital Services	1,285

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Electronic Arts, Inc.	4,614	0.35%	USD	111	4/15/15	Morgan Stanley Capital Services	10,520
Receive	Elementis PLC	2,413	0.50%	GBP	6	4/15/15	Morgan Stanley Capital Services	812
Receive	Elementis PLC	3,390	0.50%		8	4/15/15	Morgan Stanley Capital Services	1,141
Receive	Elementis PLC	1,443	0.50%		3	4/15/15	Morgan Stanley Capital Services	486
Receive	Elementis PLC	1,495	0.50%		4	4/15/15	Morgan Stanley Capital Services	503
Receive	Elementis PLC	2,193	0.50%		5	4/15/15	Morgan Stanley Capital Services	738
Receive	Elementis PLC	3,234	0.50%		8	4/15/15	Morgan Stanley Capital Services	1,089
Receive	Elementis PLC	1,172	0.50%		3	4/15/15	Morgan Stanley Capital Services	395
Receive	Elementis PLC	1,757	0.50%		4	4/15/15	Morgan Stanley Capital Services	592
Receive	Elementis PLC	1,443	0.50%		3	4/15/15	Morgan Stanley Capital Services	486
Receive	Elementis PLC	1,568	0.50%		4	4/15/15	Morgan Stanley Capital Services	528
Receive	Elementis PLC	1,757	0.50%		4	4/15/15	Morgan Stanley Capital Services	592
Receive	Elementis PLC	1,692	0.50%		4	4/15/15	Morgan Stanley Capital Services	570
Receive	Elementis PLC	1,456	0.50%		3	4/15/15	Morgan Stanley Capital Services	490
Receive	Elementis PLC	741	0.50%		2	4/15/15	Morgan Stanley Capital Services	249
Receive	Elementis PLC	2,290	0.50%		5	4/15/15	Morgan Stanley Capital Services	771

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Elementis PLC	1,519	0.50%	GBP	4	4/15/15	Morgan Stanley Capital Services	511
Receive	Elementis PLC	2,496	0.50%		6	4/15/15	Morgan Stanley Capital Services	840
Receive	Expeditors International of Washington I	3,917	0.35%	USD	169	4/15/15	Morgan Stanley Capital Services	8,382
Receive	Experian PLC	611	0.50%	GBP	7	4/15/15	Morgan Stanley Capital Services	869
Receive	Experian PLC	6,640	0.50%		78	4/15/15	Morgan Stanley Capital Services	9,445
Receive	Experian PLC	868	0.50%		10	4/15/15	Morgan Stanley Capital Services	1,235
Receive	Ferrovial SA	9,423	0.50%	EUR	128	4/15/15	Morgan Stanley Capital Services	5,364
Receive	Finmeccanica SpA	12,610	0.50%		69	4/15/15	Morgan Stanley Capital Services	(1,846)
Receive	Finmeccanica SpA	2,656	0.50%		15	4/15/15	Morgan Stanley Capital Services	(389)
Receive	Fiserv, Inc.	1,634	0.35%	USD	167	4/15/15	Morgan Stanley Capital Services	4,559
Receive	Fiserv, Inc.	171	0.35%		17	4/15/15	Morgan Stanley Capital Services	477
Receive	Flight Centre Ltd.	4,360	0.53%	AUD	215	4/15/15	Morgan Stanley Capital Services	10,765
Receive	Flight Centre Ltd.	441	0.53%		22	4/15/15	Morgan Stanley Capital Services	1,089
Receive	Fresnillo PLC	4,070	0.50%	GBP	39	4/15/15	Morgan Stanley Capital Services	1,434
Receive	Fresnillo PLC	355	0.50%		3	4/15/15	Morgan Stanley Capital Services	125
Receive	Fresnillo PLC	291	0.50%		3	4/15/15	Morgan Stanley Capital Services	102

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Fuji Electric Co., Ltd.	17,000	0.50%	JPY	7,004	4/15/15	Morgan Stanley Capital Services	4,980
Receive	Fuji Electric Co., Ltd.	14,000	0.50%		5,768	4/15/15	Morgan Stanley Capital Services	4,101
Receive	Fuji Heavy Industries Ltd.	6,000	0.50%		16,890	4/15/15	Morgan Stanley Capital Services	(7,719)
Receive	Fujifilm Holdings Corp.	9,800	0.50%		22,707	4/15/15	Morgan Stanley Capital Services	8,822
Receive	Fujifilm Holdings Corp.	1,500	0.50%		3,476	4/15/15	Morgan Stanley Capital Services	1,350
Receive	Fujikura Ltd.	25,000	0.50%		10,050	4/15/15	Morgan Stanley Capital Services	11,872
Receive	Fujikura Ltd.	7,000	0.50%		2,814	4/15/15	Morgan Stanley Capital Services	3,324
Receive	Galaxy Entertainment Group Ltd.	18,000	0.50%	HKD	1,056	4/15/15	Morgan Stanley Capital Services	(1,799)
Receive	GameSA Corp. Tecnologica SA	5,751	0.50%	EUR	42	4/15/15	Morgan Stanley Capital Services	(1,776)
Receive	GameSA Corp. Tecnologica SA	2,740	0.50%		20	4/15/15	Morgan Stanley Capital Services	(846)
Receive	Gamestop Corp.	1,750	0.35%	USD	90	4/15/15	Morgan Stanley Capital Services	6,160
Receive	Gap, Inc. (The)	3,113	0.35%		115	4/15/15	Morgan Stanley Capital Services	623
Receive	Gas Natural Sdg SA	7,669	0.50%	EUR	128	4/15/15	Morgan Stanley Capital Services	7,357
Receive	GDF Suez	3,654	0.50%		71	4/15/15	Morgan Stanley Capital Services	(5,688)
Receive	Genworth Mi Canada, Inc.	6,067	0.88%	CAD	184	4/15/15	Morgan Stanley Capital Services	14,605
Receive	GKN PLC	2,146	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	(18)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	GKN PLC	24,220	0.50%	GBP	89	4/15/15	Morgan Stanley Capital Services	(198)
Receive	GKN PLC	2,152	0.50%		8	4/15/15	Morgan Stanley Capital Services	(18)
Receive	Glaxosmithkline PLC	4,813	0.50%		76	4/15/15	Morgan Stanley Capital Services	5,337
Receive	Glaxosmithkline PLC	437	0.50%		7	4/15/15	Morgan Stanley Capital Services	485
Receive	Glaxosmithkline PLC	552	0.50%		9	4/15/15	Morgan Stanley Capital Services	612
Receive	Go-Ahead Group PLC	4,042	0.50%		67	4/15/15	Morgan Stanley Capital Services	1,113
Receive	Go-Ahead Group PLC	480	0.50%		8	4/15/15	Morgan Stanley Capital Services	132
Receive	Go-Ahead Group PLC	1,250	0.50%		21	4/15/15	Morgan Stanley Capital Services	344
Receive	Go-Ahead Group PLC	288	0.50%		5	4/15/15	Morgan Stanley Capital Services	79
Receive	Go-Ahead Group PLC	318	0.50%		5	4/15/15	Morgan Stanley Capital Services	88
Receive	Goodman Group	32,231	0.53%	AUD	160	4/15/15	Morgan Stanley Capital Services	3,239
Receive	Goodman Group	7,891	0.53%		39	4/15/15	Morgan Stanley Capital Services	793
Receive	Goodyear Tire & Rubber Co. (The)	6,697	0.35%	USD	150	4/15/15	Morgan Stanley Capital Services	(9,108)
Receive	Goodyear Tire & Rubber Co. (The)	1,146	0.35%		26	4/15/15	Morgan Stanley Capital Services	(1,559)
Receive	Great Eastern Holdings Ltd.	17,700	0.50%	SGD	307	4/15/15	Morgan Stanley Capital Services	11,119
Receive	Great Eastern Holdings Ltd.	2,000	0.50%		35	4/15/15	Morgan Stanley Capital Services	1,256

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Great-West Lifeco, Inc.	5,221	1.68%	CAD	158	4/15/15	Morgan Stanley Capital Services	9,764
Receive	Great-West Lifeco, Inc.	1,098	1.78%		33	4/15/15	Morgan Stanley Capital Services	2,054
Receive	Guangdong Investment Ltd.	154,000	0.50%	HKD	1,058	4/15/15	Morgan Stanley Capital Services	(3,891)
Receive	Gulfport Energy Corp.	1,310	0.35%	USD	89	4/15/15	Morgan Stanley Capital Services	(12,118)
Receive	Hanesbrands, Inc.	1,698	0.35%		103	4/15/15	Morgan Stanley Capital Services	12,922
Receive	Hanesbrands, Inc.	1,483	0.35%		90	4/15/15	Morgan Stanley Capital Services	11,286
Receive	Harris Corp.	2,440	0.35%		144	4/15/15	Morgan Stanley Capital Services	7,296
Receive	Harris Corp.	588	0.35%		35	4/15/15	Morgan Stanley Capital Services	1,758
Receive	Harvey Norman Holdings Ltd.	22,501	0.53%	AUD	71	4/15/15	Morgan Stanley Capital Services	2,036
Receive	Harvey Norman Holdings Ltd.	7,620	0.53%		24	4/15/15	Morgan Stanley Capital Services	690
Receive	Hays PLC	5,965	0.50%	GBP	7	4/15/15	Morgan Stanley Capital Services	208
Receive	Hays PLC	3,848	0.50%		5	4/15/15	Morgan Stanley Capital Services	134
Receive	Hays PLC	61,898	0.50%		76	4/15/15	Morgan Stanley Capital Services	2,163
Receive	Hays PLC	7,526	0.50%		9	4/15/15	Morgan Stanley Capital Services	263
Receive	Hershey Co. (The)	1,416	0.35%	USD	132	4/15/15	Morgan Stanley Capital Services	8,510
Receive	Hershey Co. (The)	522	0.35%		49	4/15/15	Morgan Stanley Capital Services	3,137

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Hershey Co. (The)	727	0.35%	USD	68	4/15/15	Morgan Stanley Capital Services	4,369
Receive	Hino Motors Ltd.	16,000	0.50%	JPY	22,928	4/15/15	Morgan Stanley Capital Services	(7,101)
Receive	Hitachi Ltd.	22,000	0.50%		13,750	4/15/15	Morgan Stanley Capital Services	14,057
Receive	Hitachi Ltd.	5,000	0.50%		3,125	4/15/15	Morgan Stanley Capital Services	3,195
Receive	Hospira, Inc.	3,267	0.35%	USD	134	4/15/15	Morgan Stanley Capital Services	(1,274)
Receive	Howden Joinery Group PLC	9,767	0.50%	GBP	30	4/15/15	Morgan Stanley Capital Services	1,964
Receive	Howden Joinery Group PLC	2,420	0.50%		8	4/15/15	Morgan Stanley Capital Services	487
Receive	Howden Joinery Group PLC	4,421	0.50%		14	4/15/15	Morgan Stanley Capital Services	889
Receive	Howden Joinery Group PLC	14,867	0.50%		46	4/15/15	Morgan Stanley Capital Services	2,990
Receive	Howden Joinery Group PLC	2,820	0.50%		9	4/15/15	Morgan Stanley Capital Services	567
Receive	Huaneng Renewables Corp., Ltd.	450,000	0.50%	HKD	1,337	4/15/15	Morgan Stanley Capital Services	1,073
Receive	Humana, Inc.	1,273	0.35%	USD	121	4/15/15	Morgan Stanley Capital Services	(3,399)
Receive	Huntsman Corp.	6,361	0.35%		137	4/15/15	Morgan Stanley Capital Services	10,877
Receive	Hysan Development Co., Ltd.	36,000	0.50%	HKD	1,278	4/15/15	Morgan Stanley Capital Services	3,562
Receive	Idemitsu Kosan Co., Ltd.	2,900	0.50%	JPY	24,447	4/15/15	Morgan Stanley Capital Services	(5,853)
Receive	IG Group Holdings PLC	903	1.02%	GBP	6	4/15/15	Morgan Stanley Capital Services	49

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	IG Group Holdings PLC	12,359	1.02%	GBP	75	4/15/15	Morgan Stanley Capital Services	614
Receive	Imi PLC	513	0.50%		8	4/15/15	Morgan Stanley Capital Services	151
Receive	IMI PLC	5,980	0.50%		90	4/15/15	Morgan Stanley Capital Services	1,758
Receive	IMI PLC	324	0.50%		5	4/15/15	Morgan Stanley Capital Services	95
Receive	Industrial-Alliance Life Insurance Co.	4,502	0.88%	CAD	201	4/15/15	Morgan Stanley Capital Services	8,679
Receive	ING Groep NV	10,427	0.50%	EUR	95	4/15/15	Morgan Stanley Capital Services	3,106
Receive	ING Groep NV	3,550	0.50%		32	4/15/15	Morgan Stanley Capital Services	1,058
Receive	Insurance Australia Group Ltd.	25,593	0.53%	AUD	151	4/15/15	Morgan Stanley Capital Services	6,503
Receive	International Flavors & Fragrances, Inc.	2,645	0.35%	USD	212	4/15/15	Morgan Stanley Capital Services	6,427
Receive	Intesa Sanpaolo SpA	45,693	0.50%	EUR	81	4/15/15	Morgan Stanley Capital Services	3,797
Receive	Intime Retail Group Co., Ltd.	97,000	0.50%	HKD	789	4/15/15	Morgan Stanley Capital Services	13,745
Receive	Investec PLC	983	0.50%	GBP	4	4/15/15	Morgan Stanley Capital Services	121
Receive	Investec PLC	1,945	0.50%		8	4/15/15	Morgan Stanley Capital Services	239
Receive	Investec PLC	4,896	0.50%		21	4/15/15	Morgan Stanley Capital Services	601
Receive	Investec PLC	4,003	0.50%		17	4/15/15	Morgan Stanley Capital Services	492
Receive	Investec PLC	1,226	0.50%		5	4/15/15	Morgan Stanley Capital Services	151

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Investor AB	3,162	1.71%	SEK	644	4/15/15	Morgan Stanley Capital Services	1,983
Receive	ITV PLC	4,417	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	262
Receive	ITV PLC	48,684	0.50%		91	4/15/15	Morgan Stanley Capital Services	2,883
Receive	ITV PLC	5,573	0.50%		10	4/15/15	Morgan Stanley Capital Services	330
Receive	Izumi Co., Ltd.	3,200	0.50%	JPY	9,920	4/15/15	Morgan Stanley Capital Services	3,191
Receive	J Sainsbury PLC	2,408	0.50%	GBP	10	4/15/15	Morgan Stanley Capital Services	(31)
Receive	J Sainsbury PLC	3,039	0.50%		12	4/15/15	Morgan Stanley Capital Services	(39)
Receive	J Sainsbury PLC	26,546	0.50%		105	4/15/15	Morgan Stanley Capital Services	(337)
Receive	Jabil Circuit, Inc.	8,487	0.35%	USD	184	4/15/15	Morgan Stanley Capital Services	(7,129)
Receive	Japan Tobacco, Inc.	7,100	0.50%	JPY	24,992	4/15/15	Morgan Stanley Capital Services	2,740
Receive	Jb Hi-Fi Ltd.	10,615	0.53%	AUD	225	4/15/15	Morgan Stanley Capital Services	5,958
Receive	Jb Hi-Fi Ltd.	648	0.53%		14	4/15/15	Morgan Stanley Capital Services	364
Receive	Jean Coutu Group Pjc, Inc. (The)	8,080	1.28%	CAD	148	4/15/15	Morgan Stanley Capital Services	1,007
Receive	Jean Coutu Group Pjc, Inc. (The)	1,178	1.78%		22	4/15/15	Morgan Stanley Capital Services	147
Receive	JFE Holdings, Inc.	3,100	0.50%	JPY	7,772	4/15/15	Morgan Stanley Capital Services	(8,559)
Receive	JFE Holdings, Inc.	2,100	0.50%		5,265	4/15/15	Morgan Stanley Capital Services	(5,798)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Johnson Controls, Inc.	3,039	0.35%	USD	127	4/15/15	Morgan Stanley Capital Services	13,524
Receive	Johnson Matthey PLC	357	0.50%	GBP	11	4/15/15	Morgan Stanley Capital Services	134
Receive	Johnson Matthey PLC	971	0.50%		29	4/15/15	Morgan Stanley Capital Services	363
Receive	Johnson Matthey PLC	2,443	0.50%		73	4/15/15	Morgan Stanley Capital Services	914
Receive	Johnson Matthey PLC	22	0.50%		1	4/15/15	Morgan Stanley Capital Services	8
Receive	Johnson Matthey PLC	279	0.50%		8	4/15/15	Morgan Stanley Capital Services	104
Receive	Jpmorgan Chase & Co	2,178	0.35%	USD	114	4/15/15	Morgan Stanley Capital Services	(1,677)
Receive	Kandenko Co., Ltd.	13,000	0.50%	JPY	7,826	4/15/15	Morgan Stanley Capital Services	2,555
Receive	Kandenko Co., Ltd.	9,000	0.50%		5,418	4/15/15	Morgan Stanley Capital Services	1,769
Receive	KBC Groep NV	3,102	0.50%	EUR	122	4/15/15	Morgan Stanley Capital Services	2,996
Receive	Kering	582	0.50%		97	4/15/15	Morgan Stanley Capital Services	(106)
Receive	Kering	30	0.50%		5	4/15/15	Morgan Stanley Capital Services	(5)
Receive	Kintetsu Corp.	30,000	0.50%	JPY	10,890	4/15/15	Morgan Stanley Capital Services	(345)
Receive	Kissei Pharmaceutical Co., Ltd.	7,600	0.50%		17,290	4/15/15	Morgan Stanley Capital Services	102
Receive	Kissei Pharmaceutical Co., Ltd.	1,800	0.50%		4,095	4/15/15	Morgan Stanley Capital Services	24
Receive	Kla-Tencor Corp.	2,346	0.35%	USD	145	4/15/15	Morgan Stanley Capital Services	8,563

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Kla-Tencor Corp.	525	0.35%	USD	33	4/15/15	Morgan Stanley Capital Services	1,916
Receive	Konica Minolta, Inc.	21,000	0.50%	JPY	17,430	4/15/15	Morgan Stanley Capital Services	(3,360)
Receive	Kroger Co. (The)	4,638	0.35%	USD	190	4/15/15	Morgan Stanley Capital Services	8,488
Receive	Kurita Water Industries Ltd.	4,000	0.50%	JPY	8,196	4/15/15	Morgan Stanley Capital Services	3,944
Receive	Kurita Water Industries Ltd.	2,000	0.50%		4,098	4/15/15	Morgan Stanley Capital Services	1,972
Receive	Lancashire Holdings Ltd.	706	0.50%	GBP	5	4/15/15	Morgan Stanley Capital Services	402
Receive	Lancashire Holdings Ltd.	865	0.50%		7	4/15/15	Morgan Stanley Capital Services	492
Receive	Lancashire Holdings Ltd.	554	0.50%		4	4/15/15	Morgan Stanley Capital Services	315
Receive	Lancashire Holdings Ltd.	559	0.50%		4	4/15/15	Morgan Stanley Capital Services	318
Receive	Lancashire Holdings Ltd.	808	0.50%		6	4/15/15	Morgan Stanley Capital Services	460
Receive	Lancashire Holdings Ltd.	373	0.50%		3	4/15/15	Morgan Stanley Capital Services	212
Receive	Lancashire Holdings Ltd.	4,623	0.50%		36	4/15/15	Morgan Stanley Capital Services	2,631
Receive	Lancashire Holdings Ltd.	891	0.50%		7	4/15/15	Morgan Stanley Capital Services	507
Receive	Lanxess AG	1,327	0.50%	EUR	66	4/15/15	Morgan Stanley Capital Services	4,255
Receive	Leighton Holdings Ltd.	10,957	0.53%	AUD	189	4/15/15	Morgan Stanley Capital Services	6,669
Receive	Leighton Holdings Ltd.	473	0.53%		8	4/15/15	Morgan Stanley Capital Services	288

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Linear Technology Corp.	5,947	0.35%	USD	235	4/15/15	Morgan Stanley Capital Services	9,456
Receive	Lloyds Banking Group PLC	73,475	0.50%	GBP	56	4/15/15	Morgan Stanley Capital Services	690
Receive	Lloyds Banking Group PLC	9,812	0.50%		8	4/15/15	Morgan Stanley Capital Services	92
Receive	Lloyds Banking Group PLC	40,860	0.50%		31	4/15/15	Morgan Stanley Capital Services	384
Receive	Lloyds Banking Group PLC	16,325	0.50%		12	4/15/15	Morgan Stanley Capital Services	153
Receive	London Stock Exchange Group PLC	462	0.50%		7	4/15/15	Morgan Stanley Capital Services	143
Receive	London Stock Exchange Group PLC	832	0.50%		13	4/15/15	Morgan Stanley Capital Services	257
Receive	London Stock Exchange Group PLC	582	0.50%		9	4/15/15	Morgan Stanley Capital Services	180
Receive	London Stock Exchange Group PLC	1,174	0.50%		19	4/15/15	Morgan Stanley Capital Services	363
Receive	London Stock Exchange Group PLC	3,084	0.50%		50	4/15/15	Morgan Stanley Capital Services	953
Receive	Lowe’s Cos, Inc.	1,741	0.35%	USD	84	4/15/15	Morgan Stanley Capital Services	2,316
Receive	LPL Financial Holdings, Inc.	3,283	0.35%		127	4/15/15	Morgan Stanley Capital Services	6,993
Receive	Lyondellbasell Industries NV	2,145	0.35%		161	4/15/15	Morgan Stanley Capital Services	(1,266)
Receive	Lyondellbasell Industries NV	226	0.35%		17	4/15/15	Morgan Stanley Capital Services	(133)
Receive	Lyondellbasell Industries NV	527	0.35%		40	4/15/15	Morgan Stanley Capital Services	(311)
Receive	Macy’s, Inc.	3,840	1.00%		169	4/15/15	Morgan Stanley Capital Services	7,994

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Magna International, Inc.	2,945	0.88%	CAD	259	4/15/15	Morgan Stanley Capital Services	1,158
Receive	Mastercard, Inc.	281	0.35%	USD	193	4/15/15	Morgan Stanley Capital Services	8,630
Receive	Mckesson Corp.	852	0.35%		118	4/15/15	Morgan Stanley Capital Services	15,668
Receive	Mckesson Corp.	348	0.35%		48	4/15/15	Morgan Stanley Capital Services	6,400
Receive	Mead Johnson Nutrition Co.	3,029	0.35%		234	4/15/15	Morgan Stanley Capital Services	13,631
Receive	Merck Kgaa	514	0.50%	EUR	59	4/15/15	Morgan Stanley Capital Services	4,968
Receive	Merck Kgaa	60	0.50%		7	4/15/15	Morgan Stanley Capital Services	580
Receive	Methanex Corp.	2,470	1.68%	CAD	140	4/15/15	Morgan Stanley Capital Services	9,049
Receive	Methanex Corp.	424	1.78%		24	4/15/15	Morgan Stanley Capital Services	1,553
Receive	Metlife, Inc.	3,010	0.35%	USD	146	4/15/15	Morgan Stanley Capital Services	(3,100)
Receive	MGM China Holdings Ltd.	86,800	0.50%	HKD	2,435	4/15/15	Morgan Stanley Capital Services	(14,749)
Receive	Michael Page International PLC	1,328	0.50%	GBP	6	4/15/15	Morgan Stanley Capital Services	217
Receive	Michael Page International PLC	919	0.50%		4	4/15/15	Morgan Stanley Capital Services	150
Receive	Michael Page International PLC	756	0.50%		4	4/15/15	Morgan Stanley Capital Services	124
Receive	Michael Page International PLC	358	0.50%		2	4/15/15	Morgan Stanley Capital Services	59
Receive	Michael Page International PLC	401	0.50%		2	4/15/15	Morgan Stanley Capital Services	66

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Michael Page International PLC	1,092	0.50%	GBP	5		4/15/15	Morgan Stanley Capital Services	179
Receive	Michael Page International PLC	378	0.50%		2		4/15/15	Morgan Stanley Capital Services	62
Receive	Michael Page International PLC	330	0.50%		2		4/15/15	Morgan Stanley Capital Services	54
Receive	Michael Page International PLC	2,417	0.50%		11		4/15/15	Morgan Stanley Capital Services	396
Receive	Michael Page International PLC	1,256	0.50%		6		4/15/15	Morgan Stanley Capital Services	206
Receive	Michael Page International PLC	341	0.50%		2		4/15/15	Morgan Stanley Capital Services	56
Receive	Michael Page International PLC	1,026	0.50%		5		4/15/15	Morgan Stanley Capital Services	168
Receive	Michael Page International PLC	4,304	0.50%		20		4/15/15	Morgan Stanley Capital Services	704
Receive	Michael Page International PLC	644	0.50%		3		4/15/15	Morgan Stanley Capital Services	105
Receive	Michael Page International PLC	1,198	0.50%		6		4/15/15	Morgan Stanley Capital Services	196
Receive	Michael Page International PLC	868	0.50%		4		4/15/15	Morgan Stanley Capital Services	142
Receive	Michael Page International PLC	21	0.50%		—	*	4/15/15	Morgan Stanley Capital Services	3
Receive	Mineral Resources Ltd.	6,120	0.53%	AUD	69		4/15/15	Morgan Stanley Capital Services	534
Receive	Mineral Resources Ltd.	2,897	0.53%		33		4/15/15	Morgan Stanley Capital Services	253
Receive	Mitsubishi UFJ Financial Group, Inc.	23,500	0.50%	JPY	14,876		4/15/15	Morgan Stanley Capital Services	(1,627)
Receive	Mitsubishi Ufj Financial Group, Inc.	5,500	0.50%		3,482		4/15/15	Morgan Stanley Capital Services	(381)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Mizuho Financial Group, Inc.	98,400	0.50%	JPY	20,369	4/15/15	Morgan Stanley Capital Services	(600)
Receive	Mizuho Financial Group, Inc.	38,900	0.50%		8,052	4/15/15	Morgan Stanley Capital Services	(237)
Receive	Molson Coors Brewing Co.	3,242	1.00%	USD	171	4/15/15	Morgan Stanley Capital Services	3,997
Receive	Murphy Oil Corp.	1,865	0.35%		115	4/15/15	Morgan Stanley Capital Services	(3,003)
Receive	Murphy Oil Corp.	981	0.35%		61	4/15/15	Morgan Stanley Capital Services	(1,579)
Receive	Myer Holdings Ltd.	78,919	0.53%	AUD	200	4/15/15	Morgan Stanley Capital Services	(2,197)
Receive	National Bank of Canada	2,188	1.28%	CAD	189	4/15/15	Morgan Stanley Capital Services	8,646
Receive	National Bank of Canada	251	1.78%		22	4/15/15	Morgan Stanley Capital Services	992
Receive	NEC Corp.	72,000	0.50%	JPY	16,272	4/15/15	Morgan Stanley Capital Services	(3,758)
Receive	NEC Corp.	37,000	0.50%		8,362	4/15/15	Morgan Stanley Capital Services	(1,931)
Receive	Next PLC	1,624	0.50%	GBP	82	4/15/15	Morgan Stanley Capital Services	9,800
Receive	Nextera Energy, Inc.	1,372	0.35%	USD	110	4/15/15	Morgan Stanley Capital Services	6,229
Receive	Nextera Energy, Inc.	829	0.35%		66	4/15/15	Morgan Stanley Capital Services	3,764
Receive	Nihon Kohden Corp.	1,800	0.65%	JPY	6,975	4/15/15	Morgan Stanley Capital Services	3,201
Receive	Nihon Kohden Corp.	1,500	0.50%		5,813	4/15/15	Morgan Stanley Capital Services	2,668
Receive	Nippon Express Co., Ltd.	23,000	0.50%		11,477	4/15/15	Morgan Stanley Capital Services	(1,224)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Nippon Meat Packers, Inc.	8,000	0.50%	JPY	11,112	4/15/15	Morgan Stanley Capital Services	4,123
Receive	Nippon Paper Industries Co., Ltd.	5,900	0.50%		9,281	4/15/15	Morgan Stanley Capital Services	(373)
Receive	Nippon Paper Industries Co., Ltd.	2,800	0.50%		4,404	4/15/15	Morgan Stanley Capital Services	(177)
Receive	Noble Energy, Inc.	1,142	0.35%	USD	78	4/15/15	Morgan Stanley Capital Services	7,560
Receive	Nordstrom, Inc.	2,632	0.35%		150	4/15/15	Morgan Stanley Capital Services	9,291
Receive	Northland Power, Inc.	8,829	1.28%	CAD	140	4/15/15	Morgan Stanley Capital Services	5,250
Receive	Northland Power, Inc.	1,013	1.78%		16	4/15/15	Morgan Stanley Capital Services	602
Receive	Novartis AG	1,548	0.52%	CHF	105	4/15/15	Morgan Stanley Capital Services	4,403
Receive	Novo Nordisk A/S	680	0.50%	DKK	626	4/15/15	Morgan Stanley Capital Services	(629)
Receive	Novo Nordisk A/S	110	0.50%		101	4/15/15	Morgan Stanley Capital Services	(102)
Receive	Novozymes A/S	530	0.50%		108	4/15/15	Morgan Stanley Capital Services	1,124
Receive	Novozymes A/S	2,546	0.50%		518	4/15/15	Morgan Stanley Capital Services	5,398
Receive	NTT Docomo, Inc.	8,500	0.50%	JPY	13,252	4/15/15	Morgan Stanley Capital Services	87
Receive	NTT Docomo, Inc.	1,900	0.50%		2,962	4/15/15	Morgan Stanley Capital Services	19
Receive	Nucor Corp.	1,680	0.35%	USD	83	4/15/15	Morgan Stanley Capital Services	3,847
Receive	O’Reilly Automotive, Inc.	653	0.35%		84	4/15/15	Morgan Stanley Capital Services	(3,441)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	O’Reilly Automotive, Inc.	134	0.35%	USD	17	4/15/15	Morgan Stanley Capital Services	(706)
Receive	O’Reilly Automotive, Inc.	108	0.35%		14	4/15/15	Morgan Stanley Capital Services	(569)
Receive	Occidental Petroleum Corp.	2,089	1.00%		202	4/15/15	Morgan Stanley Capital Services	(1,008)
Receive	Oil Search Ltd.	20,387	0.53%	AUD	177	4/15/15	Morgan Stanley Capital Services	(3,543)
Receive	Oil Search Ltd.	5,265	0.53%		46	4/15/15	Morgan Stanley Capital Services	(915)
Receive	Oji Holdings Corp.	23,000	0.50%	JPY	11,408	4/15/15	Morgan Stanley Capital Services	(10,907)
Receive	Oriental Land Co., Ltd./Japan	1,500	0.50%		24,570	4/15/15	Morgan Stanley Capital Services	(9,682)
Receive	Osaka Gas Co., Ltd.	41,000	0.50%		17,343	4/15/15	Morgan Stanley Capital Services	(3,680)
Receive	Oshkosh Corp.	2,899	0.35%	USD	147	4/15/15	Morgan Stanley Capital Services	(8,668)
Receive	Otsuka Corp.	600	0.50%	JPY	7,656	4/15/15	Morgan Stanley Capital Services	(38)
Receive	Otsuka Corp.	300	0.50%		3,828	4/15/15	Morgan Stanley Capital Services	(19)
Receive	Otsuka Holdings Co., Ltd.	4,800	0.50%		12,936	4/15/15	Morgan Stanley Capital Services	5,157
Receive	Packaging Corp. of America	1,961	0.35%	USD	114	4/15/15	Morgan Stanley Capital Services	8,628
Receive	Partnerre Ltd.	2,460	0.35%		230	4/15/15	Morgan Stanley Capital Services	16,703
Receive	Paychex, Inc.	4,348	0.35%		177	4/15/15	Morgan Stanley Capital Services	6,696
Receive	Petrofac Ltd.	586	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	496

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Petrofac Ltd.	731	0.50%	GBP	10	4/15/15	Morgan Stanley Capital Services	618
Receive	Petrofac Ltd.	357	0.50%		5	4/15/15	Morgan Stanley Capital Services	302
Receive	Petrofac Ltd.	3,938	0.50%		56	4/15/15	Morgan Stanley Capital Services	3,330
Receive	Petrofac Ltd.	1,374	0.50%		19	4/15/15	Morgan Stanley Capital Services	1,162
Receive	Petrofac Ltd.	110	0.50%		2	4/15/15	Morgan Stanley Capital Services	93
Receive	Petrofac Ltd.	688	0.50%		10	4/15/15	Morgan Stanley Capital Services	582
Receive	Peyto Exploration & Development Corp.	4,743	1.28%	CAD	149	4/15/15	Morgan Stanley Capital Services	0
Receive	Peyto Exploration & Development Corp.	765	1.78%		24	4/15/15	Morgan Stanley Capital Services	0
Receive	Pfizer, Inc.	5,669	0.35%	USD	165	4/15/15	Morgan Stanley Capital Services	8,617
Receive	Pfizer, Inc.	2,230	1.00%		68	4/15/15	Morgan Stanley Capital Services	914
Receive	Ping An Insurance Group Co of China Ltd.	14,000	0.50%	HKD	825	4/15/15	Morgan Stanley Capital Services	3,945
Receive	Prudential Financial, Inc.	1,845	0.35%	USD	147	4/15/15	Morgan Stanley Capital Services	3,044
Receive	Publicis Groupe SA	716	0.50%	EUR	43	4/15/15	Morgan Stanley Capital Services	1,563
Receive	Publicis Groupe SA	720	0.50%		43	4/15/15	Morgan Stanley Capital Services	1,572
Receive	Ramsay Health Care Ltd.	5,432	0.53%	AUD	193	4/15/15	Morgan Stanley Capital Services	17,251
Receive	Ramsay Health Care Ltd.	1,069	0.53%		38	4/15/15	Morgan Stanley Capital Services	3,395

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Randstad Holding NV	1,793	0.50%	EUR	75	4/15/15	Morgan Stanley Capital Services	8,705
Receive	Randstad Holding NV	304	0.50%		13	4/15/15	Morgan Stanley Capital Services	1,476
Receive	Red Electrica Corp. SA	3,233	0.50%		147	4/15/15	Morgan Stanley Capital Services	1,882
Receive	Reed Elsevier NV	6,535	0.50%		97	4/15/15	Morgan Stanley Capital Services	(556)
Receive	Reed Elsevier NV	840	0.50%		12	4/15/15	Morgan Stanley Capital Services	(72)
Receive	Reed Elsevier PLC	7,559	0.50%	GBP	64	4/15/15	Morgan Stanley Capital Services	3,414
Receive	Reed Elsevier PLC	1,027	0.50%		9	4/15/15	Morgan Stanley Capital Services	464
Receive	Reed Elsevier PLC	1,296	0.50%		11	4/15/15	Morgan Stanley Capital Services	585
Receive	Reed Elsevier PLC	3,763	0.50%		32	4/15/15	Morgan Stanley Capital Services	1,699
Receive	Regis Resources Ltd.	48,110	0.53%	AUD	171	4/15/15	Morgan Stanley Capital Services	(4,664)
Receive	Renault SA	747	0.50%	EUR	50	4/15/15	Morgan Stanley Capital Services	(2,677)
Receive	Resona Holdings, Inc.	49,300	0.50%	JPY	25,044	4/15/15	Morgan Stanley Capital Services	1,748
Receive	Rexam PLC	1,249	0.50%	GBP	6	4/15/15	Morgan Stanley Capital Services	664
Receive	Rexam PLC	1,576	0.50%		8	4/15/15	Morgan Stanley Capital Services	837
Receive	Rexam PLC	13,764	0.50%		67	4/15/15	Morgan Stanley Capital Services	7,314
Receive	Rightmove PLC	3,874	0.50%		98	4/15/15	Morgan Stanley Capital Services	7,843

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Rightmove PLC	352	0.50%	GBP	9		4/15/15	Morgan Stanley Capital Services	713
Receive	Rightmove PLC	343	0.50%		9		4/15/15	Morgan Stanley Capital Services	694
Receive	Rightmove PLC	101	0.50%		3		4/15/15	Morgan Stanley Capital Services	204
Receive	Rio Tinto Ltd.	2,468	0.53%	AUD	156		4/15/15	Morgan Stanley Capital Services	1,083
Receive	Rio Tinto Ltd.	653	0.53%		41		4/15/15	Morgan Stanley Capital Services	286
Receive	Rockwell Automation, Inc.	1,960	0.35%	USD	208		4/15/15	Morgan Stanley Capital Services	7,958
Receive	Rolls-Royce Holdings PLC	8,071	0.50%	GBP	90		4/15/15	Morgan Stanley Capital Services	4,399
Receive	Rolls-Royce Holdings PLC	919	0.50%		10		4/15/15	Morgan Stanley Capital Services	501
Receive	Rolls-Royce Holdings PLC	1,160	0.50%		13		4/15/15	Morgan Stanley Capital Services	632
Receive	Rolls-Royce Holdings PLC	2,058	0.50%		23		4/15/15	Morgan Stanley Capital Services	1,122
Receive	Rolls-Royce Holdings PLC	1,049,888	1.02%		—	*	4/15/15	Morgan Stanley Capital Services	1,667
Receive	Royal Bank of Canada	2,294	1.28%	CAD	156		4/15/15	Morgan Stanley Capital Services	3,960
Receive	Royal Bank of Scotland Group PLC	956	0.50%	GBP	4		4/15/15	Morgan Stanley Capital Services	(148)
Receive	Royal Bank of Scotland Group PLC	13,697	0.50%		52		4/15/15	Morgan Stanley Capital Services	(2,127)
Receive	Royal Caribbean Cruises Ltd.	3,079	0.35%	USD	113		4/15/15	Morgan Stanley Capital Services	16,380
Receive	RSA Insurance Group PLC	4,465	0.50%	GBP	5		4/15/15	Morgan Stanley Capital Services	712

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	RSA Insurance Group PLC	19,425	0.50%	GBP	23	4/15/15	Morgan Stanley Capital Services	3,098
Receive	RSA Insurance Group PLC	4,078	0.50%		5	4/15/15	Morgan Stanley Capital Services	650
Receive	RSA Insurance Group PLC	8,145	0.50%		10	4/15/15	Morgan Stanley Capital Services	1,299
Receive	RSA Insurance Group PLC	7,353	0.50%		9	4/15/15	Morgan Stanley Capital Services	1,173
Receive	RSA Insurance Group PLC	1,378	0.50%		2	4/15/15	Morgan Stanley Capital Services	220
Receive	RSA Insurance Group PLC	22,893	0.50%		27	4/15/15	Morgan Stanley Capital Services	3,651
Receive	RSA Insurance Group PLC	1,425	0.50%		2	4/15/15	Morgan Stanley Capital Services	227
Receive	RSA Insurance Group PLC	7,596	0.50%		9	4/15/15	Morgan Stanley Capital Services	1,212
Receive	Sa Sa International Holdings Ltd.	126,000	0.50%	HKD	1,077	4/15/15	Morgan Stanley Capital Services	(1,498)
Receive	Sa Sa International Holdings Ltd.	56,000	0.50%		479	4/15/15	Morgan Stanley Capital Services	(666)
Receive	SAfran SA	2,762	0.50%	EUR	126	4/15/15	Morgan Stanley Capital Services	5,301
Receive	Salix Pharmaceuticals Ltd.	1,671	0.35%	USD	114	4/15/15	Morgan Stanley Capital Services	5,765
Receive	Salvatore Ferragamo SpA	2,633	0.50%	EUR	67	4/15/15	Morgan Stanley Capital Services	(665)
Receive	Sandisk Corp.	1,623	0.35%	USD	102	4/15/15	Morgan Stanley Capital Services	11,053
Receive	Sandisk Corp.	595	0.35%		37	4/15/15	Morgan Stanley Capital Services	4,052
Receive	Sandisk Corp.	525	1.00%		36	4/15/15	Morgan Stanley Capital Services	696

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Sands China Ltd.	28,900	0.50%	HKD	1,545	4/15/15	Morgan Stanley Capital Services	6,242
Receive	Sankyu, Inc.	28,000	0.50%	JPY	9,184	4/15/15	Morgan Stanley Capital Services	6,825
Receive	Santos Ltd.	16,227	0.53%	AUD	242	4/15/15	Morgan Stanley Capital Services	3,874
Receive	Santos Ltd.	1,442	0.53%		21	4/15/15	Morgan Stanley Capital Services	344
Receive	Schlumberger Ltd.	1,801	0.35%	USD	163	4/15/15	Morgan Stanley Capital Services	5,727
Receive	Schroders PLC	266	0.50%	GBP	7	4/15/15	Morgan Stanley Capital Services	(290)
Receive	Schroders PLC	282	0.50%		7	4/15/15	Morgan Stanley Capital Services	(307)
Receive	Schroders PLC	2,980	0.50%		79	4/15/15	Morgan Stanley Capital Services	(3,247)
Receive	Scripps Networks Interactive, Inc.	2,883	0.35%	USD	225	4/15/15	Morgan Stanley Capital Services	7,525
Receive	Seadrill Ltd.	3,083	0.52%	NOK	856	4/15/15	Morgan Stanley Capital Services	(1,215)
Receive	Seek Ltd.	17,016	0.53%	AUD	208	4/15/15	Morgan Stanley Capital Services	12,839
Receive	Seek Ltd.	5,666	0.53%		69	4/15/15	Morgan Stanley Capital Services	4,275
Receive	SEI Investments Co.	4,809	0.35%	USD	152	4/15/15	Morgan Stanley Capital Services	7,839
Receive	Seino Holdings Co., Ltd.	25,000	0.50%	JPY	25,175	4/15/15	Morgan Stanley Capital Services	(9,119)
Receive	Sekisui House Ltd.	13,500	0.50%		17,132	4/15/15	Morgan Stanley Capital Services	19,553
Receive	Sekisui House Ltd.	6,000	0.50%		7,614	4/15/15	Morgan Stanley Capital Services	8,690

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Serco Group PLC	9,554	0.50%	GBP	49	4/15/15	Morgan Stanley Capital Services	6,251
Receive	Serco Group PLC	849	0.50%		4	4/15/15	Morgan Stanley Capital Services	556
Receive	Serco Group PLC	881	0.50%		5	4/15/15	Morgan Stanley Capital Services	576
Receive	Shaftesbury PLC	681	0.50%		4	4/15/15	Morgan Stanley Capital Services	(111)
Receive	Shaftesbury PLC	861	0.50%		5	4/15/15	Morgan Stanley Capital Services	(140)
Receive	Shaftesbury PLC	596	0.50%		4	4/15/15	Morgan Stanley Capital Services	(97)
Receive	Shaftesbury PLC	2,183	0.50%		13	4/15/15	Morgan Stanley Capital Services	(355)
Receive	Shaftesbury PLC	1,901	0.50%		11	4/15/15	Morgan Stanley Capital Services	(309)
Receive	Shaftesbury PLC	597	0.50%		4	4/15/15	Morgan Stanley Capital Services	(97)
Receive	Shaftesbury PLC	627	0.50%		4	4/15/15	Morgan Stanley Capital Services	(102)
Receive	Shaftesbury PLC	619	0.50%		4	4/15/15	Morgan Stanley Capital Services	(101)
Receive	Shaftesbury PLC	992	0.50%		6	4/15/15	Morgan Stanley Capital Services	(161)
Receive	Shionogi & Co., Ltd.	9,000	0.50%	JPY	18,873	4/15/15	Morgan Stanley Capital Services	7,222
Receive	Showa Shell Sekiyu Kk	11,600	0.50%		12,424	4/15/15	Morgan Stanley Capital Services	(1,636)
Receive	Sihuan Pharmaceutical Holdings Group Ltd.	311,000	0.50%	HKD	1,819	4/15/15	Morgan Stanley Capital Services	(2,537)
Receive	Singapore Post Ltd.	158,000	0.50%	SGD	201	4/15/15	Morgan Stanley Capital Services	5,024

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Singapore Post Ltd.	105,000	0.50%	SGD	133	4/15/15	Morgan Stanley Capital Services	3,339
Receive	Skandinaviska Enskilda Banken AB	12,582	0.51%	SEK	932	4/15/15	Morgan Stanley Capital Services	8,401
Receive	SKF AB	1,970	0.51%		338	4/15/15	Morgan Stanley Capital Services	(104)
Receive	Smiths Group PLC	519	0.50%	GBP	7	4/15/15	Morgan Stanley Capital Services	336
Receive	Smiths Group PLC	795	0.50%		11	4/15/15	Morgan Stanley Capital Services	515
Receive	Smiths Group PLC	5,324	0.50%		74	4/15/15	Morgan Stanley Capital Services	3,450
Receive	Soho China Ltd.	154,500	0.50%	HKD	1,034	4/15/15	Morgan Stanley Capital Services	2,116
Receive	Square Enix Holdings Co., Ltd.	4,900	0.50%	JPY	8,110	4/15/15	Morgan Stanley Capital Services	(3,500)
Receive	Square Enix Holdings Co., Ltd.	3,200	0.50%		5,296	4/15/15	Morgan Stanley Capital Services	(2,286)
Receive	Sse PLC	534	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	(241)
Receive	SSE PLC	674	0.50%		10	4/15/15	Morgan Stanley Capital Services	(305)
Receive	SSE PLC	5,888	0.50%		85	4/15/15	Morgan Stanley Capital Services	(2,661)
Receive	Starbucks Corp.	2,564	0.35%	USD	197	4/15/15	Morgan Stanley Capital Services	11,128
Receive	Starbucks Corp.	95	0.35%		7	4/15/15	Morgan Stanley Capital Services	412
Receive	Starhub Ltd.	78,000	0.50%	SGD	349	4/15/15	Morgan Stanley Capital Services	(1,769)
Receive	Statoil Asa	6,910	0.52%	NOK	951	4/15/15	Morgan Stanley Capital Services	3,780

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Statoil ASA	2,240	0.52%	NOK	308	4/15/15	Morgan Stanley Capital Services	1,225
Receive	Stericycle, Inc.	1,515	0.35%	USD	177	4/15/15	Morgan Stanley Capital Services	(833)
Receive	Stericycle, Inc.	59	0.35%		7	4/15/15	Morgan Stanley Capital Services	(32)
Receive	Stryker Corp.	2,370	0.35%		166	4/15/15	Morgan Stanley Capital Services	8,816
Receive	Sumitomo Corp.	14,400	0.50%	JPY	19,181	4/15/15	Morgan Stanley Capital Services	(7,674)
Receive	Sumitomo Corp.	2,300	0.50%		3,064	4/15/15	Morgan Stanley Capital Services	(1,226)
Receive	Suncor Energy, Inc.	6,032	1.28%	CAD	224	4/15/15	Morgan Stanley Capital Services	4,455
Receive	Suncor Energy, Inc.	693	1.78%		26	4/15/15	Morgan Stanley Capital Services	512
Receive	Suncorp Group Ltd.	10,073	0.53%	AUD	130	4/15/15	Morgan Stanley Capital Services	3,819
Receive	Suncorp Group Ltd.	2,914	0.53%		38	4/15/15	Morgan Stanley Capital Services	1,105
Receive	Supergroup PLC	532	0.50%	GBP	6	4/15/15	Morgan Stanley Capital Services	855
Receive	Supergroup PLC	350	0.50%		4	4/15/15	Morgan Stanley Capital Services	563
Receive	Supergroup PLC	321	0.50%		3	4/15/15	Morgan Stanley Capital Services	516
Receive	Supergroup PLC	5,864	0.50%		63	4/15/15	Morgan Stanley Capital Services	9,426
Receive	T Rowe Price Group, Inc.	2,589	0.35%	USD	192	4/15/15	Morgan Stanley Capital Services	8,285
Receive	Takara Holdings, Inc.	7,000	0.50%	JPY	6,258	4/15/15	Morgan Stanley Capital Services	549

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Takara Holdings, Inc.	8,000	0.50%	JPY	7,152	4/15/15	Morgan Stanley Capital Services	628
Receive	Tatts Group Ltd.	60,043	0.53%	AUD	185	4/15/15	Morgan Stanley Capital Services	3,496
Receive	Tatts Group Ltd.	5,682	0.53%		18	4/15/15	Morgan Stanley Capital Services	331
Receive	Tencent Holdings Ltd.	4,400	0.50%	HKD	1,856	4/15/15	Morgan Stanley Capital Services	553
Receive	Tesco PLC	2,275	0.50%	GBP	8	4/15/15	Morgan Stanley Capital Services	(26)
Receive	Tesco PLC	2,840	0.50%		10	4/15/15	Morgan Stanley Capital Services	(32)
Receive	Tesco PLC	9,420	0.50%		34	4/15/15	Morgan Stanley Capital Services	(106)
Receive	Thomas Cook Group PLC	4,277	0.50%		6	4/15/15	Morgan Stanley Capital Services	(525)
Receive	Thomas Cook Group PLC	5,339	0.50%		8	4/15/15	Morgan Stanley Capital Services	(655)
Receive	Thomas Cook Group PLC	5,661	0.50%		9	4/15/15	Morgan Stanley Capital Services	(695)
Receive	Thomas Cook Group PLC	21,295	0.50%		32	4/15/15	Morgan Stanley Capital Services	(2,614)
Receive	Thyssenkrupp AG	5,303	0.50%	EUR	100	4/15/15	Morgan Stanley Capital Services	(677)
Receive	Thyssenkrupp AG	800	0.50%		15	4/15/15	Morgan Stanley Capital Services	(102)
Receive	Tim Hortons, Inc.	2,055	1.28%	CAD	123	4/15/15	Morgan Stanley Capital Services	4,494
Receive	Tim Hortons, Inc.	336	1.78%		20	4/15/15	Morgan Stanley Capital Services	735
Receive	TJX Cos, Inc.	4,152	0.35%	USD	231	4/15/15	Morgan Stanley Capital Services	21,424

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Tod’s SpA	489	0.50%	EUR	63	4/15/15	Morgan Stanley Capital Services	(4,074)
Receive	Tokio Marine Holdings, Inc.	5,500	0.50%	JPY	16,940	4/15/15	Morgan Stanley Capital Services	8,038
Receive	Toppan Printing Co., Ltd.	16,000	0.50%		12,672	4/15/15	Morgan Stanley Capital Services	(2,498)
Receive	Toronto-Dominion Bank	1,681	1.28%	CAD	155	4/15/15	Morgan Stanley Capital Services	5,353
Receive	Tourmaline Oil Corp.	3,570	1.28%		141	4/15/15	Morgan Stanley Capital Services	3,492
Receive	Tourmaline Oil Corp.	410	1.78%		16	4/15/15	Morgan Stanley Capital Services	401
Receive	Toyota Boshoku Corp.	6,200	0.50%	JPY	8,134	4/15/15	Morgan Stanley Capital Services	318
Receive	Toyota Boshoku Corp.	3,600	0.50%		4,723	4/15/15	Morgan Stanley Capital Services	185
Receive	Travis Perkins PLC	394	0.50%	GBP	7	4/15/15	Morgan Stanley Capital Services	522
Receive	Travis Perkins PLC	491	0.50%		9	4/15/15	Morgan Stanley Capital Services	651
Receive	Travis Perkins PLC	543	0.50%		10	4/15/15	Morgan Stanley Capital Services	720
Receive	Travis Perkins PLC	531	0.50%		9	4/15/15	Morgan Stanley Capital Services	704
Receive	Travis Perkins PLC	593	0.50%		11	4/15/15	Morgan Stanley Capital Services	786
Receive	Travis Perkins PLC	539	0.50%		10	4/15/15	Morgan Stanley Capital Services	714
Receive	Travis Perkins PLC	1,075	0.50%		19	4/15/15	Morgan Stanley Capital Services	1,425
Receive	Travis Perkins PLC	1,062	0.50%		19	4/15/15	Morgan Stanley Capital Services	1,408

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Trinity Industries, Inc.	2,638	1.00%	USD	121	4/15/15	Morgan Stanley Capital Services	12,917
Receive	Tsingtao Brewery Co., Ltd.	18,000	0.50%	HKD	1,121	4/15/15	Morgan Stanley Capital Services	2,769
Receive	Twenty-First Century Fox, Inc.	4,228	0.35%	USD	141	4/15/15	Morgan Stanley Capital Services	2,790
Receive	UBM PLC	11,465	0.50%	GBP	82	4/15/15	Morgan Stanley Capital Services	(6,212)
Receive	UBM PLC	1,039	0.50%		7	4/15/15	Morgan Stanley Capital Services	(563)
Receive	UBM PLC	1,297	0.50%		9	4/15/15	Morgan Stanley Capital Services	(703)
Receive	Ubs AG	4,009	0.52%	CHF	77	4/15/15	Morgan Stanley Capital Services	(7,375)
Receive	United Arrows Ltd.	3,300	0.50%	JPY	12,821	4/15/15	Morgan Stanley Capital Services	11,801
Receive	United Parcel Service, Inc.	2,414	0.35%	USD	218	4/15/15	Morgan Stanley Capital Services	19,215
Receive	United Technologies Corp.	1,174	0.35%		124	4/15/15	Morgan Stanley Capital Services	528
Receive	Valeo SA	1,167	0.63%	EUR	84	4/15/15	Morgan Stanley Capital Services	927
Receive	Vermilion Energy, Inc.	3,491	0.88%	CAD	201	4/15/15	Morgan Stanley Capital Services	(469)
Receive	Vesuvius PLC	880	0.50%	GBP	4	4/15/15	Morgan Stanley Capital Services	282
Receive	Vesuvius PLC	1,109	0.50%		5	4/15/15	Morgan Stanley Capital Services	355
Receive	Vesuvius PLC	2,764	0.50%		13	4/15/15	Morgan Stanley Capital Services	885
Receive	Vesuvius PLC	1,829	0.50%		9	4/15/15	Morgan Stanley Capital Services	585

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Vesuvius PLC	694	0.50%	GBP	3	4/15/15	Morgan Stanley Capital Services	222
Receive	Vesuvius PLC	1,004	0.50%		5	4/15/15	Morgan Stanley Capital Services	321
Receive	Vesuvius PLC	2,503	0.50%		12	4/15/15	Morgan Stanley Capital Services	801
Receive	Vesuvius PLC	898	0.50%		4	4/15/15	Morgan Stanley Capital Services	287
Receive	Viacom, Inc.	2,763	0.35%	USD	228	4/15/15	Morgan Stanley Capital Services	2,045
Receive	Vodafone Group PLC	3,262	0.50%	GBP	7	4/15/15	Morgan Stanley Capital Services	337
Receive	Vodafone Group PLC	4,116	0.50%		9	4/15/15	Morgan Stanley Capital Services	425
Receive	Vodafone Group PLC	35,953	0.50%		80	4/15/15	Morgan Stanley Capital Services	3,711
Receive	Volvo AB	5,722	0.51%	SEK	540	4/15/15	Morgan Stanley Capital Services	(9,960)
Receive	Volvo AB	330	0.51%		31	4/15/15	Morgan Stanley Capital Services	(574)
Receive	Waddell & Reed Financial, Inc.	1,787	0.35%	USD	99	4/15/15	Morgan Stanley Capital Services	11,776
Receive	Wesfarmers Ltd.	3,570	0.53%	AUD	149	4/15/15	Morgan Stanley Capital Services	3,961
Receive	Westlake Chemical Corp.	1,444	0.35%	USD	157	4/15/15	Morgan Stanley Capital Services	(1,545)
Receive	Westpac Banking Corp.	5,826	0.53%	AUD	194	4/15/15	Morgan Stanley Capital Services	6,120
Receive	Wheelock & Co., Ltd.	50,000	0.50%	HKD	2,015	4/15/15	Morgan Stanley Capital Services	(4,733)
Receive	Whitbread PLC	201	0.50%	GBP	7	4/15/15	Morgan Stanley Capital Services	576

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Whitbread PLC	2,467	0.50%	GBP	80	4/15/15	Morgan Stanley Capital Services	7,067
Receive	Wing Tai Holdings Ltd.	44,000	0.50%	SGD	95	4/15/15	Morgan Stanley Capital Services	1,968
Receive	Wing Tai Holdings Ltd.	53,000	0.50%		114	4/15/15	Morgan Stanley Capital Services	2,371
Receive	Woolworths Ltd.	3,245	0.53%	AUD	110	4/15/15	Morgan Stanley Capital Services	3,190
Receive	Woolworths Ltd.	1,038	0.53%		35	4/15/15	Morgan Stanley Capital Services	1,020
Receive	Yahoo!, Inc.	3,493	0.35%	USD	117	4/15/15	Morgan Stanley Capital Services	(1,572)
Receive	Yahoo!, Inc.	1,592	0.35%		53	4/15/15	Morgan Stanley Capital Services	(716)
Receive	Yamaha Corp.	11,300	0.50%	JPY	16,249	4/15/15	Morgan Stanley Capital Services	3,460
Receive	Yangzijiang Shipbuilding Holdings Ltd.	346,000	0.50%	SGD	410	4/15/15	Morgan Stanley Capital Services	(1,837)
Receive	China Petroleum & Chemical Corp.	338,000	0.50%	HKD	2,113	4/15/15	Morgan Stanley Capital Services	1,138
Receive	China Railway Construction Corp., Ltd.	187,000	0.50%		1,582	4/15/15	Morgan Stanley Capital Services	1,052
Receive	Jiangxi Copper Co., Ltd.	64,000	0.50%		969	4/15/15	Morgan Stanley Capital Services	(2,278)
Receive	Eisai Co., Ltd.	8,300	0.50%	JPY	32,287	4/15/15	Morgan Stanley Capital Services	(2,313)

								$(74,258)

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
*	Notional amount less than $500.
(a)	One contract relates to 1 share.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of October 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(24,366), resulting in net unrealized depreciation of $(24,366).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

NET COUNTRY EXPOSURE (TOP THREE)*

Long		Short
China	4.6%	United States	-5.4%
Singapore	0.9	Hong Kong	-5.3
Norway	0.8	Switzerland	-1.4

*	Holdings are expressed as a percentage of total net assets and may vary over time.

AllianceBernstein Market Neutral Strategy - Global

October 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Options Purchased - Calls	$	– 0	–	$79,334		$	– 0	–	$79,334
Short-Term Investments:
Investment Companies		15,092,214		– 0	–		– 0	–	15,092,214
U.S. Treasury Bills		– 0	–	12,998,834			– 0	–	12,998,834
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total Investments in Securities		15,092,214		13,078,168			– 0	–	28,170,382
Other Financial Instruments* :
Assets:
Total Return Swaps		– 0	–	1,916,442			– 0	–	1,916,442
Liabilities:
Total Return Swaps		– 0	–	(1,990,700)			– 0	–	(1,990,700)

Total+		$15,092,214		$13,003,910		$	– 0	–	$28,096,124

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Total
Balance as of 7/31/13		$2,470			$2,470
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(296)			(296)
Purchases		– 0	–		– 0	–
Sales		(2,174)			(2,174)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/13	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/13	$	– 0	–	$	– 0	–

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2013